                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07185

Morgan Stanley Select Dimensions Investment Series
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003


Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES


ANNUAL REPORT
DECEMBER 31, 2003

Morgan Stanley Select Dimensions Investment Series

TABLE OF CONTENTS

Letter to the Shareholders                                                     1

Portfolio of Investments:
     Money Market                                                             18
     Flexible Income                                                          20
     Balanced Growth                                                          44
     Utilities                                                                56
     Dividend Growth                                                          60
     Value-Added Market                                                       63
     Growth                                                                   75
     American Opportunities                                                   78
     Capital Opportunities                                                    83
     Global Equity                                                            86
     Developing Growth                                                        92

Financial Statements:
     Statements of Assets and Liabilities                                     96
     Statements of Operations                                                 98
     Statements of Changes in Net Assets                                     100
Notes to Financial Statements                                                108
Financial Highlights                                                         118
Independent Auditors' Report                                                 126
Trustee and Officer Information                                              127

Morgan Stanley Select Dimensions Investment Series

LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2003

Dear Shareholder:

The year 2003 was a remarkable period for investors in the capital markets, with a broad divergence of returns across regions, asset classes and sectors. The defining characteristic of the equity and corporate credit markets during the period under review was the return of investors' appetite for risk, as buyers who had been sidelined by the bear market drove stock prices higher and credit spreads lower. With the economy finally showing signs of life, economically sensitive sectors -- and, in the case of much of Asia, regions -- handily outperformed the more traditionally defensive market segments that had outperformed in previous years. Bond yields remained low during the period, though the Treasury market was volatile. The year closed with equities up sharply in the developed world, even more sharply in the emerging markets and underperformance by the lower-yielding bond markets.

Equity Overview

The U.S. equity market posted one of its strongest 12-month returns in years after a slow start in the first months of 2003. During the first quarter the market declined as ongoing concerns about terrorism and the potential for war in Iraq undermined investor confidence. Buying was further depressed as concerns persisted regarding the potential for deflation. By mid March the U.S. equity market was testing its July and October 2002 lows.

That trend reversed sharply when it became clear in March that the U.S. intended to go to war in Iraq. This development, which helped reduce the uncertainty risk premium in the capital markets, was reflected in tightening corporate credit spreads. Accommodative fiscal and monetary policies also played a role as corporations began to add their purchases to already strong consumer spending. In April key earnings reports were also stronger than many had anticipated, as were second-quarter forecasts. These supportive factors caused the equity market to rally sharply in the second quarter. The rally was led by the companies that had corrected most severely in the bear market. This environment heavily favored the technology sector, which went on to post the strongest gains for the year of any sector.

While the equity market was consolidating during the third quarter, the U.S. economy showed signs of exceptional growth, with the final number for third-quarter GDP growth coming in at 8.2 percent. This improved activity breathed life into such heavily cyclical sectors as basic materials and industrials. Together with technology, these economically sensitive sectors went on to dominate the U.S. equity market in terms of gains in the 2003 rally. Equities went on to close the year with another sharp rise in the fourth quarter.

While all major sectors of the market posted positive returns in 2003, the gains were not uniform. The defensive sectors that had led the market in previous years, such as health care, utilities and energy, all lagged the broader market. Telecommunications continued to lag as overcapacity and regulatory challenges took their toll on companies' earnings. Large-capitalization stocks generally underperformed relative to smaller-cap companies, with the more-leveraged, less-defensive names leading across the capitalization spectrum.

Fixed-Income Overview

In 2003 the bond markets were dominated by perceptions of Federal Reserve Bank concerns about deflation as well as by mounting evidence that the U.S. economy was moving into a solid recovery. Interest rates rose briefly in January on expectations of an imminent recovery, only to consolidate through the spring in the absence of decisive economic developments. The market moved out of this pattern in May, when Federal Reserve minutes acknowledged its heightened concern about deflation as a possibility, "however remote." These comments sent yields plummeting to multidecade lows as investors sought the safety of Treasury bonds.

Interest rates reversed course once more in June when the Federal Reserve Open Market Committee cut rates by 25 basis points. This cut, half of what the market had expected, signaled to many investors that the Fed was less concerned about deflation than had previously been thought. The economy also began showing more convincing signs of strength in the third quarter. By September both consumer and corporate spending were showing strength and the GDP growth rate topped 8 percent. Interest rates moved sharply higher through the end of August in one of their strongest upward moves in years. Continuing strength in the economy balanced ongoing deflationary worries to keep interest rates largely unchanged through the end of the year.

In spite of this volatility during the year, interest rates ended the period only slightly changed. Across the bulk of the yield curve, yields moved up in parallel, increasing by roughly 50 basis points. In contrast, the very short part of the yield curve fell by 25 basis points in response to the June interest-rate cut. These changes had the effect of steepening the yield curve slightly to a configuration consistent with expectations for an improving economy. However, the implied period over which the economy would recover was, in our view, unduly pessimistic.

Mortgage-backed securities (MBSs) had a strong year in which they went from attractively priced to expensive relative to historical levels. At the beginning of the year, uncertainty over the state of the economy and prepayment speeds led investors to demand a fairly large risk premium as compensation. By early summer, the market had priced in prepayment speeds well in excess of historical levels. Once rates stabilized later in the year, MBS yield spreads over Treasuries began to decline as investors developed greater confidence in the clarity of economic data.

Corporate bonds entered the year with very wide yield spreads, following a string of corporate governance scandals in 2002, though their spreads had begun the process of returning from their widest levels of 2002. Corporates continued to do well through 2003 as investors were drawn to their relatively attractive yields. Sector performance was varied, with such economically sensitive segments as industrials and basic materials leading.

International Overview

In 2003 performance across the world's equity markets was characterized by an early weak period from January to mid March, followed by strong returns from mid March to year-end. After a first-quarter decline in the equity markets that tested the October and July 2002 lows, the markets recovered rapidly between March and early summer, based on a reduction of the risk premium for the Iraq war and its surrounding uncertainty. This recovery, which slowed during the third quarter, was revived by a year-end rally in the fourth quarter that was based on an optimistic outlook for faster economic growth in 2004. Conditions remained favorable during this strong second period, because of renewed capital spending by corporations and continued consumer spending.

In 2003 performance was led by the emerging markets, which rallied strongly, followed by the same good performance in the euro zone but more modest gains in the U.S. and U.K. The stellar performance of emerging markets in 2003 was in large part based on several countries' willingness to address their economic weaknesses by trying to cut inflation, lower budget deficits and improve their current-account balances. These countries also benefited greatly from the global pickup in growth as countries like Brazil enjoyed a boost in exports of commodities to China and the U.S. Asia remained a leveraged play on growth, particularly in regard to that of the U.S., and the region's smaller markets rallied sharply on expectations of further growth in the U.S. Growth in emerging markets was driven also by the liquidity created as interest rates remained low throughout the period.

Among the developed economies, Japan had the strongest performance during the period. The Japanese market was driven by a combination of positive factors, not the least of which was its relatively low valuations compared to those of other regions. The Japanese economy also began to show signs of life after a protracted, multiyear decline. Economic activity was further helped considerably by the country's close trading relationship with China.

The European stock markets were similarly strong in U.S. dollar terms, though for different reasons than in Japan. While the dollar's decline of 20 percent against the euro played a major role in the outperformance of the European markets, this scenario was also the result of the composition of the major European stock market indexes. The significant weightings there of technology, materials, banks and capital goods sectors in particular was a major factor, as the more cyclical sectors of the French, German and Spanish markets did well in the rally.

As elsewhere throughout Europe, the relative performance of the U.K. among the world's equity markets was in large part the result of the composition of its economy. The U.K. stock market is dominated by the consumer staples and oil sectors. Consumer staples companies, which tend to have more stable -- and thus less cyclical -- growth characteristics, lagged in the cyclical rally. Britain's oil sector also lagged, given unfavorable currency and pricing dynamics. While the U.K. economy performed relatively well during the period, a Bank of England decision to increase interest rates made the stock market somewhat less attractive to global investors.

American Opportunities Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley American Opportunities Portfolio's Class X shares produced a total return of 20.57 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 20.25 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We entered the period with a cautious outlook for the economy and the stock market, given our concerns over the risk of deflation as well as the high levels of consumer and corporate debt. As a result, we kept the Portfolio positioned fairly conservatively through the first part of the year, with technology holdings below those of the S&P 500 Index. This strategy limited the Portfolio's participation in the technology-led rally of the second quarter.

As the economy began to show significant signs of improvement we shifted the Portfolio's composition to emphasize the more economically sensitive sectors that were more likely to benefit from recovery. This strategy resulted in overweighted positions relative to the S&P 500 Index in technology, industrials and basic materials, all of which went on to perform strongly. While these positions were added after the rally began, they were sufficient to boost the Portfolio's performance in the latter part of the year.

[CHART]

GROWTH OF $10,000: AMERICAN OPPORTUNITIES -- CLASS X
($ in Thousands)

                    FUND         S&P 500(3)
Nov-1994        $ 10,000           $ 10,000
Dec-1994        $ 10,069           $  9,918
Mar-1995        $ 10,625           $ 10,883
Jun-1995        $ 11,772           $ 11,922
Sep-1995        $ 13,294           $ 12,870
Dec-1995        $ 13,991           $ 13,644
Mar-1996        $ 14,354           $ 14,377
Jun-1996        $ 14,985           $ 15,022
Sep-1996        $ 15,306           $ 15,486
Dec-1996        $ 15,803           $ 16,776
Mar-1997        $ 15,464           $ 17,227
Jun-1997        $ 17,781           $ 20,232
Sep-1997        $ 20,747           $ 21,748
Dec-1997        $ 20,848           $ 22,373
Mar-1998        $ 23,615           $ 25,495
Jun-1998        $ 25,030           $ 26,336
Sep-1998        $ 23,231           $ 23,716
Dec-1998        $ 27,266           $ 28,765
Mar-1999        $ 29,953           $ 30,198
Jun-1999        $ 31,198           $ 32,327
Sep-1999        $ 30,435           $ 30,308
Dec-1999        $ 42,482           $ 34,818
Mar-2000        $ 44,697           $ 35,616
Jun-2000        $ 42,154           $ 34,670
Sep-2000        $ 46,219           $ 34,331
Dec-2000        $ 40,605           $ 31,644
Mar-2001        $ 31,694           $ 27,893
Jun-2001        $ 31,638           $ 29,526
Sep-2001        $ 26,900           $ 25,192
Dec-2001        $ 28,639           $ 27,886
Mar-2002        $ 28,792           $ 27,966
Jun-2002        $ 25,907           $ 24,219
Sep-2002        $ 22,695           $ 20,035
Dec-2002        $ 22,464           $ 21,726
Mar-2003        $ 21,714           $ 21,042
Jun-2003        $ 24,113           $ 24,282
Sep-2003        $ 24,499           $ 24,923
Dec-2003        $ 27,086(2)        $ 27,958

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 20.57%(1)          (0.13)%(1)             11.52%(1)
Class Y                 20.25%(1)             --                 (12.49)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

Balanced Growth Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Balanced Growth Portfolio's Class X shares posted a total return of 19.84 percent compared to
30.03 percent for the Russell 1000 Value Index and 4.10 percent for the Lehman Brothers U.S. Aggregate Index. For the same period, the Portfolio's Class Y shares returned 19.51 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio enjoyed its largest gains in the economically sensitive sectors, which rallied sharply on rising optimism regarding the prospects for the U.S. economy. The Portfolio's best-performing position was Phelps Dodge, a mining company whose stock climbed with rising commodity prices. Holdings in the financial sector also boosted performance, with investment banking and brokerage companies gaining on rising profits. As a group, consumer discretionary stocks rallied as consumer spending remained strong and our picks outperformed their peers. Our holdings in Time Warner, Starwood Hotels and Disney were the leaders within that group.

The Portfolio's holdings in Schering-Plough, which lost the patent on an important antiallergy drug -- allowing it to be made generically and sold over the counter -- proved one of our biggest disappointments. Our stock in the telecommunications company Sprint hindered performance as well, as it experienced troubles stemming from sector overcapacity, narrowing

[CHART]

GROWTH OF $10,000: BALANCED GROWTH -- CLASS X
($ in Thousands)

                    FUND     LEHMAN AGGREGATE(4)   RUSSELL 1000 VALUE(3)
Nov-1994        $ 10,000                $ 10,000                $ 10,000
Dec-1994        $ 10,060                $ 10,094                $  9,903
Mar-1995        $ 10,498                $ 10,603                $ 10,845
Jun-1995        $ 11,453                $ 11,249                $ 11,816
Sep-1995        $ 11,942                $ 11,470                $ 12,848
Dec-1995        $ 12,359                $ 11,959                $ 13,701
Mar-1996        $ 12,670                $ 11,746                $ 14,477
Jun-1996        $ 13,090                $ 11,813                $ 14,726
Sep-1996        $ 13,538                $ 12,032                $ 15,154
Dec-1996        $ 14,033                $ 12,393                $ 16,666
Mar-1997        $ 13,705                $ 12,323                $ 17,093
Jun-1997        $ 15,411                $ 12,776                $ 19,613
Sep-1997        $ 16,312                $ 13,201                $ 21,566
Dec-1997        $ 16,542                $ 13,589                $ 22,530
Mar-1998        $ 18,156                $ 13,801                $ 25,156
Jun-1998        $ 18,332                $ 14,123                $ 25,269
Sep-1998        $ 16,894                $ 14,720                $ 22,341
Dec-1998        $ 18,926                $ 14,769                $ 26,051
Mar-1999        $ 19,355                $ 14,696                $ 26,424
Jun-1999        $ 20,547                $ 14,567                $ 29,404
Sep-1999        $ 18,984                $ 14,666                $ 26,524
Dec-1999        $ 19,591                $ 14,648                $ 27,965
Mar-2000        $ 19,236                $ 14,971                $ 28,099
Jun-2000        $ 18,346                $ 15,232                $ 26,782
Sep-2000        $ 19,581                $ 15,691                $ 28,888
Dec-2000        $ 20,839                $ 16,351                $ 29,927
Mar-2001        $ 20,664                $ 16,848                $ 28,174
Jun-2001        $ 21,536                $ 16,943                $ 29,550
Sep-2001        $ 19,796                $ 17,724                $ 26,314
Dec-2001        $ 21,090                $ 17,732                $ 28,254
Mar-2002        $ 21,573                $ 17,749                $ 29,410
Jun-2002        $ 20,174                $ 18,404                $ 26,905
Sep-2002        $ 17,812                $ 19,248                $ 21,854
Dec-2002        $ 18,667                $ 19,551                $ 23,868
Mar-2003        $ 18,047                $ 19,823                $ 22,707
Jun-2003        $ 20,254                $ 20,319                $ 26,629
Sep-2003        $ 20,530                $ 20,289                $ 27,179
Dec-2003        $ 22,371(2)             $ 20,353                $ 31,035

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 19.84%(1)           3.40%(1)              9.21%(1)
Class Y                 19.51%(1)             --                  4.86%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

profit margins, portability of wireless numbers between carriers and an erosion of pricing power.

Capital Opportunities Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Capital Opportunities Portfolio's Class X shares produced a total return of 41.64 percent versus 35.62 percent for the S&P Mid-Cap 400 Index and 35.38 percent for the Lipper Multi-Cap Growth Index. For the same period, the Portfolio's Class Y shares returned 41.39 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio's performance was driven largely by stock selection and sector allocation in areas we felt demonstrated strong potential for superior returns. In consumer discretionary stocks, an overweighted position relative to the S&P Mid-Cap 400 Index and strong stock selection provided some of the best results. Leaders in this group included Abercrombie & Fitch and lottery administrator GTECH. GTECH benefited from acquisitions, new products and strong lottery sales supporting the company's earnings growth. It has also provided favorable earnings guidance for the upcoming two years.

The Portfolio's overweighted position in technology relative to the S&P Mid-Cap 400 Index boosted its returns, as did its investments in software and semiconductor companies, which performed well over the period. Intel, Veritas and Marvell all contributed strong results. Semiconductor company Intel more than doubled in price during the period.

[CHART]

GROWTH OF $10,000: CAPITAL OPPORTUNITIES -- CLASS X
($ in Thousands)

                   FUND    S&P MID-CAP 400(3)      LIPPER(4)
Jan-1997      $  10,000             $  10,000      $  10,000
Mar-1997      $   9,400             $   9,452      $   9,211
Jun-1997      $  10,361             $  10,841      $  10,696
Sep-1997      $  11,739             $  12,583      $  12,060
Dec-1997      $  11,584             $  12,688      $  11,718
Mar-1998      $  12,737             $  14,085      $  13,370
Jun-1998      $  12,679             $  13,784      $  13,680
Sep-1998      $   9,875             $  11,790      $  11,660
Dec-1998      $  12,241             $  15,114      $  14,623
Mar-1999      $  12,881             $  14,149      $  15,551
Jun-1999      $  13,951             $  16,153      $  16,713
Sep-1999      $  14,587             $  14,795      $  16,081
Dec-1999      $  23,516             $  17,338      $  21,402
Mar-2000      $  27,532             $  19,538      $  24,475
Jun-2000      $  25,866             $  18,894      $  22,985
Sep-2000      $  27,194             $  21,180      $  23,175
Dec-2000      $  17,034             $  20,373      $  18,822
Mar-2001      $  10,935             $  18,179      $  14,636
Jun-2001      $  13,315             $  20,572      $  16,084
Sep-2001      $   7,847             $  17,165      $  11,808
Dec-2001      $  10,836             $  20,255      $  14,087
Mar-2002      $  10,149             $  21,616      $  13,604
Jun-2002      $   7,316             $  19,604      $  11,250
Sep-2002      $   5,988             $  16,361      $   9,332
Dec-2002      $   6,087             $  17,318      $   9,885
Mar-2003      $   6,110             $  16,550      $   9,809
Jun-2003      $   7,161             $  19,467      $  11,431
Sep-2003      $   7,726             $  20,750      $  12,020
Dec-2003      $   8,622(2)          $  23,486      $  13,383

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS           SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                 41.64%(1)          (6.77)%(1)            (2.11)%(1)
Class Y                 41.39%(1)             --                (28.40)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's Mid-Cap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Multi-Cap Growth Index tracks the performance of the 30 largest multi-cap growth open-end mutual funds, as categorized by Lipper, Inc. Funds in this category, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Index does not include any fees or charges. The Index is unmanaged and should not be considered an investment.
*   Inception date of January 21, 1997 for Class X and July 24, 2000 for
    Class Y.

Within financial services both stock selection and an underweighting relative to the S&P 400 Mid-Cap Index were positive contributors to performance.

Areas of weakness in the Portfolio were health care and producer durables. Within health care, individual health care services and pharmaceutical issues detracted from relative performance. Accredo Health, a product provider for patients with chronic diseases, declined as a result of management revenue warnings for 2003 and 2004. Regeneron Pharmaceuticals was adversely impacted from weak trial data for a drug therapy designed to treat obesity. The Portfolio's underweight position relative to the S&P Mid-Cap 400 Index in sectors such as health care, other energy, materials & processing, financial services and consumer staples all contributed to relative performance.

Developing Growth Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Developing Growth Portfolio's Class X shares produced a total return of 41.40 percent versus 42.71 percent for the Russell Mid-Cap Growth Index and 46.31 percent for the Russell 2500 Growth Index. For the same period, the Portfolio's Class Y shares returned 41.17 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio's underperformance relative to the Russell Mid-Cap Growth Index was the result primarily of sector allocations, particularly its overweighted position relative to the Russell Mid-Cap Growth Index in the underperforming auto

[CHART]

GROWTH OF $10,000: DEVELOPING GROWTH -- CLASS X
($ in Thousands)

                  FUND      RUSSELL MIDCAP GROWTH(3)    RUSSELL 2500 GROWTH(4)
Nov-1994     $  10,000                     $  10,000                 $  10,000
Nov-1994     $  10,070                     $  10,000                 $  10,000
Dec-1994     $  10,158                     $  10,140                 $  10,203
Mar-1995     $  10,702                     $  11,237                 $  11,066
Jun-1995     $  12,648                     $  12,139                 $  12,052
Sep-1995     $  14,746                     $  13,334                 $  13,392
Dec-1995     $  15,365                     $  13,586                 $  13,625
Mar-1996     $  16,213                     $  14,462                 $  14,579
Jun-1996     $  17,564                     $  15,002                 $  15,324
Sep-1996     $  17,982                     $  15,512                 $  15,534
Dec-1996     $  17,355                     $  15,960                 $  15,679
Mar-1997     $  15,540                     $  15,378                 $  14,424
Jun-1997     $  17,861                     $  17,642                 $  16,769
Sep-1997     $  21,093                     $  20,110                 $  19,558
Dec-1997     $  19,745                     $  19,558                 $  17,992
Mar-1998     $  22,255                     $  21,892                 $  19,998
Jun-1998     $  21,615                     $  21,878                 $  19,022
Sep-1998     $  17,203                     $  18,226                 $  14,798
Dec-1998     $  21,530                     $  23,051                 $  18,550
Mar-1999     $  22,794                     $  23,839                 $  18,355
Jun-1999     $  26,078                     $  26,322                 $  21,439
Sep-1999     $  27,153                     $  25,004                 $  20,695
Dec-1999     $  41,450                     $  34,875                 $  28,842
Mar-2000     $  45,800                     $  42,242                 $  33,211
Jun-2000     $  38,331                     $  39,113                 $  30,916
Sep-2000     $  36,577                     $  40,100                 $  30,007
Dec-2000     $  32,492                     $  30,778                 $  24,201
Mar-2001     $  24,222                     $  23,057                 $  19,381
Jun-2001     $  26,781                     $  26,788                 $  23,503
Sep-2001     $  20,157                     $  19,341                 $  17,140
Dec-2001     $  24,210                     $  24,576                 $  21,579
Mar-2002     $  23,393                     $  24,142                 $  20,942
Jun-2002     $  20,581                     $  19,733                 $  17,459
Sep-2002     $  16,589                     $  16,344                 $  14,131
Dec-2002     $  17,496                     $  17,841                 $  15,301
Mar-2003     $  17,466                     $  17,838                 $  15,290
Jun-2003     $  20,520                     $  21,184                 $  14,943
Sep-2003     $  22,093                     $  22,700                 $  14,967
Dec-2003     $  24,739(2)                  $  25,461                 $  16,103

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS           SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 41.40%(1)           2.82%(1)             10.42%(1)
Class Y                 41.17%(1)             --                (11.50)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The period used for this benchmark in the above chart began on November 30, 1994.
(4) The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The period used for this benchmark in the above chart began on November 30, 1994.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

and transportation sectors and underweighted positions relative to the index in producer durables, technology and utilities, all of which performed strongly. As for individual holdings, retailers Abercrombie & Fitch and Dollar Tree Stores boasted positive performance for the year, but their returns lagged their respective sector indexes. Stock selection also detracted from the Portfolio's relative performance in technology, health care, producer durables and materials and processing.

Stock selection helped the Portfolio's relative performance in several areas, including consumer discretionary issues, consumer staples, autos and transportation, and energy. From an allocation perspective, underweighted positions relative to the Russell Mid-Cap Growth Index in financial services, health care, and materials and processing added to the Portfolio's relative return as well. Among its largest positions, the consumer discretionary holdings GTECH and Royal Caribbean Cruises and the health-care holding Stericycle made positive contributions to the Portfolio's return.

Dividend Growth Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Dividend Growth Portfolio's Class X shares produced a total return of 27.73 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 27.48 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE FOR FUTURE RESULTS.

[CHART]

GROWTH OF $10,000: DIVIDEND GROWTH -- CLASS X
($ in Thousands)

                    FUND     S&P 500(3)
Nov-1994       $  10,000      $  10,000
Dec-1994       $   9,995      $   9,918
Mar-1995       $  10,947      $  10,883
Jun-1995       $  12,113      $  11,922
Sep-1995       $  12,859      $  12,870
Dec-1995       $  14,005      $  13,644
Mar-1996       $  15,432      $  14,377
Jun-1996       $  15,791      $  15,022
Sep-1996       $  16,363      $  15,486
Dec-1996       $  17,435      $  16,776
Mar-1997       $  17,896      $  17,227
Jun-1997       $  20,639      $  20,232
Sep-1997       $  21,908      $  21,748
Dec-1997       $  21,991      $  22,373
Mar-1998       $  24,979      $  25,495
Jun-1998       $  25,037      $  26,336
Sep-1998       $  23,306      $  23,716
Dec-1998       $  26,329      $  28,765
Mar-1999       $  26,526      $  30,198
Jun-1999       $  29,700      $  32,327
Sep-1999       $  26,447      $  30,308
Dec-1999       $  26,468      $  34,818
Mar-2000       $  24,834      $  35,616
Jun-2000       $  24,087      $  34,670
Sep-2000       $  25,440      $  34,331
Dec-2000       $  27,886      $  31,644
Mar-2001       $  26,598      $  27,893
Jun-2001       $  28,204      $  29,526
Sep-2001       $  24,206      $  25,192
Dec-2001       $  26,367      $  27,886
Mar-2002       $  27,801      $  27,966
Jun-2002       $  25,518      $  24,219
Sep-2002       $  20,155      $  20,035
Dec-2002       $  21,642      $  21,726
Mar-2003       $  20,546      $  21,042
Jun-2003       $  24,118      $  24,282
Sep-2003       $  24,727      $  24,923
Dec-2003       $  27,644(2)   $  27,958

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 27.73%(1)           0.98%(1)             11.76%(1)
Class Y                 27.48%(1)             --                  3.14%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

The Portfolio's emphasis on high-quality, reasonably valued stocks with a record of paying dividends and with strong cash-flow-return-on-investment has resulted in overweighted and underweighted positions in several key sectors relative to the S&P 500 Index. The Portfolio entered the period well positioned for an upturn in industrial activity, with overweighted positions relative to the S&P 500 Index in industrials and basic materials. Led by United Technologies, Caterpillar and Johnson Controls, our overweighted position in industrials provided some of the Portfolio's best results. Additionally, an overweighted stance in basic materials relative to the S&P 500 proved one of our top performing allocations, including strong performance by Alcoa and Dow Chemicals. Our reduced exposure to several underperforming companies, namely Microsoft and Wal-Mart, also helped boost returns.

Not all of the Portfolio's holdings aided performance. Based on the Portfolio's underlying investment strategy, the Portfolio was underweighted in technology stocks such as Dell and Intel relative to the S&P 500 Index. Our reduced exposure hindered performance as these more economically sensitive stocks rebounded well during the rally. The Portfolio also took an overweighted position in pharmaceutical stocks such as Wyeth, Merck and Bristol Myers, which lagged other sectors based on patent expiration concerns and pipeline issues.

Flexible Income Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Flexible Income Portfolio's Class X shares produced a total return of 13.54 percent versus 4.31 percent for the Lehman Brothers Intermediate Government/Credit Index. For the same period, the Portfolio's Class Y shares returned 13.15 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio's significant outperformance of the Lehman Brothers Intermediate Government/Credit Index owed largely to our asset allocation strategy, which resulted in significant positions in high-yield and global corporate debt as well as non-U.S. dollar exposure. Both the investment-grade and high-yield corporate credit markets performed strongly during the period as an improving economy and attractive valuations drew investors back to the market. The Portfolio's non-U.S.-dollar positions were boosted by the fall in the value of the U.S. dollar relative to other currencies. The Portfolio's returns were also boosted by its exposure to the emerging markets, which rallied strongly on improved global economic conditions.

Not all of the Portfolio's positions performed strongly. Our diversified approach to asset allocation resulted in having a substantial portion of the Portfolio invested in mortgage-backed securities (MBSs). Within the MBS universe we focused on higher-coupon bonds, to take advantage of what then appeared to be compelling values. These securities underperformed during the period, though their impact was not enough to offset strong gains elsewhere in the Portfolio.

[CHART]

GROWTH OF $10,000: FLEXIBLE INCOME -- CLASS X
($ in Thousands)

                  FUND      LEHMAN(3)
Nov-1994     $  10,000      $  10,000
Dec-1994     $  10,076      $  10,022
Mar-1995     $  10,222      $  10,462
Jun-1995     $  10,336      $  10,984
Sep-1995     $  10,469      $  11,166
Dec-1995     $  10,777      $  11,559
Mar-1996     $  11,027      $  11,462
Jun-1996     $  11,304      $  11,534
Sep-1996     $  11,500      $  11,739
Dec-1996     $  11,806      $  12,026
Mar-1997     $  11,820      $  12,013
Jun-1997     $  12,221      $  12,367
Sep-1997     $  12,639      $  12,701
Dec-1997     $  12,788      $  12,973
Mar-1998     $  13,010      $  13,175
Jun-1998     $  13,181      $  13,423
Sep-1998     $  13,310      $  14,026
Dec-1998     $  13,328      $  14,067
Mar-1999     $  13,175      $  14,041
Jun-1999     $  13,232      $  13,985
Sep-1999     $  13,191      $  14,114
Dec-1999     $  13,084      $  14,121
Mar-2000     $  13,167      $  14,334
Jun-2000     $  13,110      $  14,576
Sep-2000     $  12,701      $  14,996
Dec-2000     $  12,463      $  15,550
Mar-2001     $  12,340      $  16,077
Jun-2001     $  11,890      $  16,185
Sep-2001     $  11,915      $  16,930
Dec-2001     $  11,957      $  16,944
Mar-2002     $  11,811      $  16,906
Jun-2002     $  12,317      $  17,507
Sep-2002     $  12,559      $  18,300
Dec-2002     $  12,994      $  18,610
Mar-2003     $  13,396      $  18,891
Jun-2003     $  13,988      $  19,405
Sep-2003     $  14,218      $  19,401
Dec-2003     $  14,753(2)   $  19,413

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 13.54%(1)           2.05%(1)              4.35%(1)
Class Y                 13.15%(1)             --                  3.34%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

Global Equity Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Global Equity Portfolio's Class X shares produced a total return of 34.71 percent versus 33.11 percent for the MSCI World Index. For the same period, the Portfolio's Class Y shares returned 34.33 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Much of the Portfolio's performance was driven by a strong country and regional allocation. Our decision to emphasize Japan benefited the Portfolio, as Japanese stocks rallied from low valuations based on signs that earnings were in recovery and economic growth was gaining momentum. Banking stocks in Japan were especially strong, as fears concerning that country's banking crisis abated after the government bailed out Resona Bank. Several key companies also reported stronger earnings and lower loan-loss provisions. Asian stocks proved attractive because of their low valuations at the start of the period and their close ties to the U.S. economic cycle, as well as the strong growth that occurred in China, leading the Portfolio's holdings to rise sharply as Asian stocks rallied during the year. An overweighted position in Europe combined with an underweighting in the U.K., relative to the MSCI World Index, also contributed positively to Portfolio performance. The U.K., which became one of the first to experience increased interest rates, lagged in the global rally. In contrast, continental European stocks soared on growing investor confidence.

[CHART]

GROWTH OF $10,000: GLOBAL EQUITY -- CLASS X
($ in Thousands)

                      FUND    MSCI WORLD(3)
Nov-1994         $  10,000        $  10,000
Dec-1994         $   9,970        $   9,854
Mar-1995         $  10,028        $  10,315
Jun-1995         $  10,679        $  10,755
Sep-1995         $  11,136        $  11,356
Dec-1995         $  11,342        $  11,896
Mar-1996         $  11,900        $  12,380
Jun-1996         $  12,292        $  12,739
Sep-1996         $  12,278        $  12,909
Dec-1996         $  12,639        $  13,500
Mar-1997         $  12,795        $  13,538
Jun-1997         $  14,275        $  15,576
Sep-1997         $  14,534        $  16,022
Dec-1997         $  13,733        $  15,628
Mar-1998         $  15,467        $  17,866
Jun-1998         $  15,589        $  18,229
Sep-1998         $  13,514        $  16,044
Dec-1998         $  15,809        $  19,431
Mar-1999         $  16,148        $  20,124
Jun-1999         $  17,250        $  21,085
Sep-1999         $  17,198        $  20,772
Dec-1999         $  21,205        $  24,276
Mar-2000         $  22,009        $  24,525
Jun-2000         $  21,624        $  23,656
Sep-2000         $  21,023        $  22,467
Dec-2000         $  19,948        $  21,077
Mar-2001         $  17,255        $  18,370
Jun-2001         $  17,946        $  18,854
Sep-2001         $  14,861        $  16,144
Dec-2001         $  16,513        $  17,531
Mar-2002         $  16,991        $  17,591
Jun-2002         $  15,673        $  15,985
Sep-2002         $  12,831        $  13,047
Dec-2002         $  13,645        $  14,045
Mar-2003         $  13,089        $  13,334
Jun-2003         $  15,566        $  15,606
Sep-2003         $  15,956        $  16,361
Dec-2003         $  18,381(2)     $  18,694

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 34.71%(1)           3.06%(1)              6.89%(1)
Class Y                 34.33%(1)             --                 (5.05)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

A strategy combining overweighted positions in the semiconductor and materials sectors with an underweighted position in telecommunications, relative to the MSCI World Index, was another key driver in the Portfolio's outperformance. Both the semiconductor and basic materials sectors were leaders in the strong rally of economically sensitive industries. However, the telecommunications sector lagged as continuing competition, regulatory questions and overcapacity served as drags on earnings.

The Portfolio's performance was hindered by an overweighting in the pharmaceutical and health-care sector and its underweighting, relative to the MSCI World Index, in the hotel, restaurant and leisure industries. Its pharmaceutical and health-care industry position hurt the Portfolio, as the anticipated growth was never realized and earnings remained disappointing, resulting from regulatory, pipeline and patent expiration concerns. A faster than expected recovery in the hotel, restaurant and leisure industries similarly hurt the Portfolio, as a rebound from the effects of September 11 and a previously slowing economy proved stronger than anticipated.

Growth Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Growth Portfolio's Class X shares produced a total return of 26.90 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 26.58 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

GROWTH OF $10,000: GROWTH -- CLASS X
($ in Thousands)

                      FUND    S&P 500(3)
Nov-1994        $   10,000    $   10,000
Dec-1994        $   10,067    $    9,918
Mar-1995        $   10,194    $   10,883
Jun-1995        $   10,710    $   11,922
Sep-1995        $   11,381    $   12,870
Dec-1995        $   11,405    $   13,644
Mar-1996        $   12,199    $   14,377
Jun-1996        $   12,835    $   15,022
Sep-1996        $   13,402    $   15,486
Dec-1996        $   14,091    $   16,776
Mar-1997        $   13,624    $   17,227
Jun-1997        $   16,004    $   20,232
Sep-1997        $   17,210    $   21,748
Dec-1997        $   17,343    $   22,373
Mar-1998        $   19,416    $   25,495
Jun-1998        $   19,184    $   26,336
Sep-1998        $   16,060    $   23,716
Dec-1998        $   19,636    $   28,765
Mar-1999        $   21,059    $   30,198
Jun-1999        $   22,596    $   32,327
Sep-1999        $   22,408    $   30,308
Dec-1999        $   27,314    $   34,818
Mar-2000        $   29,991    $   35,616
Jun-2000        $   29,030    $   34,670
Sep-2000        $   28,434    $   34,331
Dec-2000        $   24,123    $   31,644
Mar-2001        $   19,664    $   27,893
Jun-2001        $   21,506    $   29,526
Sep-2001        $   18,124    $   25,192
Dec-2001        $   20,449    $   27,886
Mar-2002        $   19,829    $   27,966
Jun-2002        $   16,803    $   24,219
Sep-2002        $   13,950    $   20,035
Dec-2002        $   14,756    $   21,726
Mar-2003        $   14,769    $   21,042
Jun-2003        $   16,610    $   24,282
Sep-2003        $   17,020    $   24,923
Dec-2003        $   18,726(2) $   27,958

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 26.90%(1)          (0.94)%(1)             7.10%(1)
Class Y                 26.58%(1)             --                (12.77)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

Our emphasis on the larger, higher-quality names we favor had a negative impact on the Portfolio's relative performance, as smaller-cap and more-speculative issues dominated the S&P 500 Index's gains in 2003. From an allocation perspective, relative performance was also hampered by our overweighted position relative to the S&P 500 Index in health care, which did not advance as strongly as did other economically sensitive sectors.

The Portfolio also suffered from poor stock selection. Two of our largest holdings in the health-care sector detracted from the Portfolio's relative performance. Johnson & Johnson declined because of negative publicity centering on a number of deaths allegedly linked to a stent the company produces, which is designed to treat coronary artery disease. Accordingly, we reduced the Portfolio's position in Johnson & Johnson in April. We similarly decreased our position in Pfizer in the third quarter on concerns about competition for its drugs Lipitor and Viagra, though not before the stock began to fall. Our stock selection was weakest in the consumer discretionary sector, particularly among retailers. Wal-Mart, one of the Portfolio's 10 largest positions, suffered from intense scrutiny surrounding its labor practices.

On a more positive note, the Portfolio benefited from several sector and stock allocations. Its overweighted position, relative to the S&P 500 Index, in the information technology sector was the largest positive contributor to relative performance for the year. Relative results were also buoyed by our significant underweighting in telecommunications, which finished the year as the worst-performing market sector. Our stock selection in the technology sector was particularly strong. Among the Portfolio's largest technology holdings, Intel more than doubled in price, and Cisco's gain was in the double digits. Both companies benefited from accelerating economic momentum, strong earnings reports and an improved outlook for corporate spending. We established a substantial position in media stocks in the third quarter, which produced mixed results through the end of the year.

Money Market Portfolio

As of December 31, 2003, Morgan Stanley Money Market Portfolio had net assets in excess of $130 million, with an average maturity of 41 days. For the seven-day period ended December 31, 2003, the Portfolio's Class X shares provided an effective annualized yield of 0.53 percent and a current yield of 0.55 percent, while its 30-day moving average yield for December was 0.53 percent. For the 12-month period ended December 31, 2003, the Portfolio's Class X shares provided a total return of 0.65 percent.

For the seven-day period ended December 31, 2003, the Portfolio's Class Y shares provided an effective annualized yield of 0.27 percent and a current yield of
0.26 percent, while its 30-day moving average yield for December was 0.28 percent. For the 12-month period ended December 31, 2003, the portfolio's Class Y shares provided a total return of 0.40 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE

OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Portfolio remained consistent with our long-term focus on maintaining preservation of capital and very high liquidity. As always, we adhered to a conservative approach that avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. On December 31, 2003, approximately 78 percent of the Portfolio was invested in high-quality commercial paper, 19 percent in federal agency obligations and the remaining 3 percent in bankers' acceptances. Approximately 94 percent of the Portfolio's holdings were due to mature in less than four months.

Utilities Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Utilities Portfolio's Class X shares produced a total return of 20.47 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 20.20 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

While the Portfolio fared well, it was outpaced by the S&P 500 Index largely because of the tepid performance of the telecommunications industry. Our underlying strategy for asset allocation within the Portfolio is to maintain diversified exposure to telecommunications, natural gas and electric companies. Though we trimmed our positions in

[CHART]

GROWTH OF $10,000: UTILITIES -- CLASS X
($ in Thousands)

                   FUND      S&P 500(3)
Nov-1994      $  10,000       $  10,000
Dec-1994      $  10,065       $   9,918
Mar-1995      $  10,508       $  10,883
Jun-1995      $  11,128       $  11,922
Sep-1995      $  12,124       $  12,870
Dec-1995      $  12,889       $  13,644
Mar-1996      $  13,072       $  14,377
Jun-1996      $  13,621       $  15,022
Sep-1996      $  13,298       $  15,486
Dec-1996      $  13,981       $  16,776
Mar-1997      $  13,729       $  17,227
Jun-1997      $  15,031       $  20,232
Sep-1997      $  16,102       $  21,748
Dec-1997      $  17,679       $  22,373
Mar-1998      $  19,996       $  25,495
Jun-1998      $  19,786       $  26,336
Sep-1998      $  18,602       $  23,716
Dec-1998      $  21,609       $  28,765
Mar-1999      $  21,918       $  30,198
Jun-1999      $  24,729       $  32,327
Sep-1999      $  24,475       $  30,308
Dec-1999      $  31,056       $  34,818
Mar-2000      $  35,987       $  35,616
Jun-2000      $  32,123       $  34,670
Sep-2000      $  32,899       $  34,331
Dec-2000      $  30,463       $  31,644
Mar-2001      $  26,843       $  27,893
Jun-2001      $  26,206       $  29,526
Sep-2001      $  22,448       $  25,192
Dec-2001      $  22,692       $  27,886
Mar-2002      $  22,376       $  27,966
Jun-2002      $  19,817       $  24,219
Sep-2002      $  16,632       $  20,035
Dec-2002      $  18,070       $  21,726
Mar-2003      $  17,664       $  21,042
Jun-2003      $  20,344       $  24,282
Sep-2003      $  20,366       $  24,923
Dec-2003      $  21,770(2)    $  27,958

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 20.47%(1)            0.15%(1)                8.88%(1)
Class Y                 20.20%(1)              --                  (11.48)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

the telecommunications sector and redistributed those assets, our exposure to the Regional Bells tempered the performance of the Portfolio.

On a more positive note, our positions in electric and natural gas companies contributed the strongest results to the Portfolio. Our increased exposure to electric companies, the largest allocation in the Portfolio, performed strongly in light of low interest rates and improving fundamentals. The improving conditions in the natural gas industry also boosted the Portfolio's performance. These companies benefited from high natural gas prices as well as improving industry fundamentals.

Value-Added Market Portfolio

For the 12-month period ended December 31, 2003, Morgan Stanley Value-Added Market Portfolio's Class X shares produced a total return of 37.14 percent versus 28.68 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 36.87 percent. THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy of approximately equally weighting portfolio holdings was the key driver of the Portfolio's outperformance. Much of the Portfolio's outperformance was also driven by technology, which had suffered most heavily in the bear market of 2001-2002 and had the most aggressive rebound. Our capitalization-neutral weighting policy moved

[CHART]

GROWTH OF $10,000: VALUE-ADDED MARKET -- CLASS X
($ in Thousands)

                   FUND      S&P 500(3)
Nov-1994      $  10,000       $  10,000
Dec-1994      $   9,924       $   9,918
Mar-1995      $  10,752       $  10,883
Jun-1995      $  11,483       $  11,922
Sep-1995      $  12,157       $  12,870
Dec-1995      $  12,617       $  13,644
Mar-1996      $  13,343       $  14,377
Jun-1996      $  13,765       $  15,022
Sep-1996      $  14,051       $  15,486
Dec-1996      $  14,861       $  16,776
Mar-1997      $  15,075       $  17,227
Jun-1997      $  17,086       $  20,232
Sep-1997      $  18,744       $  21,748
Dec-1997      $  18,743       $  22,373
Mar-1998      $  21,028       $  25,495
Jun-1998      $  20,834       $  26,336
Sep-1998      $  17,959       $  23,716
Dec-1998      $  21,028       $  28,765
Mar-1999      $  21,273       $  30,198
Jun-1999      $  24,047       $  32,327
Sep-1999      $  21,944       $  30,308
Dec-1999      $  23,583       $  34,818
Mar-2000      $  23,578       $  35,616
Jun-2000      $  23,443       $  34,670
Sep-2000      $  24,995       $  34,331
Dec-2000      $  26,408       $  31,644
Mar-2001      $  24,957       $  27,893
Jun-2001      $  26,657       $  29,526
Sep-2001      $  22,888       $  25,192
Dec-2001      $  25,925       $  27,886
Mar-2002      $  27,294       $  27,966
Jun-2002      $  24,830       $  24,219
Sep-2002      $  20,276       $  20,035
Dec-2002      $  21,785       $  21,726
Mar-2003      $  20,838       $  21,042
Jun-2003      $  24,744       $  24,282
Sep-2003      $  26,030       $  24,923
Dec-2003      $  29,876(2)    $  27,958

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

                          Average Annual Total Returns

                         1 YEAR             5 YEARS            SINCE INCEPTION*
-------------------------------------------------------------------------------
Class X                 37.14%(1)            7.28%(1)              12.72%(1)
Class Y                 36.87%(1)              --                   6.52%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2003 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*   Inception date of November 9, 1994 for Class X and July 24, 2000 for
    Class Y.

the Portfolio toward the smaller-cap information technology stocks that ended up outpacing their large-cap counterparts. This approximate equal weighting approach particularly helped performance in health care in that it moved the Portfolio's allocation away from the large-cap pharmaceutical positions that underperformed the smaller-cap ones.

All ten sectors finished the period with positive returns, though some outperformed others. Telecommunications and utilities had the weakest returns as a whole and contributed least to the Portfolio's total returns. With so many small utilities in the benchmark, the Portfolio's performance was hampered by its overweighted position relative to the S&P 500 Index in this lagging sector. The Portfolio's holdings in telecommunications also hurt it, as that sector lagged the market as a whole.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin

Charles A. Fiumefreddo                  Mitchell M. Merin
CHAIRMAN OF THE BOARD                   PRESIDENT


THE MENTION OF ANY SECURITIES ABOVE SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL SUCH SECURITIES.


Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Money Market

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

                                                              ANNUALIZED
  PRINCIPAL                                                     YIELD
  AMOUNT IN                                                   ON DATE OF           MATURITY
  THOUSANDS                                                    PURCHASE              DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER (77.9%)
                 BANKING (1.3%)
$      1,700     Citicorp                                        1.09%             01/29/04         $    1,698,559
                                                                                                    --------------
                 FINANCE - AUTOMOTIVE (6.7%)
       6,500     DaimlerChrysler Revolving Auto Conduit          1.10        01/15/04 - 01/21/04         6,496,777
       2,200     New Center Asset Trust                          1.09              02/04/04              2,197,735
                                                                                                    --------------
                                                                                                         8,694,512
                                                                                                    --------------
                 FINANCE - CONSUMER (4.9%)
       4,519     Old Line Funding Corp. - 144A*              1.08 - 1.10     01/13/04 - 01/15/04         4,517,207
       1,900     Sheffield Receivables Corp. - 144A*             1.09              01/05/04              1,899,770
                                                                                                    --------------
                                                                                                         6,416,977
                                                                                                    --------------
                 FINANCIAL CONGLOMERATES (19.5%)
       5,000     Asset Securitization Co-op Corp. - 144A*    1.08 - 1.09     01/06/04 - 02/09/04         4,997,670
       6,200     Falcon Asset Securitization - 144A*         1.08 - 1.10     01/02/04 - 01/27/04         6,197,606
       6,100     General Electric Capital Corp.              1.11 - 1.12     01/07/04 - 06/07/04         6,083,556
       6,275     Mortgage Interest Networking Trust          1.08 - 1.09     01/13/04 - 02/20/04         6,268,039
       2,030     Yorktown Capital, LLC - 144A*                   1.08              01/09/04              2,029,513
                                                                                                    --------------
                                                                                                        25,576,384
                                                                                                    --------------
                 FINANCE - CORPORATE (4.8%)
       6,300     CAFCO LLC - 144A*                           1.08 - 1.09     01/07/04 - 02/10/04         6,295,316
                                                                                                    --------------
                 INTERNATIONAL BANKS (38.0%)
       2,600     ABN Amro N.A. Finance, Inc.                     1.08              01/14/04              2,598,986
       6,400     ANZ (Delaware) Inc.                         1.07 - 1.10     01/12/04 - 02/19/04         6,394,676
       3,400     Barclays U.S. Funding Corp.                     1.08        01/08/04 - 01/12/04         3,399,070
       1,000     CBA (Delaware) Finance Inc.                     1.10              02/17/04                998,564
       5,850     Danske Corp.                                1.08 - 1.10     02/13/04 - 03/08/04         5,840,802
       3,350     Dexia (Delaware) LLC                        1.08 - 1.09           01/21/04              3,347,980
       4,400     ING (U.S.) Funding LLC                      1.07 - 1.08     01/02/04 - 01/20/04         4,398,446
       2,580     Lloyds TSB Bank PLC                             1.10              03/09/04              2,574,639
       5,850     Royal Bank of Scotland PLC                      1.08        01/22/04 - 02/03/04         5,845,507
       4,200     Societe Generale N.A. Inc.                  1.08 - 1.09           02/05/04              4,195,584
       3,100     UBS Finance (Delaware) LLC                      1.16              04/30/04              3,088,117
       7,000     Westpac Capital Corp.                           1.07        01/05/04 - 01/08/04         6,998,992
                                                                                                    --------------
                                                                                                        49,681,363
                                                                                                    --------------
                 INVESTMENT BANKS/BROKERS (2.7%)
       3,600     Goldman Sachs Group, Inc. (The)                 1.11        02/25/04 - 03/01/04         3,593,587
                                                                                                    --------------
                 TOTAL COMMERCIAL PAPER
                   (COST $101,956,698)                                                                 101,956,698
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              ANNUALIZED
  PRINCIPAL                                                     YIELD
  AMOUNT IN                                                   ON DATE OF           MATURITY
  THOUSANDS                                                    PURCHASE              DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES (19.4%)
$      8,300     Federal Home Loan Banks                     1.03 - 1.10%    01/09/04 - 04/05/04    $    8,286,560
       7,250     Federal National Mortgage Assoc.            1.08 - 1.09     01/14/04 - 04/07/04         7,238,020
       9,968     Freddie Mac                                 1.05 - 1.12     02/26/04 - 05/24/04         9,936,760
                                                                                                    --------------
                 TOTAL U.S. GOVERNMENT AGENCIES
                   (COST $25,461,340)                                                                   25,461,340
                                                                                                    --------------
                 BANKER'S ACCEPTANCE (2.7%)
       3,475     JP Morgan Chase Bank
                   (COST $3,467,708)                         1.10 - 1.15     01/12/04 - 04/13/04         3,467,708
                                                                                                    --------------
                 TOTAL INVESTMENTS
                   (COST $130,885,746) (a)                                           100.0%            130,885,746
                 OTHER ASSETS IN EXCESS OF LIABILITIES                                 0.0                  27,221
                                                                                     -----          --------------
                 NET ASSETS                                                          100.0%         $  130,912,967
                                                                                     =====          ==============

----------
   *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (a) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 GOVERNMENT & CORPORATE BONDS (93.3%)
                 FOREIGN (26.6%)
                 ARGENTINA (0.1%)
                 GOVERNMENT OBLIGATION
$        169     Republic of Argentina (c)                           6.00%         03/31/23         $       83,464
                                                                                                    --------------
                 AUSTRALIA (0.3%)
                 OTHER METALS/MINERALS
          70     Murrin Murrin Holdings Property Ltd. (c)           9.375          08/31/07                      7
                                                                                                    --------------
                 PROPERTY/CASUALTY INSURANCE (0.3%)
         200     Mantis Reef Ltd. - 144A*                           4.692          11/14/08                201,257
                                                                                                    --------------
                 TOTAL AUSTRALIA                                                                           201,264
                                                                                                    --------------
                 AUSTRIA (2.1%)
                 GOVERNMENT OBLIGATION
EUR    1,200     Austrian Government Bond                            3.40          10/20/04              1,524,061
                                                                                                    --------------
                 BELGIUM (0.2%)
                 CABLE/SATELLITE TV
$        220     Telenet Group Holding N.V. - 144A*                 11.50++        06/15/14                139,700
                                                                                                    --------------
                 BERMUDA (0.0%)
                 PERSONNEL SERVICES
EUR       20     Adecco Financial Services                           6.00          03/15/06                 26,471
                                                                                                    --------------
                 BRAZIL (3.3%)
                 GOVERNMENT OBLIGATION
$        308     Federal Republic of Brazil                          8.00          04/15/14                303,780
         570     Federal Republic of Brazil                         8.875          04/15/24                556,463
         600     Federal Republic of Brazil                         11.00          08/17/40                663,000
         230     Federal Republic of Brazil                         11.25          07/26/07                270,250
         180     Federal Republic of Brazil                         12.25          03/06/30                225,000
         310     Federal Republic of Brazil                         14.50          10/15/09                406,875
                                                                                                    --------------
                 TOTAL BRAZIL                                                                            2,425,368
                                                                                                    --------------
                 BULGARIA (0.2%)
                 GOVERNMENT OBLIGATION
         130     Federal Republic of Bulgaria                        8.25          01/15/15                153,979
                                                                                                    --------------
                 CANADA (2.0%)
                 AEROSPACE & DEFENSE (0.0%)
EUR      100     Bombardier Capital                                 6.125          05/14/07                 13,065
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 ALTERNATIVE POWER GENERATION (0.1%)
$           45   Calpine Canada Energy Finance Corp.                 8.50%         05/01/08         $       36,113
                                                                                                    --------------
                 CONTAINERS/PACKAGING (0.1%)
            65   Norampac, Inc.                                      6.75          06/01/13                 68,088
                                                                                                    --------------
                 FOREST PRODUCTS (0.3%)
           175   Tembec Industries Inc.                              8.50          02/01/11                182,000
            40   Tembec Industries Inc.                              7.75          03/15/12                 40,000
                                                                                                    --------------
                                                                                                           222,000
                                                                                                    --------------
                 GOVERNMENT OBLIGATION (0.6%)
CAD        575   Canada Government Bond                              5.50          06/01/09                474,585
                                                                                                    --------------
                 MOVIES/ENTERTAINMENT (0.2%)
$          134   Alliance Atlantis Communications, Inc.             13.00          12/15/09                153,430
                                                                                                    --------------
                 OIL & GAS PRODUCTION (0.1%)
            30   Nexen Inc.                                          5.05          11/20/13                 29,647
            40   Petro-Canada                                        5.35          07/15/33                 35,906
                                                                                                    --------------
                                                                                                            65,553
                                                                                                    --------------
                 OTHER METALS/MENERALS (0.1%)
            65   Inco Ltd.                                           7.20          09/15/32                 71,281
                                                                                                    --------------
                 PUBLISHING: NEWSPAPERS (0.3%)
           192   Hollinger Participation Trust - 144A*             12.125+         11/15/10                228,402
                                                                                                    --------------
                 PULP & PAPER (0.2%)
           155   Abitibi - Consolidated Inc.                         6.00          06/20/13                149,023
                                                                                                    --------------
                 SPECIALTY TELECOMMUNICATIONS (0.0%)
           200   Worldwide Fiber Inc. (a) (c)                       12.00          08/01/09                     20
                                                                                                    --------------
                 TOTAL CANADA                                                                            1,481,560
                                                                                                    --------------
                 CHILE (0.3%)
                 OIL & GAS PRODUCTION
           180   Empresa Nacional de Petroleo                        6.75          11/15/12                199,190
                                                                                                    --------------
                 COLUMBIA (0.2%)
                 GOVERNMENT OBLIGATIONS
           125   Republic of Columbia                                9.75          04/09/11                141,812
                                                                                                    --------------
                 DENMARK (0.1%)
                 GOVERNMENT OBLIGATION
DKK        400   Kingdom of Denmark                                  5.00          08/15/05                 70,020
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 DOMINICAN REPUBLIC (0.1%)
                 GOVERNMENT OBLIGATION
$           90   Dominican (Republic of)                             9.04%         01/23/13         $       68,781
                                                                                                    --------------
                 ECUADOR (0.6%)
                 GOVERNMENT OBLIGATION
           580   Republic of Ecuador                                 7.00          08/15/30                450,313
                                                                                                    --------------
                 FRANCE (1.7%)
                 CHEMICALS - SPECIALTY (0.2%)
           140   Rhodia SA - 144A*                                  8.875          06/01/11                129,500
                                                                                                    --------------
                 GOVERNMENT OBLIGATIONS (1.1%)
EUR        225   France (Republic of)                                5.00          07/12/05                293,923
           350   France (Republic of)                                6.50          04/25/11                509,003
                                                                                                    --------------
                                                                                                           802,926
                                                                                                    --------------
                 MEDIA CONGLOMERATES (0.2%)
$          160   Vivendi Universal - 144A*                           9.25          04/15/10                190,400
                                                                                                    --------------
                 TELECOMMUNICATIONS (0.1%)
EUR         25   France Telecom                                      7.00          12/23/09                 35,666
            15   France Telecom                                     8.125          01/28/33                 24,330
                                                                                                    --------------
                                                                                                            59,996
                                                                                                    --------------
                 WATER UTILITIES (0.1%)
            20   Gie Suez Alliance                                   5.50          02/20/09                 26,690
            20   Veolia Environnement                               5.875          06/27/08                 26,956
                                                                                                    --------------
                                                                                                            53,646
                                                                                                    --------------
                 TOTAL FRANCE                                                                            1,236,468
                                                                                                    --------------
                 GERMANY (2.5%)
                 GOVERNMENT OBLIGATIONS
           610   Germany (Federal Republic of)                      7.375          01/03/05                806,287
           725   Germany (Federal Republic of)                       6.25          01/04/24              1,076,759
                                                                                                    --------------
                 TOTAL GERMANY                                                                           1,883,046
                                                                                                    --------------
                 IRELAND (0.3%)
                 INVESTMENT MANAGERS
$          175   JSG Funding PLC                                    9.625          10/01/12                196,875
                                                                                                    --------------
                 IVORY COAST (0.0%)
                 GOVERNMENT OBLIGATIONS
            90   Ivory Coast (c)                                     2.00          03/29/18                 14,948
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 JAPAN (2.6%)
                 GOVERNMENT OBLIGATIONS
JPY    171,000   Japan (Government of)                               0.10%         04/20/05         $    1,593,783
        15,000   Japan (Government of)                               0.10          12/20/05                139,640
        23,500   Japan (Government of)                               0.80          03/20/13                209,699
                                                                                                    --------------
                 TOTAL JAPAN                                                                             1,943,122
                                                                                                    --------------
                 KYRGYZSTAN (0.1%)
                 INDUSTRIAL CONGLOMERATES (0.1%)
EUR         10   Hutchison Whampoa Finance                          5.875          07/08/13                 12,830
$           35   Hutchinson Whampoa International Ltd. - 144A*       6.50          02/13/13                 36,528
                                                                                                    --------------
                                                                                                            49,358
                                                                                                    --------------
                 TOBACCO (0.0%)
EUR         15   Altria Finance (CI) Ltd.                           5.625          06/24/08                 19,432
                                                                                                    --------------
                 TOTAL KYRGYZSTAN                                                                           68,790
                                                                                                    --------------
                 LUXEMBOURG (0.3%)
                 CHEMICALS/SPECIALTY (0.0%)
            20   Sygenta Lux Finance                                 5.50          07/10/06                 26,558
                                                                                                    --------------
                 INDUSTRIAL CONGLOMERATES (0.2%)
            10   Tyco International Group S.A                       6.125          04/04/07                 13,245
$          140   Tyco International Group S.A                        6.75          02/15/11                153,650
                                                                                                    --------------
                                                                                                           166,895
                                                                                                    --------------
                 TELECOMMUNICATIONS (0.1%)
            30   Telecom Italia Capital SpA - 144A*                  4.00          11/15/08                 30,230
                                                                                                    --------------
                 TOTAL LUXEMBOURG                                                                          223,683
                                                                                                    --------------
                 MALAYSIA (0.2%)
                 GOVERNMENT OBLIGATION
           140   Malaysia                                            7.50          07/15/11                165,964
                                                                                                    --------------
                 MAURITIUS ISLAND (0.2%)
                 PULP/PAPER
           560   TJIWI Kimia Mauritius (c)                          10.00          08/01/04                182,000
                                                                                                    --------------
                 MEXICO (2.5%)
                 GOVERNMENT OBLIGATIONS (2.4%)
           195   United Mexican States Corp.                        8.375          01/14/11                232,050
         1,090   United Mexican States Corp.                       11.375          09/15/16              1,547,800
                                                                                                    --------------
                                                                                                         1,779,850
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 TELECOMMUNCIATION EQUIPMENT (0.1%)
$          195   Satelites Mexicanos SA (a) (c)                    10.125%         11/01/04         $       88,725
                                                                                                    --------------
                 TOTAL MEXICO                                                                            1,868,575
                                                                                                    --------------
                 NETHERLANDS (0.3%)
                 ELECTRIC UTILITIES (0.0%)
EUR         20   RWE Finance BV                                      5.50          10/26/07                 26,822
                                                                                                    --------------
                 MULTI-LINE INSURANCE (0.1%)
            15   Allianz Fanance II BV                              6.125          05/31/22                 20,166
            25   Munich Re Finance BV                                6.75          06/21/23                 34,976
                                                                                                    --------------
                                                                                                            55,142
                                                                                                    --------------
                 PUBLISHING: BOOKS/MAGAZINES (0.0%)
            20   VNU N.V                                            6.625          05/30/07                 27,464
                                                                                                    --------------
                 TELECOMMUNICATIONS (0.2%)
            20   Deutsche Telekom International Finance Corp.        7.50          05/29/07                 28,177
$           50   Deutsche Telekom International Finance Corp.        8.75          06/15/30                 64,100
EUR         25   Olivetti Finance N.V.                              5.875          01/24/08                 33,611
            15   TPSA Eurofinance BV                                6.625          03/01/06                 20,085
                                                                                                    --------------
                                                                                                           145,973
                                                                                                    --------------
                 TOTAL NETHERLANDS                                                                         255,401
                                                                                                    --------------
                 PANAMA (0.1%)
                 GOVERNMENT OBLIGATION
$           80   Republic of Panama                                 9.375          04/01/29                 90,400
                                                                                                    --------------
                 PERU (0.4%)
                 GOVERNMENT OBLIGATIONS
           100   Republic of Peru                                    8.75          11/21/33                100,500
           180   Republic of Peru                                   9.875          02/06/15                209,700
                                                                                                    --------------
                 TOTAL PERU                                                                                310,200
                                                                                                    --------------
                 PHILIPPINES (0.2%)
                 GOVERNMENT OBLIGATIONS
           142   Republic of Philippines                            9.375          01/18/17                153,715
                                                                                                    --------------
                 QATAR (0.1%)
                 GAS DISTRIBUTORS
            55   Ras Laffan Liquid Natural Gas Co. - 144A*          8.294          03/15/14                 64,625
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 RUSSIA (3.1%)
                 GOVERNMENT OBLIGATION
$        1,290   Federal Republic of Russia                          5.00%         03/31/30         $    1,240,013
           170   Federal Republic of Russia                          8.25          03/31/10                190,444
           301   Federal Republic of Russia                         11.00          07/24/18                408,028
           270   Federal Republic of Russia                         12.75          06/24/28                432,189
                                                                                                    --------------
                 TOTAL RUSSIA                                                                            2,270,674
                                                                                                    --------------
                 SOUTH AFRICA (0.2%)
                 GOVERNMENT OBLIGATION
           150   Republic of South Africa                            8.50          06/23/17                179,625
                                                                                                    --------------
                 SWEDEN (0.3%)
                 GOVERNMENT OBLIGATION
SEK      1,325   Swedish Government Bond                             5.00          01/15/04                184,233
                                                                                                    --------------
                 TUNISIA (0.0%)
                 REGIONAL BANKS
$           30   Banque Centrale de Tunisie                         7.375          04/25/12                 33,825
                                                                                                    --------------
                 TURKEY (0.4%)
                 GOVERNMENT OBLIGATIONS
           120   Republic of Turkey                                 11.50          01/23/12                153,300
            50   Republic of Turkey                                 11.75          06/15/10                 63,500
            60   Republic of Turkey                                12.375          06/15/09                 77,100
                                                                                                    --------------
                 TOTAL TURKEY                                                                              293,900
                                                                                                    --------------
                 UNITED KINGDOM (1.1%)
                 ADVERTISING/MARKETING SERVICES (0.1%)
EUR         30   WPP Group PLC                                       6.00          06/18/08                 40,600
                                                                                                    --------------
                 CHEMICALS: SPECIALTY (0.2%)
$          125   Avecia Group PLC                                   11.00          07/01/09                113,125
                                                                                                    --------------
                 ELECTRIC UTILITIES (0.0%)
EUR         20   National Grid Transco                               5.00          07/02/18                 24,085
                                                                                                    --------------
                 ELECTRONIC EQUIPMENT/INSTRUMENTS (0.1%)
$           85   Xerox Capital Europe PLC                           5.875          05/15/04                 86,275
                                                                                                    --------------
                 GOVERNMENT OBLIGATION (0.7%)
GBP        275   U.K. Treasury                                       5.00          06/07/04                493,670
                                                                                                    --------------
                 LIFE/HEALTH INSURANCE (0.0%)
EUR         20   SL Finance PLC                                     6.375          07/12/22                 27,099
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 TOBACCO (0.0%)
EUR         20   BAT International Finance PLC                      4.875%         02/25/09         $       25,583
                                                                                                    --------------
                 TOTAL UNITED KINGDOM                                                                      810,437
                                                                                                    --------------
                 VENEZUELA (0.5%)
                 GOVERNMENT OBLIGATIONS
$          120   Republic of Venezuela                               9.25          09/15/27                109,800
           220   Republic of Venezuela                              10.75          09/19/13                235,176
                                                                                                    --------------
                                                                                                           344,976
                                                                                                    --------------
                 TOTAL FOREIGN
                  (COST $18,298,647)                                                                    19,741,465
                                                                                                    --------------
                 UNITED STATES (66.7%)

                 CORPORATE BONDS (36.6%)
                 ADVERTISING/MARKETING SERVICES (0.5%)
           239   Advanstar Communications - 144A*                    8.68          08/15/08                252,567
           145   Interep National Radio Sales, Inc. (Series B)      10.00          07/01/08                129,050
                                                                                                    --------------
                                                                                                           381,617
                                                                                                    --------------
                 AEROSPACE & DEFENSE (0.3%)
            30   Goodrich Corp.                                     7.625          12/15/12                 34,718
            35   Lockheed Martin Corp.                               8.50          12/01/29                 46,003
            40   Raytheon Co.                                        8.30          03/01/10                 48,056
            95   Systems 2001 Asset Trust - 144A*                   6.664          09/15/13                105,109
                                                                                                    --------------
                                                                                                           233,886
                                                                                                    --------------
                 AIRLINES (0.1%)
            65   Continental Airlines, Inc.                         6.648          09/15/17                 63,558
            30   Southwest Airlines Co.                             5.496          11/01/06                 31,995
                                                                                                    --------------
                                                                                                            95,553
                                                                                                    --------------
                 ALTERNATIVE POWER GENERATION (0.2%)
           120   Calpine Corp.                                       8.50          02/15/11                 95,550
            30   Calpine Corp. - 144A*                               8.50          07/15/10                 29,400
                                                                                                    --------------
                                                                                                           124,950
                                                                                                    --------------
                 APPAREL/FOOTWEAR (0.1%)
            60   Oxford Industries Inc. - 144A*                     8.875          06/01/11                 65,925
                                                                                                    --------------
                 APPAREL/FOOTWEAR RETAIL (0.2%)
           190   Payless Shoesource Inc.                             8.25          08/01/13                183,825
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 AUTO PARTS: O.E.M. (0.9%)
$          250   Intermet Corp.                                      9.75%         06/15/09         $      257,500
           175   Lear Corp. (Series B)                               8.11          05/15/09                206,719
           165   TRW Automotive, Inc.                               9.375          02/15/13                189,338
                                                                                                    --------------
                                                                                                           653,557
                                                                                                    --------------
                 BROADCASTING (0.7%)
EUR         25   Clear Channel Communications, Inc.                  6.50          07/07/05                 32,872
$           30   Clear Channel Communications, Inc.                  7.65          09/15/10                 35,173
            80   Granite Broadcasting Corp. - 144A*                  9.75          12/01/10                 80,200
           135   Nextmedia Operating, Inc.                          10.75          07/01/11                153,900
            50   Nextstar Finance Inc. - 144A*                       7.00          01/15/14                 50,500
            60   Salem Communications Holdings Corp. (Series A)      7.75          12/15/10                 62,850
           110   Salem Communications Holdings Corp. (Series B)      9.00          07/01/11                120,175
                                                                                                    --------------
                                                                                                           535,670
                                                                                                    --------------
                 BUILDING PRODUCTS (0.4%)
            45   Brand Services Inc.                                12.00          10/15/12                 52,256
            25   Nortek, Inc.                                        9.25          03/15/07                 25,813
           290   Nortek Holdings, Inc. - 144A*                      10.00++        05/15/11                210,975
                                                                                                    --------------
                                                                                                           289,044
                                                                                                    --------------
                 CABLE/SATELLITE TV (2.3%)
            38   Avalon Cable LLC                                  11.875          12/01/08                 40,081
           135   Charter Communications Holdings LLC                10.75          10/01/09                124,537
           245   Charter Communications Holdings/Charter
                   Capital                                          11.75++        05/15/11                165,375
            10   Comcast Cable Communications Inc.                   6.75          01/30/11                 11,148
           115   Comcast Corp.                                       6.50          01/15/15                125,076
            15   CSC Holdings Inc.                                   7.25          07/15/08                 15,675
           130   CSC Holdings Inc. (Series B)                       8.125          07/15/09                140,400
            55   CSC Holdings Inc.                                  9.875          02/15/13                 57,750
            25   CSC Holdings Inc.                                  10.50          05/15/16                 28,750
           160   Directv Holdings/Finance                           8.375          03/15/13                186,400
            42   Echostar DBS Corp.                                 9.125          01/15/09                 47,197
           150   Echostar DBS Corp.                                 9.375          02/01/09                157,687
           210   Echostar DBS Corp. - 144A*                         6.375          10/01/11                216,300
           160   Knology, Inc. - 144A* (d)                          12.00+         11/30/09                160,536
            80   Lodgenet Entertainment Corp.                        9.50          06/15/13                 88,000
            25   Pegasus Communications Corp. (Series B)             9.75          12/01/06                 22,687
            25   Pegagus Communications Corp. (Series B)            12.50          08/01/07                 23,750
            20   Pegasus Satellite Communications Corp.             13.50++        03/01/07                 17,025
            25   Pegasus Satellite Communications Corp.            12.375          08/01/06                 23,656
            60   Renaissance Media Group LLC                        10.00          04/15/08                 62,325
                                                                                                    --------------
                                                                                                         1,714,355
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 CASINO/GAMING (1.2%)
$          840   Aladdin Gaming Holdings/Capital Corp. LLC
                  (Series B) (c)                                    13.50%         03/01/10         $        8,400
           115   Harrah's Operating Co., Inc.                       7.875          12/15/05                125,350
            50   Harrah's Operating Co., Inc.                        8.00          02/01/11                 58,815
           140   MGM Mirage Inc.                                     6.00          10/01/09                144,550
           190   Park Place Entertainment                           8.875          09/15/08                215,650
           299   Resort At Summerlin LP/Ras Co.
                  (Series B) (a) (c)                                13.00          12/15/07                      0
            70   Station Casinos, Inc.                              8.375          02/15/08                 75,337
           140   Station Casinos, Inc.                              9.875          07/01/10                154,700
            85   Venetian Casino/LV Sands                           11.00          06/15/10                 99,025
                                                                                                    --------------
                                                                                                           881,827
                                                                                                    --------------
                 CELLULAR TELEPHONE (0.3%)
            95   Dobson Communications Corp.                       10.875          07/01/10                104,025
            90   Qwest Corp.                                        6.625          09/15/05                 93,825
                                                                                                    --------------
                                                                                                           197,850
                                                                                                    --------------
                 CHEMICALS: MAJOR DIVERSIFIED (0.6%)
           161   Equistar Chemical Funding                         10.125          09/01/08                177,100
            35   Equistar Chemical Funding                         10.625          05/01/11                 38,850
            55   Huntsman Advanced Materials Corp. - 144A*          11.00          07/15/10                 61,050
           160   Huntsman ICI Chemicals                            10.125          07/01/09                165,600
            35   ICI Wilmington Inc.                                4.375          12/01/08                 34,907
                                                                                                    --------------
                                                                                                           477,507
                                                                                                    --------------
                 CHEMICALS: SPECIALTY (1.3%)
            50   FMC Corp.                                          10.25          11/01/09                 58,750
            60   ISP Chemco                                         10.25          07/01/11                 67,800
           135   ISP Holdings Inc. (Series B)                      10.625          12/15/09                149,175
            40   Koppers Industry Inc. - 144A*                      9.875          10/15/13                 44,300
            20   Kraton Polymers/LLC Capital - 144A*                8.125          01/15/14                 20,900
           175   Millennium America, Inc.                            7.00          11/15/06                180,250
            65   Millennium America, Inc.                            9.25          06/15/08                 71,175
           150   Nalco Co. - 144A*                                   7.75          11/15/11                161,250
           100   Rockwood Specialties Corp. - 144A*                10.625          05/15/11                112,000
            60   Westlake Chemical Corp. - 144A*                     8.75          07/15/11                 66,000
                                                                                                    --------------
                                                                                                           931,600
                                                                                                    --------------
                 COMMERCIAL PRINTING/FORMS (0.0%)
           300   Premier Graphics Inc. (a) (c)                      11.50          12/01/05                      0
                                                                                                    --------------
                 COMPUTER COMMUNICATIONS (0.3%)
           160   Avaya, Inc.                                       11.125          04/01/09                188,000
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 CONSUMER/BUSINESS SERVICES (0.3%)
$          125   Muzak LLC/Muzak Finance Corp.                      9.875%         03/15/09         $      121,406
            90   Muzak LLC/Muzak Finance Corp.                      10.00          02/15/09                 96,300
                                                                                                    --------------
                                                                                                           217,706
                                                                                                    --------------
                 CONTAINERS/PACKAGING (0.9%)
           160   Graphic Packaging International - 144A*             9.50          08/15/13                177,600
            45   Owens-Brockway Glass Containers Corp.               7.75          05/15/11                 48,544
           240   Owens-Brockway Glass Containers Corp.               8.75          11/15/12                268,500
            40   Pliant Corp. (Issued 08/29/00)                     13.00          06/01/10                 36,800
            70   Pliant Corp. (Issued 04/10/02)                     13.00          06/01/10                 64,400
            35   Sealed Air Corp - 144A*                            5.625          07/15/13                 35,881
                                                                                                    --------------
                                                                                                           631,725
                                                                                                    --------------
                 DEPARTMENT STORES (0.5%)
            25   Federated Department Stores, Inc.                   6.90          04/01/29                 27,097
            25   Federated Department Stores, Inc.                   7.00          02/15/28                 27,400
            25   May Department Stores Co., Inc.                     6.70          09/15/28                 25,915
            50   May Department Stores Co., Inc.                     6.90          01/15/32                 54,025
            15   May Department Stores Co., Inc.                    7.875          03/01/30                 17,993
            10   Penney (J.C.) Co., Inc.                            6.875          10/15/15                 10,562
            15   Penney (J.C.) Co., Inc.                             7.60          04/01/07                 16,631
            60   Penney (J.C.) Co., Inc.                             7.95          04/01/17                 68,475
            50   Penney (J.C.) Co., Inc.                             8.00          03/01/10                 57,562
            40   Penney (J.C.) Co., Inc.                             9.00          08/01/12                 48,050
                                                                                                    --------------
                                                                                                           353,710
                                                                                                    --------------
                 DRUGSTORE CHAINS (0.1%)
            15   CVS Corp. - 144A*                                  6.204          10/10/25                 15,581
            70   Rite Aid Corp.                                      7.70          02/15/27                 64,400
                                                                                                    --------------
                                                                                                            79,981
                                                                                                    --------------
                 ELECTRIC UTILITIES (2.0%)
            11   AES Corp. (The)                                    8.875          02/15/11                 12,045
           140   AES Corp. (The) - 144A*                             9.00          05/15/15                158,900
            16   AES Corp. (The)                                    9.375          09/15/10                 17,820
            60   Allegheny Energy, Inc.                              7.75          08/01/05                 60,825
            45   Carolina Power & Light Co.                         5.125          09/15/13                 45,649
            15   Cincinnati Gas & Electric Co. (Series A)            5.40          06/15/33                 13,572
            40   Cincinnati Gas & Electric Co. (Series B)           5.375          06/15/33                 36,057
            65   CMS Energy Corp.                                    7.50          01/15/09                 67,275
            75   CMS Energy Corp.                                    8.50          04/15/11                 81,375
            55   Columbus Southern Power                             6.60          03/01/33                 59,141
            25   Constellation Energy Group, Inc.                    7.60          04/01/32                 29,353

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
$           10   Detroit Edison Co.                                  6.35%         10/15/32         $       10,643
            30   Duke Energy Corp.                                   4.50          04/01/10                 30,644
            20   Entergy Gulf States, Inc. - 144A*                   3.60          06/01/08                 19,298
            35   Exelon Corp.                                        6.75          05/01/11                 39,161
            10   FirstEnergy Corp. (Series B)                        6.45          11/15/11                 10,384
            30   IPALCO Enterprises, Inc.                           8.625          11/14/11                 33,675
           135   Monongahela Power Co.                               5.00          10/01/06                138,037
           115   MSW Energy Holdings/Finance - 144A*                7.375          09/01/10                120,750
            25   MSW Energy Holdings/Finance - 144A*                 8.50          09/01/10                 27,375
           115   Nevada Power Co. - 144A*                            9.00          08/15/13                127,794
            65   PG&E Corp. - 144A*                                 6.875          07/15/08                 70,687
            10   PSEG Energy Holdings Inc.                           7.75          04/16/07                 10,662
           100   PSEG Energy Holdings Inc.                          8.625          02/15/08                109,625
            25   Public Service Electric & Gas Co.                   5.00          01/01/13                 25,261
            20   South Carolina Electric & Gas Co.                   5.30          05/15/33                 18,562
            40   TNP Enterprises, Inc.                              10.25          04/01/10                 43,800
            25   TXU Energy Co.                                      7.00          03/15/13                 27,707
            15   Wisconsin Electric Power Co.                       5.625          05/15/33                 14,618
                                                                                                    --------------
                                                                                                         1,460,695
                                                                                                    --------------
                 ELECTRICAL PRODUCTS (0.2%)
            35   Cooper Industries Inc.                              5.25          07/01/07                 37,451
            90   Rayovac Corp.                                       8.50          10/01/13                 95,850
                                                                                                    --------------
                                                                                                           133,301
                                                                                                    --------------
                 ELECTRONIC DISTRIBUTORS (0.2%)
           165   BRL Universal Equipment Corp.                      8.875          02/15/08                177,787
           400   CHS Electronics, Inc. (a) (c)                      9.875          04/15/05                  3,500
                                                                                                    --------------
                                                                                                           181,287
                                                                                                    --------------
                 ELECTRONIC EQUIPMENT/INSTRUMENTS (0.3%)
           155   High Voltage Engineering, Inc. (c)                 10.75          08/15/04                 39,525
           140   Xerox Corp.                                        7.125          06/15/10                150,500
                                                                                                    --------------
                                                                                                           190,025
                                                                                                    --------------
                 ENGINEERING & CONSTRUCTION (0.2%)
           120   ABB Finance Inc.                                    6.75          06/03/04                115,236
            55   Encompass Services Corp. (a) (c)                   10.50          05/01/09                      0
                                                                                                    --------------
                                                                                                           115,236
                                                                                                    --------------
                 ENVIRONMENTAL SERVICES (0.3%)
            75   Allied Waste North America, Inc. (Series B)        8.875          04/01/08                 84,375
           115   Allied Waste North America, Inc. (Series B)        10.00          08/01/09                124,775
            45   Waste Management, Inc.                             6.875          05/15/09                 50,357
                                                                                                    --------------
                                                                                                           259,507
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 FINANCE/RENTAL/LEASING (1.1%)
$           30   American General Finance                           4.625%         09/01/10         $       30,420
            35   CIT Group Inc.                                     2.875          09/29/06                 35,116
            80   Countrywide Home Loans, Inc.                        3.25          05/21/08                 78,762
            85   Ford Motor Credit Co.                               7.25          10/25/11                 92,326
           100   Ford Motor Credit Co.                              7.375          10/28/09                109,947
            25   Household Finance Corp.                            4.125          12/15/08                 25,247
            15   Household Finance Corp.                            5.875          02/01/09                 16,307
            15   Household Finance Corp.                            6.375          10/15/11                 16,543
            35   Household Finance Corp.                             6.40          06/17/08                 38,843
EUR         25   Household Finance Corp.                             6.50          05/05/09                 34,884
$           35   Household Finance Corp.                             6.75          05/15/11                 39,459
            15   International Lease Finance Corp.                   2.95          05/23/06                 15,127
            30   International Lease Finance Corp.                   3.75          08/01/07                 30,621
            70   MBNA Corp.                                         6.125          03/01/13                 75,296
            45   SLM Corp.                                           5.00          10/01/13                 44,799
           120   United Rentals NA Inc. - 144A*                      7.75          11/15/13                123,150
                                                                                                    --------------
                                                                                                           806,847
                                                                                                    --------------
                 FINANCIAL CONGLOMERATES (1.4%)
            15   Boeing Capital Corp.                                5.75          02/15/07                 16,212
            10   Boeing Capital Corp.                                5.80          01/15/13                 10,506
            35   Boeing Capital Corp.                                6.10          03/01/11                 37,831
            55   Chase Manhattan Corp.                               6.00          02/15/09                 60,276
            10   Chase Manhattan Corp.                               7.00          11/15/09                 11,540
            40   Citicorp                                            6.75          08/15/05                 43,164
            20   Citigroup Inc.                                      5.75          05/10/06                 21,536
            35   Citigroup Inc.                                      6.00          02/21/12                 38,308
            50   Citigroup Inc.                                     6.625          06/15/32                 54,345
            20   General Electric Capital Corp.                      4.25          12/01/10                 19,931
            85   General Electric Capital Corp.                      6.75          03/15/32                 94,418
            25   General Motors Acceptance Corp.                     4.50          07/15/06                 25,734
            70   General Motors Acceptance Corp.                    6.875          09/15/11                 75,512
           110   General Motors Acceptance Corp.                     8.00          11/01/31                123,895
            65   John Hancock Financial Services, Inc.              5.625          12/01/08                 70,289
           100   Prudential Holdings, LLC (Series C) - 144A*        8.695          12/18/23                123,801
           175   Prudential Holdings, LLC
                   (Series B) (FSA) - 144A*                         7.245          12/18/23                197,734
                                                                                                    --------------
                                                                                                         1,025,032
                                                                                                    --------------
                 FOOD RETAIL (0.5%)
            25   Albertson's Inc.                                    7.45          08/01/29                 27,359
            45   CA FM Lease Trust - 144A*                           8.50          07/15/17                 50,755
            35   Couche-Tard US/Finance - 144A*                      7.50          12/15/13                 36,837

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
$          200   Delhaize America, Inc.                             8.125%         04/15/11         $      231,000
            15   Kroger Co.                                          7.50          04/01/31                 17,338
                                                                                                    --------------
                                                                                                           363,289
                                                                                                    --------------
                 FOOD: MAJOR DIVERSIFIED (0.1%)
            25   General Mills Inc.                                 3.875          11/30/07                 25,339
            30   Kraft Foods Inc.                                    5.25          06/01/07                 31,942
            30   Kraft Foods Inc.                                    6.25          06/01/12                 32,750
                                                                                                    --------------
                                                                                                            90,031
                                                                                                    --------------
                 FOOD: MEAT/FISH/DAIRY (1.0%)
            95   Michael Foods Inc. (Series B) - 144A*               8.00          11/15/13                 99,512
            65   National Beef Packing/NB Finance - 144A*           10.50          08/01/11                 67,275
           220   Pilgrim's Pride Corp.                              9.625          09/15/11                243,100
            60   PPC Escrow Corp. - 144A*                            9.25          11/15/13                 62,400
           135   Smithfield Foods Inc.                              7.625          02/15/08                137,025
            25   Smithfield Foods Inc.                               7.75          05/15/13                 26,125
           130   Smithfield Foods Inc. (Series B)                    8.00          10/15/09                137,800
                                                                                                    --------------
                                                                                                           773,237
                                                                                                    --------------
                 FOREST PRODUCTS (0.3%)
            15   Louisiana Pacific Corp.                            8.875          08/15/10                 17,775
            60   Louisiana Pacific Corp.                           10.875          11/15/08                 71,700
            30   Weyerhaeuser Co.                                   6.125          03/15/07                 32,538
            95   Weyerhaeuser Co.                                    6.75          03/15/12                103,804
                                                                                                    --------------
                                                                                                           225,817
                                                                                                    --------------
                 GAS DISTRIBUTORS (0.4%)
            35   Consolidated Natural Gas Co.                        6.25          11/01/11                 38,723
            10   Consolidated Natural Gas Co. (Series A)             5.00          03/01/14                  9,958
           130   Dynegy Holdings, Inc.                              6.875          04/01/11                120,412
           130   Dynegy Holdings, Inc. - 144A*                      9.875          07/15/10                146,900
                                                                                                    --------------
                                                                                                           315,993
                                                                                                    --------------
                 HOME BUILDING (0.6%)
            20   Centex Corp.                                       7.875          02/01/11                 23,548
            45   Meritage Corp.                                      9.75          06/01/11                 50,512
            35   Pulte Homes, Inc.                                  6.375          05/15/33                 34,180
           120   Schuler Homes, Inc.                                9.375          07/15/09                135,600
            35   Tech Olympic USA, Inc. (Issued 11/27/02)            9.00          07/01/10                 37,800
            60   Tech Olympic USA, Inc. (Issued 02/03/03)            9.00          07/01/10                 64,800
            80   Tech Olympic USA, Inc.                            10.375          07/01/12                 90,000
                                                                                                    --------------
                                                                                                           436,440
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 HOME FURNISHINGS (0.2%)
$           40   Mohawk Industries Inc.                              7.20%         04/15/12         $       45,507
            30   Simmons Corp. - 144A*                              7.875          01/15/14                 30,300
            85   Tempur-Pedic/Tempur Products - 144A*               10.25          08/15/10                 95,200
                                                                                                    --------------
                                                                                                           171,007
                                                                                                    --------------
                 HOME IMPROVEMENT CHAINS (0.0%)
            30   Lowe's Companies, Inc.                              6.50          03/15/29                 32,562
                                                                                                    --------------
                 HOSPITAL/NURSING MANAGEMENT (0.7%)
           100   HCA, Inc.                                          7.875          02/01/11                114,208
           115   HCA, Inc.                                           8.75          09/01/10                137,112
            10   Manor Care, Inc.                                    7.50          06/15/06                 10,900
            35   Manor Care, Inc.                                    8.00          03/01/08                 39,725
            15   Tenet Healthcare Corp.                              6.50          06/01/12                 14,456
            45   Tenet Healthcare Corp.                             6.875          11/15/31                 40,500
           125   Tenet Healthcare Corp.                             7.375          02/01/13                126,250
                                                                                                    --------------
                                                                                                           483,151
                                                                                                    --------------
                 HOTELS/RESORTS/CRUISELINES (0.8%)
            70   Hilton Hotels Corp.                                7.625          12/01/12                 79,013
            75   Hilton Hotels Corp.                                 7.95          04/15/07                 83,531
           130   Horseshoe Gaming Holding Corp. (Series B)          8.625          05/15/09                137,963
            45   Hyatt Equities LLC - 144A*                         6.875          06/15/07                 48,381
            50   Marriott International, Inc. (Series E)             7.00          01/15/08                 55,754
            20   Starwood Hotels & Resorts Worldwide Inc.           7.375          05/01/07                 21,700
           150   Starwood Hotels & Resorts Worldwide Inc.           7.875          05/01/12                169,500
                                                                                                    --------------
                                                                                                           595,842
                                                                                                    --------------
                 INDUSTRIAL CONGLOMERATES (0.1%)
            45   Honeywell International, Inc.                      6.125          11/01/11                 49,560
                                                                                                    --------------
                 INDUSTRIAL MACHINERY (0.1%)
            35   Flowserve Corp.                                    12.25          08/15/10                 40,775
                                                                                                    --------------
                 INDUSTRIAL SPECIALTIES (0.8%)
           115   Cabot Safety Corp.                                 12.50          07/15/05                117,875
           165   Johnsondiversy, Inc.                               9.625          05/15/12                184,800
           121   Tekni-Plex Inc. (Series B)                         12.75          06/15/10                132,495
            50   Tekni-Plex Inc. - 144A*                             8.75          11/15/13                 52,375
           115   UCAR Finance, Inc.                                 10.25          02/15/12                132,825
                                                                                                    --------------
                                                                                                           620,370
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 INFORMATION TECHNOLOGY SERVICES (0.1%)
$           30   Electronic Data Systems Corp.                       6.00%         08/01/13         $       29,543
            25   Electronic Data Systems Corp.                      7.125          10/15/09                 26,726
                                                                                                    --------------
                                                                                                            56,269
                                                                                                    --------------
                 INTEGRATED OIL (0.2%)
            30   Amerada Hess Corp.                                  6.65          08/15/11                 32,561
            55   Amerada Hess Corp.                                 7.875          10/01/29                 60,520
            70   Conoco Inc.                                         6.95          04/15/29                 79,634
                                                                                                    --------------
                                                                                                           172,715
                                                                                                    --------------
                 INTERNET SOFTWARE/SERVICES (0.0%)
           188   Exodus Communications, Inc. (a) (c)               11.625          07/15/10                      0
                                                                                                    --------------
                 INVESTMENT BANKS/BROKERS (0.2%)
EUR         20   Goldman Sachs Group Inc.                            6.50          10/06/10                 28,136
$           55   Goldman Sachs Group Inc.                            6.60          01/15/12                 61,561
            60   Goldman Sachs Group Inc.                           6.875          01/15/11                 68,233
                                                                                                    --------------
                                                                                                           157,930
                                                                                                    --------------
                 MAJOR BANKS (0.3%)
            20   Bank of New York Co., Inc.                          5.20          07/01/07                 21,443
            25   Bank One Corp.                                      6.00          02/17/09                 27,417
            70   FleetBoston Financial Corp.                         7.25          09/15/05                 76,150
            70   Wachovia Corp.                                      4.95          11/01/06                 74,369
                                                                                                    --------------
                                                                                                           199,379
                                                                                                    --------------
                 MANAGED HEALTH CARE (0.2%)
            95   Aetna, Inc.                                        7.875          03/01/11                112,465
            20   Cigna Corp.                                         7.00          01/15/11                 22,398
            30   Wellpoint Health Network, Inc.                     6.375          06/15/06                 32,728
                                                                                                    --------------
                                                                                                           167,591
                                                                                                    --------------
                 MEDIA CONGLOMERATES (0.2%)
            55   AOL Time Warner Inc.                               6.125          04/15/06                 59,247
            50   AOL Time Warner Inc.                               7.625          04/15/31                 57,904
            30   Time Warner, Inc.                                  6.625          05/15/29                 30,945
                                                                                                    --------------
                                                                                                           148,096
                                                                                                    --------------
                 MEDICAL DISTRIBUTORS (0.3%)
           185   AmerisourceBergen Corp.                            8.125          09/01/08                209,513
                                                                                                    --------------
                 MEDICAL/NURSING SERVICES (0.3%)
            25   Fresenius Medical Care Capital Trust II
                   (Units)^                                         7.875          02/01/08                 26,813
           181   Fresenius Medical Care Capital Trust               7.875          06/15/11                196,385
                                                                                                    --------------
                                                                                                           223,198
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 MEDICAL SPECIALTIES (0.0%)
$           25   National Nephrology Assoc. - 144A*                  9.00%         11/01/11         $       26,313
                                                                                                    --------------
                 METAL FABRICATIONS (0.3%)
            60   General Cable Corp. - 144A*                         9.50          11/15/10                 64,500
           170   Trimas Corp.                                       9.875          06/15/12                178,075
                                                                                                    --------------
                                                                                                           242,575
                                                                                                    --------------
                 MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
            90   Iron Mountain Inc.                                  7.75          01/15/15                 94,725
           140   Iron Mountain Inc.                                 8.625          04/01/13                151,900
                                                                                                    --------------
                                                                                                           246,625
                                                                                                    --------------
                 MISCELLANEOUS MANUFACTURING (0.4%)
           120   Amsted Industries Inc. - 144A*                     10.25          10/15/11                133,200
           160   Jacuzzi Brands Inc. - 144A*                        9.625          07/01/10                176,800
                                                                                                    --------------
                                                                                                           310,000
                                                                                                    --------------
                 MOTOR VEHICLES (0.4%)
            90   DaimlerChrysler North American Holdings Co.         7.30          01/15/12                100,364
            45   DaimlerChrysler North American Holdings Co.         7.20          09/01/09                 50,314
            75   Ford Motor Co.                                      7.45          07/16/31                 76,011
EUR         35   General Motors Corp.                               8.375          07/05/33                 51,656
                                                                                                    --------------
                                                                                                           278,345
                                                                                                    --------------
                 MULTI-LINE INSURANCE (0.5%)
$           85   AIG Sun America Global Financial VI - 144A*         6.30          05/10/11                 94,201
            45   AIG Sun America Global Financial - 144A*            6.90          03/15/32                 51,448
           100   Farmers Exchange Capital - 144A*                    7.05          07/15/28                 93,860
            45   Hartford Financial Services Group, Inc.            2.375          06/01/06                 44,801
             5   Hartford Financial Services Group, Inc.             7.90          06/15/10                  5,926
           100   Nationwide Mutual Insurance Co. - 144A*             7.50          02/15/24                102,848
                                                                                                    --------------
                                                                                                           393,084
                                                                                                    --------------
                 OIL & GAS PIPELINES (0.9%)
           180   El Paso Production Holdings - 144A*                 7.75          06/01/13                178,200
            25   GulfTerra Energy Partners, L.P.                     8.50          06/01/10                 28,500
            87   GulfTerra Energy Partners, L.P.                   10.625          12/01/12                108,315
            25   Northwest Pipeline Corp.                           8.125          03/01/10                 27,875
            40   Southern Natural Gas                               8.875          03/15/10                 45,200
            20   Texas Eastern Transmission, L.P.                    7.00          07/15/32                 22,200
            35   Transcontinental Gas Pipe Line Corp.
                   (Series B)                                       8.875          07/15/12                 41,563
           220   Williams Companies, Inc. (The)                     7.875          09/01/21                233,200
                                                                                                    --------------
                                                                                                           685,053
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 OIL & GAS PRODUCTION (1.1%)
$          160   Chesepeake Energy Corp.                             7.50%         09/15/13         $      174,000
           135   Hillcorp Energy/Finance - 144A*                    10.50          09/01/10                148,500
            65   Kerr-McGee Corp.                                   7.875          09/15/31                 74,055
            65   Magnum Hunter Resources, Inc.                       9.60          03/15/12                 74,100
           100   Pemex Project Funding Master Trust - 144A*          2.95          10/15/09                102,250
           225   Vintage Petroleum, Inc.                            7.875          05/15/11                238,500
                                                                                                    --------------
                                                                                                           811,405
                                                                                                    --------------
                 OIL REFINING/MARKETING (0.6%)
            65   CITGO Petroleum Corp.                             11.375          02/01/11                 75,725
           170   Husky Oil Ltd.                                      8.90          08/15/28                197,200
            30   Marathon Oil Corp.                                 5.375          06/01/07                 32,132
            40   Marathon Oil Corp.                                  6.80          03/15/32                 42,978
            55   Tesoro Petroleum Corp.                              9.00          07/01/08                 57,338
            65   Tesoro Petroleum Corp.                             9.625          04/01/12                 71,500
                                                                                                    --------------
                                                                                                           476,873
                                                                                                    --------------
                 OILFIELD SERVICES/EQUIPMENT (0.3%)
            20   Hanover Compress Co.                               8.625          12/15/10                 20,900
           100   Hanover Equipment Trust 2001 A (Series A)           8.50          09/01/08                106,500
            60   Hanover Equipment Trust 2001 B (Series B)           8.75          09/01/11                 63,900
                                                                                                    --------------
                                                                                                           191,300
                                                                                                    --------------
                 OTHER CONSUMER SERVICES (0.1%)
            40   Cendant Corp.                                      7.375          01/15/13                 45,945
                                                                                                    --------------
                 OTHER TRANSPORTATION (0.3%)
           165   Laidlaw International Inc. - 144A*                 10.75          06/15/11                187,275
                                                                                                    --------------
                 PHARMACEUTICALS: MAJOR (0.0%)
            25   Schering-Plough Corp.                               5.30          12/01/13                 25,495
                                                                                                    --------------
                 PUBLISHING: BOOKS/MAGAZINES (0.8%)
           185   Dex Media Inc. - 144A*                              9.00++        11/15/13                131,350
           100   Dex Media East/Finance                            12.125          11/15/12                123,500
            95   Dex Media West/Finance - 144A*                     9.875          08/15/13                110,913
            45   PEI Holdings, Inc.                                 11.00          03/15/10                 52,425
           175   PRIMEDIA, Inc.                                     8.875          05/15/11                185,500
                                                                                                    --------------
                                                                                                           603,688
                                                                                                    --------------
                 PUBLISHING: NEWSPAPERS (0.1%)
            55   News America Holdings, Inc.                         7.75          02/01/24                 64,654
            30   News America Holdings, Inc.                        8.875          04/26/23                 38,558
                                                                                                    --------------
                                                                                                           103,212
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 PULP & PAPER (0.4%)
$          225   Georgia-Pacific Corp.                              8.875%         02/01/10         $      257,625
            30   International Paper Co.                             4.25          01/15/09                 30,157
            30   MeadWestVaco Corp.                                  6.85          04/01/12                 33,052
                                                                                                    --------------
                                                                                                           320,834
                                                                                                    --------------
                 RAILROADS (0.1%)
            30   Union Pacific Corp.                                3.625          06/01/10                 28,781
            30   Union Pacific Corp.                                 6.79          11/09/07                 33,544
                                                                                                    --------------
                                                                                                            62,325
                                                                                                    --------------
                 REAL ESTATE DEVELOPMENT (0.6%)
           120   CB Richard Ellis Services, Inc.                    11.25          06/15/11                136,200
            70   CBRE Escrow Inc. - 144A*                            9.75          05/15/10                 78,050
            45   LNR Property Corp. - 144A*                          7.25          10/15/13                 46,013
           180   LNR Property Corp.                                 7.625          07/15/13                190,350
                                                                                                    --------------
                                                                                                           450,613
                                                                                                    --------------
                 REAL ESTATE INVESTMENT TRUST (0.2%)
           150   HMH Properties, Inc. (Series B)                    7.875          08/01/08                156,750
                                                                                                    --------------
                 REGIONAL BANKS (0.2%)
AUD        200   KFW International Inc.                              6.25          07/15/05                151,595
                                                                                                    --------------
                 SAVINGS BANKS (0.1%)
$           35   Washington Mutual Inc.                              8.25          04/01/10                 42,138
                                                                                                    --------------
                 SEMICONDUCTORS (0.1%)
            50   Fairchild Semiconductors Corp.                     10.50          02/01/09                 56,000
                                                                                                    --------------
                 SERVICES TO THE HEALTH INDUSTRY (0.4%)
            80   Anthem Insurance - 144A*                           9.125          04/01/10                100,695
            60   Medco Health Solutions                              7.25          08/15/13                 65,572
            25   Omnicare, Inc.                                     6.125          06/01/13                 25,188
            75   Omnicare, Inc. (Series B)                          8.125          03/15/11                 82,313
                                                                                                    --------------
                                                                                                           273,768
                                                                                                    --------------
                 SPECIALTY STORES (0.5%)
           130   Autonation, Inc.                                    9.00          08/01/08                149,825
            85   General Nutrition Center - 144A*                    8.50          12/01/10                 87,550
           120   Sonic Automotive Inc.                              8.625          08/15/13                127,200
            40   Sonic Automotive Inc. - 144A*                      8.625          08/15/13                 42,400
                                                                                                    --------------
                                                                                                           406,975
                                                                                                    --------------
                 SPECIALTY TELECOMMUNICATIONS (0.9%)
           235   American Tower Corp. (Conv)                         6.25          10/15/09                237,350
            70   American Tower Corp.                               9.375          02/01/09                 74,900
            80   Primus Telecommunication Group, Inc.
                   (Series B)                                       9.875          05/15/08                 83,200

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
$           90   Qwest Corp.                                        5.625%         11/15/08         $       89,550
           145   Qwest Services Corp. - 144A*                       13.00          12/15/07                171,100
                                                                                                    --------------
                                                                                                           656,100
                                                                                                    --------------
                 STEEL (0.2%)
           160   United States Steel Corp.                           9.75          05/15/10                180,800
                                                                                                    --------------
                 TELECOMMUNICATIONS (0.3%)
EUR         20   AT&T Corp.                                          6.50          11/21/06                 26,993
$           45   AT&T Corp.                                          8.75          11/15/31                 52,767
           438   Rhythms Netconnections, Inc. (a) (c)               12.75          04/15/09                      0
           200   Startec Global Communications Corp. (a) (c)        12.00          05/15/08                     20
           140   Verizon Global Funding Corp.                        7.75          12/01/30                165,070
                                                                                                    --------------
                                                                                                           244,850
                                                                                                    --------------
                 TOBACCO (0.3%)
           180   Altria Group, Inc.                                  7.00          11/04/13                192,367
            35   Altria Group, Inc.                                  7.75          01/15/27                 37,869
                                                                                                    --------------
                                                                                                           230,236
                                                                                                    --------------
                 TRUCKS/CONSTRUCTION/FARM MACHINERY (0.4%)
           190   Manitowoc Inc. (The)                               10.50          08/01/12                217,313
            60   NMHG Holding Co.                                   10.00          05/15/09                 66,600
                                                                                                    --------------
                                                                                                           283,913
                                                                                                    --------------
                 WHOLESALE DISTRIBUTORS (0.4%)
           160   Burhmann US, Inc.                                  12.25          11/01/09                180,000
           110   Fisher Scientific International Inc.               8.125          05/01/12                118,525
                                                                                                    --------------
                                                                                                           298,525
                                                                                                    --------------
                 WIRELESS TELECOMMUNICATIONS (1.1%)
            50   AT&T Wireless -Services Inc.                        8.75          03/01/31                 61,910
         1,800   CellNet Data Systems, Inc. (a) (c)                 14.00          10/01/07                      0
           140   Metropcs Inc. - 144A*                              10.75          10/01/11                140,000
            15   Nextel Communications Inc.                         7.375          08/01/15                 16,200
           255   Nextel Communications Inc.                         9.375          11/15/09                279,225
           115   Nextel Partners Inc. (Class A)                     11.00          03/15/10                127,650
            85   SBA Communications Corp. - 144A*                    9.75++        12/15/11                 60,350
           110   SBA Communications Corp.                           10.25          02/01/09                108,625
            31   SBA Communications Corp.                           12.00          03/01/08                 33,868
                                                                                                    --------------
                                                                                                           827,828
                                                                                                    --------------
                 TOTAL CORPORATE BONDS
                   (COST $29,166,649)                                                                   27,213,421
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES (23.9%)
                 Federal Home Loan Mortgage Corp. (3.3%)
$          270                                                      5.125%         11/07/13         $      269,472
         1,200                                                       6.00             **                 1,238,578
            42                                                       7.00          06/01/04                 42,738
           842                                                       7.50    11/01/29 - 06/01/32           904,054
                                                                                                    --------------
                                                                                                         2,454,842
                                                                                                    --------------
                 Federal National Mortgage Assoc. (20.1%)
           650                                                        4.50            **                   650,813
           950                                                        5.00            **                   969,000
         2,200                                                        5.50            **                 2,246,219
         1,175                                                        6.00            **                 1,214,656
         5,300                                                        6.50            **                 5,543,468
           201                                                        6.50   05/01/31 - 01/01/34           210,340
         1,925                                                        7.00            **                 2,038,695
           452                                                        7.00         06/01/32                478,282
           497                                                        7.50   02/01/31 - 03/01/32           531,119
           972                                                        8.00   04/01/30 - 05/01/31         1,049,099
                                                                                                    --------------
                                                                                                        14,931,691
                                                                                                    --------------
                 Government National Mortgage Assoc. (0.5%)
           218                                                        7.50   04/15/26 - 08/15/29           233,647
            86                                                        8.00   02/15/26 - 06/15/26            94,002
                                                                                                    --------------
                                                                                                           327,649
                                                                                                    --------------
                 MORTGAGE-BACKED SECURITIES
                   (COST $17,546,910)                                                                   17,714,182
                                                                                                    --------------
                 U.S. GOVERNMENT OBLIGATIONS (6.2%)
                 U.S. Treasury Bonds (4.1%) (b)
           700                                                        0.00         02/15/06                672,888
           345                                                       8.125   08/15/19 - 08/15/21           469,314
         1,315                                                        8.75   05/15/17 - 08/15/20         1,867,708
                                                                                                    --------------
                                                                                                         3,009,910
                                                                                                    --------------
         3,650   U.S. Treasury Strips (2.1%)                          0.00   08/15/17 - 08/15/22         1,562,255
                                                                                                    --------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (COST $4,381,507)                                                                     4,572,165
                                                                                                    --------------
                 TOTAL UNITED STATES
                   (COST $51,095,066)                                                                   49,499,768
                                                                                                    --------------
                 TOTAL GOVERNMENT & CORPORATE BONDS
                   (COST $69,393,713)                                                                   69,241,233
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS (e) (0.5%)
                 AEROSPACE & DEFENSE (0.0%)
         1,118   Orbital Sciences Corp. (d)                                                         $       13,438
                                                                                                    --------------
                 APPAREL/FOOTWEAR RETAIL (0.0%)
        50,166   County Seat Stores Corp. (d)                                                                    0
                                                                                                    --------------
                 BROADCASTING (0.2%)
        12,500   Tri-State Outdoor                                                                         150,938
                                                                                                    --------------
                 CASINO/GAMING (0.0%)
           787   Fitzgerald Gaming Corp.***                                                                      0
                                                                                                    --------------
                 CONSUMER/BUSINESS SERVICES (0.1%)
         3,900   Anacomp, Inc. (Class A) (d)                                                                87,750
                                                                                                    --------------
                 FOOD: SPECIALTY/CANDY (0.0%)
           100   SFAC New Holdings Inc. (d)                                                                      0
            18   SFFB New Holdings Inc. (d)                                                                      0
                                                                                                    --------------
                                                                                                                 0
                                                                                                    --------------
                 MEDICAL SPECIALTIES (0.0%)
         1,105   MEDIQ, Inc. (d)                                                                             4,432
                                                                                                    --------------
                 MEDICAL/NURSING SERVICES (0.0%)
        34,888   Raintree Healthcare Corp. (d)                                                                   0
                                                                                                    --------------
                 RESTAURANTS (0.0%)
        10,137   Catalina Restaurant Group, Inc. (d)                                                        20,274
                                                                                                    --------------
                 SPECIALTY TELECOMMUNICATIONS (0.0%)
         1,171   Birch Telecom Inc (d)                                                                           0
        16,679   PFB Telecom NV (Series B) (d)                                                                   0
           568   Viatel Holdings Bermuda Ltd. (d)                                                            1,562
                                                                                                    --------------
                                                                                                             1,562
                                                                                                    --------------
                 TEXTILES (0.0%)
        11,192   U.S. Leather, Inc. (d)                                                                          0
                                                                                                    --------------
                 WIRELESS TELECOMMUNICATIONS (0.2%)
         3,518   Arch Wireless, Inc. (Class A) (d)                                                          69,656
           825   NII Holdings, Inc. (Class B)                                                               61,570
         4,516   Vast Solutions, Inc. (Class B1) (d)                                                             0
         4,516   Vast Solutions, Inc. (Class B2) (d)                                                             0
         4,516   Vast Solutions, Inc. (Class B3) (d)                                                             0
                                                                                                    --------------
                                                                                                           131,226
                                                                                                    --------------
                 TOTAL COMMON STOCKS
                   (COST $3,562,508)                                                                       409,620
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 CONVERTIBLE PREFERRED STOCKS (0.1%)
                 CELLULAR TELEPHONE (0.1%)
        210      Dobson Communications Corp. $0.06
                   (COST $35,596)                                                                   $       37,828
                                                                                                    --------------
                 NON-CONVERTIBLE PREFERRED STOCKS (0.8%)
                 BROADCASTING (0.3%)
         21      Paxson Communications Corp.                                                               194,278
                                                                                                    --------------
                 CABLE/SATELLITE TV (0.0%)
      9,953      Knology Holdings, Inc. - 144A* (d) (e)                                                        100
                                                                                                    --------------
                 CELLULAR TELEPHONE (0.2%)
        165      Dobson Communications Corp.                                                               177,788
                                                                                                    --------------
                 ELECTRIC UTILITIES (0.3%)
        190      TNP Enterprises, Inc. (Series D)+                                                         206,625
                                                                                                    --------------
                 RESTAURANTS (0.0%)
         17      Catalina Restaurant Group, Inc.(Units)^                                                    15,300
                                                                                                    --------------
                 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
                   (COST $554,327)                                                                         594,091
                                                                                                    --------------

  NUMBER OF                                                                       EXPIRATION
  WARRANTS                                                                           DATE
  ---------                                                                       ----------
                 WARRANTS (e) (0.0%)
                 BROADCASTING (0.0%)
        300      UIH Australia/Pacific Inc.                                        05/15/06                      0
                                                                                                    --------------
                 CASINO/GAMING (0.0%)
      9,000      Aladdin Gaming Enterprices, Inc. - 144A*                          03/01/10                      0
        250      Resort At Summerlin LP - 144A*                                    12/15/07                      0
                                                                                                    --------------
                                                                                                                 0
                                                                                                    --------------
                 ELECTRIC UTILITIES (0.0%)
        125      TNP Enterprises, Inc. - 144A*                                     04/01/11                      1
                                                                                                    --------------
                 RESTAURANTS (0.0%)
      4,250      Catalina Restaurant Group, Inc. (d)                               07/10/12                      0
                                                                                                    --------------
                 TELECOMMUNICATIONS (0.0%)
        200      Startec Global Communications Corp. - 144A*                       05/15/08                      0
                                                                                                    --------------
                 TOTAL WARRANTS
                   (COST $7,842)                                                                                 1
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 SHORT-TERM INVESTMENT (4.1%)
                 REPURCHASE AGREEMENT
$        3,060   Joint repurchase agreement account
                   (dated 12/31/03; proceeds $3,060,167) (f)
                   (COST $3,060,000)                                  0.98%        01/02/04         $    3,060,000
                                                                                                    --------------
                 TOTAL INVESTMENTS
                   (COST $76,613,986) (g) (h)                                        98.8%              73,342,773
                 OTHER ASSETS IN EXCESS OF LIABILITIES                                1.2                  881,679
                                                                                    -----           --------------
                 NET ASSETS                                                         100.0%          $   74,224,452
                                                                                    =====           ==============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   ***  RESALE IS RESTRICTED; ACQUIRED (12/12/98) AT A COST BASIS OF $3,549.
   ^ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; BONDS OR PREFERRED STOCK WITH ATTACHED WARRANTS.
   +    PAYMENT-IN-KIND SECURITY.
   ++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE DATE.
   (a)  ISSUER IN BANKRUPTCY.
   (b) SOME OR ALL OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
   (d)  ACQUIRED THROUGH EXCHANGE OFFER.
   (e)  NON-INCOME PRODUCING SECURITIES.
   (f)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (g) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $31,550,472 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, FORWARD FOREIGN CURRENCY CONTRACTS AND OPEN FUTURES CONTRACTS.
   (h) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $76,980,370. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,207,169 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,844,766, RESULTING IN NET UNREALIZED DEPRECIATION OF $3,637,597.

BOND INSURANCE:

   FSA  FINANCIAL SECURITY ASSURANCE INC.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

                                                                           UNREALIZED
NUMBER OF                DESCRIPTION, DELIVERY          UNDERLYING FACE   APPRECIATION/
CONTRACTS   LONG/SHORT      MONTH, AND YEAR             AMOUNT AT VALUE   DEPRECIATION
---------------------------------------------------------------------------------------
   21          Long      U.S. Treasury Note 2 Year,
                         March 2004                     $     4,494,984   $      16,661
    2          Long      U.S. Treasury Note 10 Year,
                         March 2004                             224,531           1,471
    4          Long      U.S. Treasury Bond 30 Year,
                         March 2004                             437,250           1,091
   66          Short     U.S. Treasury Note 5 Year,
                         March 2004                          (7,367,250)        (54,005)
   16          Short     U.S. Treasury Note 10 Year,
                         March 2004                          (1,796,250)         (9,513)
   18          Short     U.S. Treasury Bond 30 Year,
                         March 2004                          (1,967,625)         (7,851)
                                                                          -------------
    Net unrealized depreciation                                           $     (52,146)
                                                                          =============

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2003:

     CONTRACTS   IN EXCHANGE     DELIVERY    UNREALIZED
    TO DELIVER       FOR           DATE     DEPRECIATION
--------------------------------------------------------
CAD     85,000   $    64,915     02/20/04   $       (529)
CHF    415,000   $   312,735     01/22/04        (21,985)
EUR    950,000   $ 1,123,735     01/26/04        (70,839)
GBP     35,000   $    58,244     01/22/04         (4,145)
SEK  1,000,000   $   136,398     03/19/04         (2,032)
                                            ------------
     Total unrealized depreciation          $    (99,530)
                                            ============

CURRENCY ABBREVIATIONS:

AUD   Australian Dollar.
GBP   British Pound.
CAD   Canadian Dollar.
DKK   Danish Krone.
EUR   Euro.
JPY   Japanese Yen.
SEK   Swedish Krona.
CHF   Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS (66.1%)
                 ADVERTISING/MARKETING SERVICES (0.5%)
     34,700      Interpublic Group of Companies, Inc. (The)*                                        $      541,320
                                                                                                    --------------
                 AEROSPACE & DEFENSE (0.3%)
      9,610      Raytheon Co.                                                                              288,684
                                                                                                    --------------
                 AUTO PARTS: O.E.M. (0.8%)
     10,530      Magna International Inc. (Class A) (Canada)                                               842,926
                                                                                                    --------------
                 BROADCASTING (0.5%)
     11,500      Clear Channel Communications, Inc.                                                        538,545
                                                                                                    --------------
                 CHEMICALS: MAJOR DIVERSIFIED (2.7%)
     49,300      Bayer AG (ADR) (Germany)                                                                1,449,913
     20,250      Dow Chemical Co. (The)                                                                    841,793
     12,230      Du Pont (E.I.) de Nemours & Co.                                                           561,235
                                                                                                    --------------
                                                                                                         2,852,941
                                                                                                    --------------
                 COMPUTER PROCESSING HARDWARE (0.8%)
     36,750      Hewlett-Packard Co.                                                                       844,148
                                                                                                    --------------
                 CONTAINERS/PACKAGING (1.1%)
     18,900      Temple-Inland, Inc.                                                                     1,184,463
                                                                                                    --------------
                 DATA PROCESSING SERVICES (0.7%)
     17,800      Automatic Data Processing, Inc.                                                           705,058
                                                                                                    --------------
                 DISCOUNT STORES (0.9%)
     17,820      Wal-Mart Stores, Inc.                                                                     945,351
                                                                                                    --------------
                 ELECTRIC UTILITIES (2.4%)
     28,200      Edison International*                                                                     618,426
     10,900      Entergy Corp.                                                                             622,717
     10,870      Exelon Corp.                                                                              721,333
     15,900      FirstEnergy Corp.                                                                         559,680
                                                                                                    --------------
                                                                                                         2,522,156
                                                                                                    --------------
                 FINANCE/RENTAL/LEASING (1.5%)
     16,400      Fannie Mae                                                                              1,230,984
      7,400      Freddie Mac                                                                               431,568
                                                                                                    --------------
                                                                                                         1,662,552
                                                                                                    --------------
                 FINANCIAL CONGLOMERATES (3.5%)
     32,100      Citigroup Inc.                                                                          1,558,134
     35,150      J.P. Morgan Chase & Co.                                                                 1,291,060
     22,010      Prudential Financial, Inc.                                                                919,358
                                                                                                    --------------
                                                                                                         3,768,552
                                                                                                    --------------
                 FINANCIAL PUBLISHING/SERVICES (1.1%)
     50,000      Equifax, Inc.                                                                           1,225,000
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 FOOD: MAJOR DIVERSIFIED (1.6%)
     17,650      Kraft Foods Inc. (Class A)                                                         $      568,683
      9,250      Nestle SA (ADR) (Registered Shares) (Switzerland)                                         575,350
     13,660      PepsiCo, Inc.                                                                             636,829
                                                                                                    --------------
                                                                                                         1,780,862
                                                                                                    --------------
                 FOOD: SPECIALTY/CANDY (0.6%)
     22,300      Cadbury Schweppes PLC (ADR) (United Kingdom)                                              666,547
                                                                                                    --------------
                 HOSPITAL/NURSING MANAGEMENT (1.0%)
     65,100      Tenet Healthcare Corp.*                                                                 1,044,855
                                                                                                    --------------
                 HOTELS/RESORTS/CRUISELINES (2.2%)
     69,110      Hilton Hotels Corp.                                                                     1,183,854
     31,600      Starwood Hotels & Resorts Worldwide, Inc.                                               1,136,652
                                                                                                    --------------
                                                                                                         2,320,506
                                                                                                    --------------
                 HOUSEHOLD/PERSONAL CARE (1.2%)
     22,510      Kimberly-Clark Corp.                                                                    1,330,116
                                                                                                    --------------
                 INDUSTRIAL CONGLOMERATES (1.6%)
     13,930      Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                               945,568
     12,980      Textron, Inc.                                                                             740,639
                                                                                                    --------------
                                                                                                         1,686,207
                                                                                                    --------------
                 INDUSTRIAL MACHINERY (0.8%)
     14,000      Parker-Hannifin Corp.                                                                     833,000
                                                                                                    --------------
                 INFORMATION TECHNOLOGY SERVICES (1.0%)
     11,750      International Business Machines Corp.                                                   1,088,990
                                                                                                    --------------
                 INTEGRATED OIL (4.3%)
     40,630      BP PLC (ADR) (United Kingdom)                                                           2,005,091
     16,070      ConocoPhillips                                                                          1,053,710
     37,400      Exxon Mobil Corp.                                                                       1,533,400
                                                                                                    --------------
                                                                                                         4,592,201
                                                                                                    --------------
                 INVESTMENT BANKS/BROKERS (2.7%)
     13,610      Edwards (A.G.), Inc.                                                                      493,090
     12,700      Lehman Brothers Holdings, Inc.                                                            980,694
     23,900      Merrill Lynch & Co., Inc.                                                               1,401,735
                                                                                                    --------------
                                                                                                         2,875,519
                                                                                                    --------------
                 LIFE/HEALTH INSURANCE (0.6%)
     19,590      MetLife, Inc.                                                                             659,595
                                                                                                    --------------
                 MAJOR BANKS (3.4%)
     10,580      Bank of America Corp.                                                                     850,949
     21,300      Bank One Corp.                                                                            971,067
     20,820      PNC Financial Services Group                                                            1,139,479
     14,600      Wachovia Corp.                                                                            680,214
                                                                                                    --------------
                                                                                                         3,641,709
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 MAJOR TELECOMMUNICATIONS (1.6%)
     33,730      Sprint Corp. (FON Group)                                                           $      553,847
     33,880      Verizon Communications Inc.                                                             1,188,510
                                                                                                    --------------
                                                                                                         1,742,357
                                                                                                    --------------
                 MANAGED HEALTH CARE (0.7%)
     13,300      CIGNA Corp.                                                                               764,750
                                                                                                    --------------
                 MEDIA CONGLOMERATES (3.5%)
     64,770      Disney (Walt) Co. (The)                                                                 1,511,084
    125,150      AOL Time Warner Inc.*                                                                   2,251,449
                                                                                                    --------------
                                                                                                         3,762,533
                                                                                                    --------------
                 MEDICAL SPECIALTIES (0.9%)
     18,210      Bausch & Lomb, Inc.                                                                       945,099
                                                                                                    --------------
                 MOTOR VEHICLES (0.9%)
     44,000      Honda Motor Co., Ltd. (ADR) (Japan)                                                       990,000
                                                                                                    --------------
                 MULTI-LINE INSURANCE (1.3%)
     23,560      Hartford Financial Services Group, Inc. (The) (Note 4)                                  1,390,747
                                                                                                    --------------
                 OIL & GAS PRODUCTION (0.7%)
     15,370      EOG Resources, Inc.                                                                       709,633
                                                                                                    --------------
                 OIL REFINING/MARKETING (0.7%)
     15,380      Valero Energy Corp.                                                                       712,709
                                                                                                    --------------
                 OILFIELD SERVICES/EQUIPMENT (1.7%)
     33,200      Schlumberger Ltd.                                                                       1,816,704
                                                                                                    --------------
                 OTHER METALS/MINERALS (1.3%)
     17,780      Phelps Dodge Corp.*                                                                     1,352,880
                                                                                                    --------------
                 PACKAGED SOFTWARE (1.1%)
     43,720      Microsoft Corp.                                                                         1,204,049
                                                                                                    --------------
                 PHARMACEUTICALS: MAJOR (5.9%)
     14,500      AstraZeneca PLC (ADR) (United Kingdom)                                                    701,510
    121,370      Bristol-Myers Squibb Co.                                                                3,471,182
     12,330      Roche Holdings Ltd. (ADR) (Switzerland)                                                 1,236,083
     54,370      Schering-Plough Corp.                                                                     945,494
                                                                                                    --------------
                                                                                                         6,354,269
                                                                                                    --------------
                 RECIOUS METALS (1.0%)
     21,920      Newmont Mining Corp.                                                                    1,065,531
                                                                                                    --------------
                 PROPERTY - CASUALTY INSURERS (2.8%)
     27,170      Chubb Corp. (The)                                                                       1,850,277
     70,712      Travelers Property Casualty Corp. (Class A)                                             1,186,547
                                                                                                    --------------
                                                                                                         3,036,824
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 RAILROADS (2.0%)
        59,000   Norfolk Southern Corp.                                                             $    1,395,350
        10,890   Union Pacific Corp.                                                                       756,637
                                                                                                    --------------
                                                                                                         2,151,987
                                                                                                    --------------
                 REAL ESTATE INVESTMENT TRUSTS (0.0%)
            12   Corrections Corporation of America*                                                           346
                                                                                                    --------------
                 RESTAURANTS (0.5%)
        21,380   McDonald's Corp.                                                                          530,865
                                                                                                    --------------
                 TELECOMMUNICATION EQUIPMENT (0.8%)
        49,600   Nokia Corp. (ADR) (Finland)                                                               843,200
                                                                                                    --------------
                 TOBACCO (0.9%)
        16,990   Altria Group, Inc.                                                                        924,596
                                                                                                    --------------
                 TOTAL COMMON STOCKS
                   (COST $56,073,965)                                                                   70,740,882
                                                                                                    --------------

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE
  ---------                                                      ------            --------
                 CORPORATE BONDS (10.0%)
                 AEROSPACE & DEFENSE (0.3%)
$           65   Boeing Co.                                          6.625%        02/15/38                 68,369
            25   Goodrich Corp.                                      7.625         12/15/12                 28,932
            15   Lockheed Martin Corp.                                7.75         05/01/26                 18,074
            20   Lockheed Martin Corp.                                8.50         12/01/29                 26,287
            15   Raytheon Co.                                         4.85         01/15/11                 15,042
            25   Raytheon Co.                                         8.30         03/01/10                 30,035
           137   Systems 2001 Asset Trust - 144A**                   6.664         09/15/13                151,357
                                                                                                    --------------
                                                                                                           338,096
                                                                                                    --------------
                 AIRLINES (0.3%)
           113   American West Airlines                               7.10         04/02/21                119,466
           152   Continental Airlines, Inc.                           6.90         01/02/18                149,816
            45   Southwest Airlines Co.                              5.496         11/01/06                 47,993
                                                                                                    --------------
                                                                                                           317,275
                                                                                                    --------------
                 BEVERAGES: ALCOHOLIC (0.1%)
            50   Miller Brewing Co. - 144A**                          4.25         08/15/08                 50,719
                                                                                                    --------------
                 BROADCASTING (0.1%)
            50   Clear Channel Communications, Inc.                   7.65         09/15/10                 58,621
                                                                                                    --------------
                 CABLE/SATELLITE TV (0.2%)
            20   Comcast Cable Communications Inc.                    6.75         01/30/11                 22,297
            95   Comcast Corp.                                        6.50         01/15/15                103,323
            10   Comcast Corp.                                       7.625         02/15/08                 11,261
            55   TCI Communications, Inc.                            7.875         02/15/26                 64,485
                                                                                                    --------------
                                                                                                           201,366
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 CHEMICALS: MAJOR DIVERSIFIED (0.0%)
$           40   ICI Wilmington Inc.                                 4.375%        12/01/08         $       39,893
                                                                                                    --------------
                 CONTAINERS/PACKAGING (0.0%)
            45   Sealed Air Corp - 144A**                            5.625         07/15/13                 46,133
                                                                                                    --------------
                 DATA PROCESSING SERVICES (0.0%)
            25   Electronic Data Systems Corp.                       7.125         10/15/09                 26,726
                                                                                                    --------------
                 DEPARTMENT STORES (0.2%)
           145   May Department Stores Co.                            6.70         09/15/28                150,306
            70   Federated Department Stores, Inc.                    6.90         04/01/29                 75,871
                                                                                                    --------------
                                                                                                           226,177
                                                                                                    --------------
                 DRUGSTORE CHAINS (0.2%)
           180   CVS Corp.                                           5.625         03/15/06                192,593
            15   CVS Corp. - 144A**                                  6.204         10/10/25                 15,581
                                                                                                    --------------
                                                                                                           208,174
                                                                                                    --------------
                 ELECTRIC UTILITIES (0.6%)
            30   Appalachian Power Co. (Series H)                     5.95         05/15/33                 28,857
            70   Carolina Power & Light Co.                          5.125         09/15/13                 71,009
            35   Cincinnati Gas & Electric Co.                        5.70         09/15/12                 36,886
            25   Cincinnati Gas & Electric Co. (Series A)             5.40         06/15/33                 22,621
            30   Cincinnati Gas & Electric Co. (Series B)            5.375         06/15/33                 27,043
            15   Columbus Southern Power Co.                          6.60         03/01/33                 16,129
            15   Consolidated Natural Gas Co. (Series A)              5.00         03/01/14                 14,938
            45   Constellation Energy Group, Inc.                     7.60         04/01/32                 52,835
            70   Detroit Edison Co.                                  6.125         10/01/10                 76,901
            45   Duke Energy Corp.                                    4.50         04/01/10                 45,966
            30   Entergy Gulf States, Inc. - 144A**                   3.60         06/01/08                 28,947
            50   Exelon Corp.                                         6.75         05/01/11                 55,944
            40   Ohio Power Co.                                       6.60         02/15/33                 43,071
            45   Public Service Electric & Gas Co.                    5.00         01/01/13                 45,470
            20   South Carolina Electric & Gas Co.                    5.30         05/15/33                 18,562
            35   TXU Energy Co.                                       7.00         03/15/13                 38,790
            10   Wisconsin Electric Power Co.                        5.625         05/15/33                  9,745
            15   Wisconsin Energy Corp.                               6.20         04/01/33                 14,994
                                                                                                    --------------
                                                                                                           648,708
                                                                                                    --------------
                 ELECTRICAL PRODUCTS (0.1%)
            70   Cooper Industries Inc.                               5.25         07/01/07                 74,902
                                                                                                    --------------
                 ENVIRONMENTAL SERVICES (0.1%)
            70   Waste Management, Inc.                              6.875         05/15/09                 78,333
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 FINANCE/RENTAL/LEASING (0.8%)
$           90   American General Finance Corp.                      4.625%        09/01/10         $       91,261
            55   CIT Group Inc.                                      2.875         09/29/06                 55,182
           105   Countrywide Home Loans, Inc.                         3.25         05/21/08                103,376
            20   Ford Motor Credit Co.                                7.25         10/25/11                 21,724
            35   Ford Motor Credit Co.                               7.375         10/28/09                 38,481
            40   Household Finance Corp.                             4.125         12/15/08                 40,395
            50   Household Finance Corp.                             5.875         02/01/09                 54,358
            25   Household Finance Corp.                             6.375         10/15/11                 27,572
            65   Household Finance Corp.                              6.40         06/17/08                 72,137
            35   Household Finance Corp.                              6.75         05/15/11                 39,459
            30   International Lease Finance Corp.                    3.75         08/01/07                 30,621
           115   MBNA Corp.                                          6.125         03/01/13                123,701
           120   Prime Property Funding II - 144A**                   7.00         08/15/04                123,778
            75   SLM Corp.                                            5.00         10/01/13                 74,665
                                                                                                    --------------
                                                                                                           896,710
                                                                                                    --------------
                 FINANCIAL CONGLOMERATES (1.4%)
            15   Boeing Capital Corp.                                 5.75         02/15/07                 16,212
            10   Boeing Capital Corp.                                 6.10         03/01/11                 10,809
            10   Boeing Capital Corp.                                 6.50         02/15/12                 10,951
            95   Chase Manhattan Corp.                                6.00         02/15/09                104,114
            40   Citicorp                                             6.75         08/15/05                 43,164
            90   Citigroup Inc.                                      5.625         08/27/12                 95,171
            60   Citigroup Inc.                                       5.75         05/10/06                 64,609
            60   Citigroup Inc.                                       6.00         02/21/12                 65,671
            25   General Electric Capital Corp.                       4.25         12/01/10                 24,913
           140   General Electric Capital Corp.                       6.75         03/15/32                155,512
            35   General Motors Acceptance Corp.                      4.50         07/15/06                 36,028
           155   General Motors Acceptance Corp.                     6.875         09/15/11                167,205
           120   General Motors Acceptance Corp.                      8.00         11/01/31                135,158
           100   John Hancock Financial Services, Inc.               5.625         12/01/08                108,137
           160   Prudential Holdings, LLC
                   (Series C) - 144A**                               8.695         12/18/23                198,082
           225   Prudential Holdings, LLC
                   (Series B) (FSA) - 144A**                         7.245         12/18/23                254,229
                                                                                                    --------------
                                                                                                         1,489,965
                                                                                                    --------------
                 FOOD RETAIL (0.2%)
            40   Albertson's, Inc.                                    7.50         02/15/11                 45,919
           110   Kroger Co.                                           6.80         04/01/11                123,288
                                                                                                    --------------
                                                                                                           169,207
                                                                                                    --------------
                 FOOD: MAJOR DIVERSIFIED (0.1%)
            20   General Mills Inc.                                  3.875         11/30/07                 20,271
            25   Kraft Foods Inc.                                     5.25         06/01/07                 26,618
            15   Kraft Foods Inc.                                    5.625         11/01/11                 15,830
            40   Kraft Foods Inc.                                     6.25         06/01/12                 43,666
                                                                                                    --------------
                                                                                                           106,385
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 FOREST PRODUCTS (0.1%)
$           30   Weyerhaeuser Co.                                     6.00%        08/01/06         $       32,143
            25   Weyerhaeuser Co.                                    6.125         03/15/07                 27,115
            90   Weyerhaeuser Co.                                     6.75         03/15/12                 98,340
                                                                                                    --------------
                                                                                                           157,598
                                                                                                    --------------
                 GAS DISTRIBUTORS (0.1%)
            60   Consolidated Natural Gas Co.                         6.25         11/01/11                 66,382
            65   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A**
                   (Qatar)                                           8.294         03/15/14                 76,375
                                                                                                    --------------
                                                                                                           142,757
                                                                                                    --------------
                 HOME BUILDING (0.1%)
            45   Centex Corp.                                         7.50         01/15/12                 51,991
            30   Pulte Homes, Inc.                                   6.375         05/15/33                 29,297
                                                                                                    --------------
                                                                                                            81,288
                                                                                                    --------------
                 HOME FURNISHINGS (0.0%)
            35   Mohawk Industries Inc.                               7.20         04/15/12                 39,819
                                                                                                    --------------
                 HOTELS/RESORTS/CRUISELINES (0.2%)
            70   Hyatt Equities LLC - 144A**                         6.875         06/15/07                 75,259
           110   Marriott International, Inc. (Series E)              7.00         01/15/08                122,658
                                                                                                    --------------
                                                                                                           197,917
                                                                                                    --------------
                 INDUSTRIAL CONGLOMERATES (0.2%)
            80   Honeywell International, Inc.                       6.125         11/01/11                 88,107
            45   Hutchison Whampoa International Ltd. - 144A**
                  (Virgin Islands)                                    6.50         02/13/13                 46,964
                                                                                                    --------------
                                                                                                           135,071
                                                                                                    --------------
                 INFORMATION TECHNOLOGY SERVICES (0.0%)
            35   Electronic Data Systems Corp.                        6.00         08/01/13                 34,466
                                                                                                    --------------
                 INTEGRATED OIL (0.2%)
            25   Amerada Hess Corp.                                   6.65         08/15/11                 27,134
            85   Amerada Hess Corp.                                  7.875         10/01/29                 93,531
           110   Conoco Inc.                                          6.95         04/15/29                125,139
                                                                                                    --------------
                                                                                                           245,804
                                                                                                    --------------
                 INVESTMENT BANKS/BROKERS (0.2%)
            60   Goldman Sachs Group Inc.                             5.25         10/15/13                 60,691
            30   Goldman Sachs Group Inc.                             6.60         01/15/12                 33,579
            95   Goldman Sachs Group, Inc.                           6.875         01/15/11                108,035
                                                                                                    --------------
                                                                                                           202,305
                                                                                                    --------------
                 LIFE/HEALTH INSURANCE (0.1%)
           100   American General Corp.                               7.50         07/15/25                119,279
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 MAJOR BANKS (0.2%)
$           30   Bank of New York (The)                               5.20%        07/01/07         $       32,165
           105   Bank One Corp.                                       6.00         02/17/09                115,150
            65   FleetBoston Financial Corp.                          7.25         09/15/05                 70,710
                                                                                                    --------------
                                                                                                           218,025
                                                                                                    --------------
                 MAJOR TELECOMMUNICATIONS (0.4%)
            50   AT&T Corp.                                           8.75         11/15/31                 58,630
            80   Deutsche Telekom International Finance Corp.
                   (Netherlands)                                      8.75         06/15/30                102,559
            45   Telecom Italia Capital SpA - 144A**
                   (Luxembourg)                                       4.00         11/15/08                 45,344
            25   Verizon Global Funding Corp.                         7.75         12/01/30                 29,477
           160   Verizon New England Inc.                             6.50         09/15/11                176,626
                                                                                                    --------------
                                                                                                           412,636
                                                                                                    --------------
                 MANAGED HEALTH CARE (0.2%)
           135   Aetna, Inc.                                         7.875         03/01/11                159,819
            25   Cigna Corp.                                         6.375         10/15/11                 27,091
            60   Wellpoint Healthcare Networks, Inc.                 6.375         06/15/06                 65,457
                                                                                                    --------------
                                                                                                           252,367
                                                                                                    --------------
                 MEDIA CONGLOMERATES (0.1%)
            55   AOL Time Warner Inc.                                6.125         04/15/06                 59,247
            45   AOL Time Warner Inc.                                 7.70         05/01/32                 52,718
            20   Time Warner, Inc.                                   6.625         05/15/29                 20,630
                                                                                                    --------------
                                                                                                           132,595
                                                                                                    --------------
                 MOTOR VEHICLES (0.5%)
            50   DaimlerChrysler North American Holdings Co.          7.20         09/01/09                 55,904
            95   DaimlerChrysler North American Holdings Co.          7.30         01/15/12                105,940
            35   DaimlerChrysler North American Holdings Co.          8.50         01/18/31                 41,941
            25   Ford Motor Co.                                      6.625         10/01/28                 23,064
           275   Ford Motor Co.                                       7.45         07/16/31                278,708
                                                                                                    --------------
                                                                                                           505,557
                                                                                                    --------------
                 MULTI-LINE INSURANCE (0.7%)
           180   AIG Sun America Global Finance VI - 144A**           6.30         05/10/11                199,485
           200   Farmers Exchange Capital - 144A**                    7.05         07/15/28                187,719
            30   Hartford Financial Services Group, Inc.,
                   (The) (Note 4)                                    2.375         06/01/06                 29,867
            75   Hartford Financial Services Group, Inc.,
                   (The) (Note 4)                                     7.90         06/15/10                 88,894
           195   Nationwide Mutual Insurance Co. - 144A**             7.50         02/15/24                200,553
                                                                                                    --------------
                                                                                                           706,518
                                                                                                    --------------
                 OIL & GAS PIPELINES (0.0%)
            30   Texas Eastern Transmission, L.P.                     7.00         07/15/32                 33,300
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 OIL & GAS PRODUCTION (0.4%)
$           30   Kerr-McGee Corp.                                    6.875%        09/15/11         $       33,427
            60   Kerr-McGee Corp                                     7.875         09/15/31                 68,358
            50   Nexen Inc. (Canada)                                  5.05         11/20/13                 49,412
           225   Pemex Project Funding Master Trust                  8.625         02/01/22                250,313
            10   Petro-Canada (Canada)                                4.00         07/15/13                  9,254
            35   Petro-Canada (Canada)                                5.35         07/15/33                 31,417
                                                                                                    --------------
                                                                                                           442,181
                                                                                                    --------------
                 OIL REFINING/MARKETING (0.1%)
            30   Marathon Oil Corp.                                  5.375         06/01/07                 32,132
            40   Marathon Oil Corp.                                   6.80         03/15/32                 42,978
                                                                                                    --------------
                                                                                                            75,110
                                                                                                    --------------
                 OTHER CONSUMER SERVICES (0.1%)
            15   Cendant Corp.                                       7.125         03/15/15                 16,971
            45   Cendant Corp.                                       7.375         01/15/13                 51,688
                                                                                                    --------------
                                                                                                            68,659
                                                                                                    --------------
                 OTHER METALS/MINERALS (0.2%)
            45   BHP Billiton Finance (Australia)                     4.80         04/15/13                 45,198
            90   Inco Ltd. (Canada)                                   7.20         09/15/32                 98,697
            25   Inco Ltd. (Canada)                                   7.75         05/15/12                 29,210
                                                                                                    --------------
                                                                                                           173,105
                                                                                                    --------------
                 PHARMACEUTICALS: MAJOR (0.0%)
            35   Schering-Plough Corp.                                5.30         12/01/13                 35,693
                                                                                                    --------------
                 PROPERTY CASUALTY INSURERS (0.2%)
           200   Mantis Reef Ltd. - 144A** (Australia)               4.692         11/14/08                201,257
                                                                                                    --------------
                 PUBLISHING: NEWSPAPERS (0.1%)
            80   News America Holdings, Inc.                          7.28         06/30/28                 89,448
            30   News America Holdings, Inc.                          7.75         02/01/24                 35,266
                                                                                                    --------------
                                                                                                           124,714
                                                                                                    --------------
                 PULP & PAPER (0.1%)
            55   International Paper Co.                              4.25         01/15/09                 55,287
            45   MeadWestVaco Corp.                                   6.85         04/01/12                 49,578
            40   Sappi Papier Holding AG - 144A** (Austria)           6.75         06/15/12                 43,811
                                                                                                    --------------
                                                                                                           148,676
                                                                                                    --------------
                 RAILROADS (0.0%)
            25   Union Pacific Corp.                                  6.79         11/09/07                 27,953
                                                                                                    --------------
                 REAL ESTATE DEVELOPMENT (0.2%)
           194   World Financial Properties - 144A**                  6.91         09/01/13                215,185
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 REAL ESTATE INVESTMENT TRUSTS (0.3%)
$           25   EOP Operating LP                                    6.763%        06/15/07         $       27,711
           125   EOP Operating LP                                     7.25         06/15/28                136,314
            15   Rouse Co. (The)                                     5.375         11/26/13                 14,950
            40   Simon Property Group LP                             6.375         11/15/07                 44,150
            45   Vornado Realty Trust                                5.625         06/15/07                 48,082
                                                                                                    --------------
                                                                                                           271,207
                                                                                                    --------------
                 SAVINGS BANKS (0.1%)
            55   Washington Mutual Bank                               5.50         01/15/13                 56,836
            10   Washington Mutual Inc.                               8.25         04/01/10                 12,039
                                                                                                    --------------
                                                                                                            68,875
                                                                                                    --------------
                 SERVICES TO THE HEALTH INDUSTRY (0.0%)
            35   Anthem Insurance Companies, Inc. - 144A**           9.125         04/01/10                 44,054
                                                                                                    --------------
                 TOBACCO (0.1%)
            35   Altra Group, Inc.                                    7.00         11/04/13                 37,405
            50   Altria Group, Inc.                                   7.75         01/15/27                 54,098
                                                                                                    --------------
                                                                                                            91,503
                                                                                                    --------------
                 WIRELESS TELECOMMUNICATIONS (0.1%)
            65   AT&T Wireless Services, Inc.                         8.75         03/01/31                 80,483
                                                                                                    --------------
                 TOTAL CORPORATE BONDS
                   (COST $9,995,558)                                                                    10,663,347
                                                                                                    --------------
                 FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
           160   United Mexican States (Mexico)
                   (COST $183,128)                                    8.30         08/15/31                180,800
                                                                                                    --------------
                 MORTGAGE-BACKED SECURITIES (8.0%)
                 Federal Home Loan Mortgage Corp.
         1,474                                                        6.50   06/01/30 - 03/01/33         1,544,566
           864                                                        7.50   09/01/25 - 06/01/32           928,241
                 Federal National Mortgage Assoc.
         2,450                                                        6.50            +                  2,562,547
         1,225                                                        7.00            +                  1,297,351
           297                                                        7.00   05/01/31 - 09/01/32           314,452
           779                                                        7.50   08/01/29 - 07/01/32           832,856
           837                                                        8.00   12/01/28 - 04/01/32           902,424
           154   Government National Mortgage Association             7.50   08/15/23 - 10/15/29           165,279
                                                                                                    --------------
                 TOTAL MORTGAGE-BACKED SECURITIES
                   (COST $8,461,672)                                                                     8,547,716
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS (11.1%)
$          290   Federal Home Loan Mortgage Corp.                    5.125%        11/07/13         $      289,433

                 U.S. Treasury Bonds
         1,750                                                        5.50         08/15/28              1,823,351
           150                                                       6.125         08/15/29                170,027
         2,250                                                       7.625         02/15/25              2,972,198
         2,225                                                       8.125   08/15/19 - 08/15/21         3,032,851
           200                                                        8.50         02/15/20                279,399
           425                                                        8.75         08/15/20                607,883

                 U.S. Treasury Notes
         2,100                                                        3.50         11/15/06              2,171,287
           575                                                       3.875         02/15/13                563,051
                                                                                                    --------------
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                   (COST $11,822,523)                                                                   11,909,480
                                                                                                    --------------
                 ASSET-BACKED SECURITIES (0.7%)
                 FINANCE/RENTAL/LEASING
           215   Chase Credit Card Master Trust 2001-4A               5.50         11/17/08                231,136
           200   Citibank Credit Card Issuance Trust                  6.90         10/15/07                216,818
             2   Daimler Chrysler Auto Trust 2002-A                   2.90         12/06/04                  2,050
            67   Harley-Davidson Motorcycle Trust 2002-1              3.02         09/15/06                 67,449
           100   MBNA Master Credit Card Trust                        5.90         08/15/11                110,334
           125   Nissan Auto Receivables Owner Trust 2001-C           4.80         02/15/07                127,803
                                                                                                    --------------
                 TOTAL ASSET-BACKED SECURITIES
                   (COST $716,574)                                                                         755,590
                                                                                                    --------------
                 SHORT-TERM INVESTMENTS (7.0%)
                 U.S. GOVERNMENT OBLIGATIONS (a) (0.2%)
           100   U.S. Treasury Bill***                                0.93         03/25/04                 99,786
           100   U.S. Treasury Bill***                                1.00         03/25/04                 99,769
                                                                                                    --------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (COST $199,550)                                                                         199,555
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT (6.8%)
$        7,330   Joint repurchase agreement account
                   (dated 12/31/03; proceeds $7,330,399) (b)
                   (COST $7,330,000)                                 0.98%         01/02/04         $    7,330,000
                                                                                                    --------------
                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $7,529,550)                                                                     7,529,555
                                                                                                    --------------
                 TOTAL INVESTMENTS
                   (COST $94,782,970) (c) (d)                                       103.1%             110,327,370
                 LIABILITIES IN EXCESS OF OTHER ASSETS                               (3.1)              (3,277,448)
                                                                                    -----           --------------
                 NET ASSETS                                                         100.0%          $  107,049,922
                                                                                    =====           ==============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
   FSA  FINANCIAL SECURITY ASSURANCE.
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   *** ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $10,601,699 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $96,043,885. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $15,447,781 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,164,296, RESULTING IN NET UNREALIZED APPRECIATION OF $14,283,485.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

NUMBER OF                 DESCRIPTION/DELIVERY          UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT      MONTH, AND YEAR             AMOUNT AT VALUE   DEPRECIATION
--------------------------------------------------------------------------------------
   59         Short      U.S. Treasury Bond 20 Year,
                         March 2004                     $    (6,449,437)  $    (35,706)
    2         Short      U.S. Treasury Note 5 Year,
                         March 2004                            (223,250)          (693)
    1         Short      U.S. Treasury Note 10 Year,
                         March 2004                            (112,266)          (651)
                                                                          ------------
    Total unrealized depreciation                                         $    (37,050)
                                                                          ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Utilities

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS (92.9%)
                 COMPUTER COMMUNICATIONS (1.4%)
        45,000   Cisco Systems, Inc.*                                                               $    1,093,050
                                                                                                    --------------
                 ELECTRIC UTILITIES (45.1%)
       120,000   AES Corp. (The)*                                                                        1,132,800
        70,000   Allegheny Energy, Inc.*                                                                   893,200
        35,000   American Electric Power Co., Inc.                                                       1,067,850
        43,500   Cinergy Corp.                                                                           1,688,235
       100,000   CMS Energy Corp.*                                                                         852,000
        24,000   Consolidated Edison, Inc.                                                               1,032,240
        20,000   Constellation Energy Group, Inc.                                                          783,200
        25,000   Dominion Resources, Inc.                                                                1,595,750
        56,710   Duke Energy Corp.                                                                       1,159,719
        80,000   Edison International                                                                    1,754,400
        50,000   Energy East Corp.                                                                       1,120,000
        32,500   Entergy Corp.                                                                           1,856,725
        30,000   Exelon Corp.                                                                            1,990,800
        24,800   FirstEnergy Corp.                                                                         872,960
        30,000   FPL Group, Inc.                                                                         1,962,600
        27,000   NSTAR                                                                                   1,309,500
        50,000   PG&E Corp.*                                                                             1,388,500
        20,000   Pinnacle West Capital Corp.                                                               800,400
        50,000   PPL Corp.                                                                               2,187,500
        33,081   Progress Energy, Inc.                                                                   1,497,246
        34,000   Public Service Enterprise Group, Inc.                                                   1,489,200
        56,000   SCANA Corp.                                                                             1,918,000
        42,000   Southern Co. (The)                                                                      1,270,500
        55,000   TXU Corp.                                                                               1,304,600
        56,000   Wisconsin Energy Corp.                                                                  1,873,200
                                                                                                    --------------
                                                                                                        34,801,125
                                                                                                    --------------
                 ENERGY (16.9%)
        35,000   AGL Resources, Inc.                                                                     1,018,500
        20,000   Burlington Resources, Inc.                                                              1,107,600
        35,000   Equitable Resources, Inc.                                                               1,502,200
        35,600   KeySpan Corp.                                                                           1,310,080
        30,000   Kinder Morgan, Inc.                                                                     1,773,000
        82,500   MDU Resources Group, Inc.                                                               1,964,325
        39,000   New Jersey Resources Corp.                                                              1,501,890
        55,000   Questar Corp.                                                                           1,933,250
        30,000   Sempra Energy                                                                             901,800
                                                                                                    --------------
                                                                                                        13,012,645
                                                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                 OIL & GAS PIPELINES (1.9%)
        95,000   El Paso Corp.                                                                      $      778,050
        70,000   Williams Companies, Inc. (The)                                                            687,400
                                                                                                    --------------
                                                                                                         1,465,450
                                                                                                    --------------
                 TELECOMMUNICATIONS (27.1%)
        60,000   Alcatel SA (ADR) (France)*                                                                771,000
        34,160   ALLTEL Corp.                                                                            1,591,173
        70,000   American Tower Corp. (Class A)*                                                           757,400
        45,000   AT&T Corp.                                                                                913,500
        70,000   AT&T Wireless Services Inc.*                                                              559,300
        55,500   BellSouth Corp.                                                                         1,570,650
        35,000   Cablevision Systems New York Group (Class A)*                                             818,650
        30,625   CenturyTel, Inc.                                                                          998,988
        30,000   Comcast Corp. (Class A)*                                                                  986,100
        40,000   Motorola, Inc.                                                                            562,800
        62,000   Nextel Communications, Inc. (Class A)*                                                  1,739,720
       300,000   Nortel Networks Corp. (Canada)*                                                         1,269,000
       300,000   Qwest Communications International, Inc.*                                               1,296,000
        76,272   SBC Communications, Inc.                                                                1,988,411
        55,000   Sprint Corp. (FON Group)                                                                  903,100
       115,000   Sprint Corp. (PCS Group)*                                                                 646,300
        30,000   Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*                                           531,000
        42,394   Verizon Communications Inc.                                                             1,487,182
        60,000   Vodafone Group PLC (ADR) (United Kingdom)                                               1,502,400
                                                                                                    --------------
                                                                                                        20,892,674
                                                                                                    --------------
                 WATER UTILITIES (0.5%)
        19,219   Philadelphia Suburban Corp.                                                               424,734
                                                                                                    --------------
                 TOTAL COMMON STOCKS
                  (COST $54,639,537)                                                                    71,689,678
                                                                                                    --------------

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE
--------------                                                   ------            --------
                 CORPORATE BONDS (2.8%)
                 ELECTRIC UTILITIES (2.0%)
$           45   Appalachian Power Co. (Series G)                    3.60%         05/15/08                 44,511
            55   Carolina Power & Light Co.                         5.125          09/15/13                 55,793
           140   Cinergy Corp.                                       6.25          09/01/04                143,640
            45   Cleco Power LLC                                    5.375          05/01/13                 44,263
            60   Commonwealth Edison Co. (Series 98)                 6.15          03/15/12                 65,568
            17   Constellation Energy Group, Inc.                    7.60          04/01/32                 19,960
            30   Duke Energy Corp.                                   4.50          04/01/10                 30,644

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
$           35   Duquesne Light Co. (Series O)                       6.70%         04/15/12         $       39,044
            10   Entergy Gulf States, Inc. - 144A**                  3.60          06/01/08                  9,649
            45   Exelon Corp.                                        6.75          05/01/11                 50,349
            50   FirstEnergy Corp. (Series B)                        6.45          11/15/11                 51,918
            45   FirstEnergy Corp. (Series C)                       7.375          11/15/31                 46,199
            60   Indiana Michigan Power Co. (Series A)              6.875          07/01/04                 61,647
            15   Indianapolis Power & Light Co. - 144A**             6.30          07/01/13                 15,503
            60   Jersey Central Power & Light Co. (Series MTN)       6.45          05/15/06                 64,562
            55   Ohio Power Co. (Series G)                           6.60          02/15/33                 59,222
            65   Pinnacle West Capital Corp.                         6.40          04/01/06                 69,763
            80   Progress Energy Inc.                                6.55          03/01/04                 80,601
           175   PSEG Energy Holdings                               9.125          02/10/04                176,750
           115   Public Service Co. of New Mexico (Series B)         7.50          08/01/18                131,774
            50   Public Service Electric & Gas Co.
                  (Series MTNB)                                      5.00          01/01/13                 50,522
            65   South Carolina Electric & Gas Co.                   7.50          06/15/05                 70,203
            65   Texas-New Mexico Power Co.                          6.25          01/15/09                 65,885
            30   TXU Energy Co.                                      7.00          03/15/13                 33,248
            40   Wisconsin Electric Power Co.                        4.50          05/15/13                 39,135
                                                                                                    --------------
                                                                                                         1,520,353
                                                                                                    --------------
                 ENERGY (0.0%)
            35   Consolidated Natural Gas Co. (Series B)            5.375          11/01/06                 37,545
                                                                                                    --------------
                 TELECOMMUNICATIONS (0.8%)
            80   AT&T Corp.                                          7.25          11/15/06                 88,536
            60   AT&T Wireless Services, Inc.                       7.875          03/01/11                 69,545
            30   British Telecommunications PLC
                  (United Kingdom)                                  8.375          12/15/10                 36,566
            85   Deutsche Telekom International Finance Corp.
                  (Netherlands)                                      8.75          06/15/30                108,969
            60   France Telecom S.A. (France)                        9.75          03/01/31                 79,994
           180   GTE Corp.                                           7.90          02/01/27                198,052
                                                                                                    --------------
                                                                                                           581,662
                                                                                                    --------------
                 TOTAL CORPORATE BONDS
                  (COST $2,011,577)                                                                      2,139,560
                                                                                                    --------------
                 ASSET-BACKED SECURITIES (0.5%)
                 FINANCE/RENTAL/LEASING
           100   Detroit Edison Securitization Funding LLC
                  (Series 2001 - 1 Class A3)                        5.875          03/01/10                108,665
           115   PECO Energy Transition Trust
                  (Series 2000 - A Class A3)                        7.625          03/01/10                135,288

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON            MATURITY
  THOUSANDS                                                       RATE               DATE               VALUE
------------------------------------------------------------------------------------------------------------------
$          100   PSE&G Transition Funding LLC
                  (Series 2001 - 1 Class A6)                         6.61%         06/15/15         $      114,343
                                                                                                    --------------
                 TOTAL ASSET-BACKED SECURITIES
                  (COST $340,777)                                                                          358,296
                                                                                                    --------------

                 U.S. GOVERNMENT OBLIGATION (0.2%)
           160   U.S. Treasury Bond
                  (COST $178,240)                                   6.125          08/15/29                181,362
                                                                                                    --------------
                 SHORT-TERM INVESTMENT (3.9%)
                  REPURCHASE AGREEMENT
         3,036   Joint repurchase agreement account
                  (dated 12/31/03; proceeds $3,036,165) (a)
                  (COST $3,036,000)                                  0.98          01/02/04              3,036,000
                                                                                                    --------------
                 TOTAL INVESTMENTS
                  (COST $60,206,131) (b)                                            100.3%              77,404,896
                 LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.3)                (236,053)
                                                                                    -----           --------------
                 NET ASSETS                                                         100.0%          $   77,168,843
                                                                                    =====           ==============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $61,907,503. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $15,503,985 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,592, RESULTING IN NET UNREALIZED APPRECIATION OF $15,497,393.

                       SEE NOTES TO FINANCIAL STATEMENTS

Dividend Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               COMMON STOCKS (94.9%)
               ALUMINUM (3.0%)
     136,700   Alcan Inc. (Canada)                                       $      6,418,065
     148,400   Alcoa, Inc.                                                      5,639,200
                                                                         ----------------
                                                                               12,057,265
                                                                         ----------------
               APPAREL/FOOTWEAR (1.1%)
     105,600   V.F. Corp.                                                       4,566,144
                                                                         ----------------
               AUTO PARTS: O.E.M. (2.4%)
      82,700   Johnson Controls, Inc.                                           9,603,124
                                                                         ----------------
               BEVERAGES:
               NON-ALCOHOLIC (1.0%)
      78,100   Coca-Cola Co. (The)                                              3,963,575
                                                                         ----------------
               BIOTECHNOLOGY (0.3%)
      20,000   Amgen Inc.*                                                      1,236,000
                                                                         ----------------
               CHEMICALS: MAJOR
               DIVERSIFIED (3.9%)
     209,100   Dow Chemical Co. (The)                                           8,692,287
     156,900   Du Pont (E.I.)
                de Nemours & Co.                                                7,200,141
                                                                         ----------------
                                                                               15,892,428
                                                                         ----------------
               COMPUTER PROCESSING
               HARDWARE (2.3%)
     151,200   Dell Inc.*                                                       5,134,752
     179,600   Hewlett-Packard Co.                                              4,125,412
                                                                         ----------------
                                                                                9,260,164
                                                                         ----------------
               DATA PROCESSING
               SERVICES (1.3%)
     131,000   First Data Corp.                                                 5,382,790
                                                                         ----------------
               DISCOUNT STORES (2.7%)
     282,300   Target Corp.                                                    10,840,320
                                                                         ----------------
               DRUGSTORE CHAINS (0.9%)
     102,900   CVS Corp.                                                        3,716,748
                                                                         ----------------
               ELECTRIC UTILITIES (2.3%)
      98,200   Exelon Corp.                                                     6,516,552
      42,500   FPL Group, Inc.                                                  2,780,350
                                                                         ----------------
                                                                                9,296,902
                                                                         ----------------
               FINANCE/RENTAL/LEASING (2.8%)
      28,300   Fannie Mae                                                $      2,124,198
     369,500   MBNA Corp.                                                       9,182,075
                                                                         ----------------
                                                                               11,306,273
                                                                         ----------------
               FINANCIAL CONGLOMERATES (3.5%)
     222,200   Citigroup Inc.                                                  10,785,588
      89,300   J.P. Morgan Chase & Co.                                          3,279,989
                                                                         ----------------
                                                                               14,065,577
                                                                         ----------------
               FOOD DISTRIBUTORS (0.5%)
      59,800   SYSCO Corp.                                                      2,226,354
                                                                         ----------------
               FOOD: MAJOR
               DIVERSIFIED (2.2%)
     192,200   PepsiCo, Inc.                                                    8,960,364
                                                                         ----------------
               HOME IMPROVEMENT
               CHAINS (2.5%)
     291,000   Home Depot, Inc. (The)                                          10,327,590
                                                                         ----------------
               HOUSEHOLD/PERSONAL
               CARE (3.3%)
      78,200   Avon Products, Inc.                                              5,277,718
      83,800   Procter & Gamble Co. (The)                                       8,369,944
                                                                         ----------------
                                                                               13,647,662
                                                                         ----------------
               INDUSTRIAL
               CONGLOMERATES (6.3%)
     100,000   3M Co.                                                           8,503,000
     233,200   General Electric Co.                                             7,224,536
     104,700   United Technologies Corp.                                        9,922,419
                                                                         ----------------
                                                                               25,649,955
                                                                         ----------------
               INFORMATION TECHNOLOGY
               SERVICES (3.2%)
     232,200   Accenture Ltd. (Class A)
                (Bermuda)*                                                      6,111,504
      75,700   International Business
                Machines Corp.                                                  7,015,876
                                                                         ----------------
                                                                               13,127,380
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               INSURANCE BROKERS/
               SERVICES (0.2%)
      18,400   Marsh & McLennan
                Companies, Inc.                                          $        881,176
                                                                         ----------------
               INTEGRATED OIL (5.7%)
     193,200   BP PLC (ADR) (United Kingdom)                                    9,534,420
     208,600   Exxon Mobil Corp.                                                8,552,600
      96,400   Royal Dutch Petroleum Co.
                (NY Registered Shares)
                (Netherlands)                                                   5,050,396
                                                                         ----------------
                                                                               23,137,416
                                                                         ----------------
               INVESTMENT BANKS/
               BROKERS (4.3%)
      44,100   Goldman Sachs Group,
                Inc. (The)                                                      4,353,993
      45,500   Lehman Brothers
                Holdings, Inc.                                                  3,513,510
     161,500   Merrill Lynch & Co., Inc.                                        9,471,975
                                                                         ----------------
                                                                               17,339,478
                                                                         ----------------
               INVESTMENT MANAGERS (1.4%)
     177,700   Mellon Financial Corp.                                           5,705,947
                                                                         ----------------
               LIFE/HEALTH INSURANCE (1.5%)
     152,500   Lincoln National Corp.                                           6,156,425
                                                                         ----------------
               MAJOR BANKS (7.8%)
     163,000   Bank of America Corp.                                           13,110,090
      64,500   Bank of New York Co.,
                Inc. (The)                                                      2,136,240
      84,300   Comerica, Inc.                                                   4,725,858
      95,800   PNC Financial Services Group                                     5,243,134
      52,700   Wachovia Corp.                                                   2,455,293
      72,500   Wells Fargo & Co.                                                4,269,525
                                                                         ----------------
                                                                               31,940,140
                                                                         ----------------
               MANAGED HEALTH CARE (1.0%)
      38,379   Anthem, Inc.*                                                    2,878,425
      21,100   CIGNA Corp.                                                      1,213,250
                                                                         ----------------
                                                                                4,091,675
                                                                         ----------------
               MEDICAL DISTRIBUTORS (0.4%)
      25,400   Cardinal Health, Inc.                                     $      1,553,464
                                                                         ----------------
               MEDICAL SPECIALTIES (0.3%)
      22,200   Guidant Corp.                                                    1,336,440
                                                                         ----------------
               MULTI-LINE INSURANCE (1.7%)
      76,300   American International
                Group, Inc.                                                     5,057,164
      32,200   Hartford Financial Services
                Group, Inc. (The) (Note 4)                                      1,900,766
                                                                         ----------------
                                                                                6,957,930
                                                                         ----------------
               OFFICE EQUIPMENT/
               SUPPLIES (1.7%)
     174,300   Pitney Bowes, Inc.                                               7,080,066
                                                                         ----------------
               OILFIELD SERVICES/
               EQUIPMENT (1.2%)
      50,800   Halliburton Co.                                                  1,320,800
      63,200   Schlumberger Ltd.                                                3,458,304
                                                                         ----------------
                                                                                4,779,104
                                                                         ----------------
               PACKAGED SOFTWARE (3.4%)
      25,800   Mercury Interactive Corp.*                                       1,254,912
     382,600   Microsoft Corp.                                                 10,536,804
      51,700   SAP AG (ADR) (Germany)                                           2,148,652
                                                                         ----------------
                                                                               13,940,368
                                                                         ----------------
               PHARMACEUTICALS: MAJOR (7.0%)
     254,800   Bristol-Myers Squibb Co.                                         7,287,280
     357,560   Pfizer Inc.                                                     12,632,595
     199,000   Wyeth, Inc.                                                      8,447,550
                                                                         ----------------
                                                                               28,367,425
                                                                         ----------------
               RAILROADS (1.6%)
     122,200   Burlington Northern Santa
                Fe Corp.                                                        3,953,170
      73,500   CSX Corp.                                                        2,641,590
                                                                         ----------------
                                                                                6,594,760
                                                                         ----------------
               SEMICONDUCTORS (2.2%)
      27,000   Analog Devices, Inc.                                             1,232,550
     169,100   Intel Corp.                                                      5,445,020

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
      30,300   Marvell Technology Group Ltd.
                (Bermuda)*                                               $      1,149,279
      23,500   Maxim Integrated Products, Inc.                                  1,170,300
                                                                         ----------------
                                                                                8,997,149
                                                                         ----------------
               TELECOMMUNICATION
               EQUIPMENT (0.6%)
     185,900   Motorola, Inc.                                                   2,615,613
                                                                         ----------------
               TELECOMMUNICATIONS (1.8%)
     210,000   Verizon Communications Inc.                                      7,366,800
                                                                         ----------------
               TOBACCO (2.3%)
     172,700   Altria Group, Inc.                                               9,398,334
                                                                         ----------------
               TRUCKS/CONSTRUCTION/
               FARM MACHINERY (3.3%)
     133,200   Caterpillar Inc.                                                11,058,264
      34,600   Deere & Co.                                                      2,250,730
                                                                         ----------------
                                                                               13,308,994
                                                                         ----------------
               TOTAL COMMON STOCKS
               (COST $296,468,179)                                            386,675,319
                                                                         ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                     VALUE
-----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (5.1%)
               REPURCHASE AGREEMENT
$     20,892   Joint repurchase agreement
                account 0.98% due 01/02/04
                (dated 12/31/03; proceeds
                $20,893,137) (a)
                (COST $20,892,000)                                       $     20,892,000
                                                                         ----------------
TOTAL INVESTMENTS
(COST $317,360,179)(b)                       100.0%                           407,567,319
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                   0.0                                 15,879
                                             -----                       ----------------
NET ASSETS                                   100.0%                      $    407,583,198
                                             =====                       ================

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $324,611,274. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $86,622,391 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,666,346, RESULTING IN NET UNREALIZED APPRECIATION OF $82,956,045.

                        SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               COMMON STOCKS (98.8%)
               ADVERTISING/MARKETING
               SERVICES (0.4%)
      24,320   Interpublic Group of
                Companies, Inc. (The)*                                   $        379,392
       4,330   Omnicom Group, Inc.                                                378,139
                                                                         ----------------
                                                                                  757,531
                                                                         ----------------
               AEROSPACE & DEFENSE (1.4%)
       9,000   Boeing Co.                                                         379,260
       4,300   General Dynamics Corp.                                             388,677
      12,910   Goodrich Corp.                                                     383,298
       7,400   Lockheed Martin Corp.                                              380,360
       4,000   Northrop Grumman Corp.                                             382,400
      12,100   Raytheon Co.                                                       363,484
      12,650   Rockwell Collins, Inc.                                             379,879
                                                                         ----------------
                                                                                2,657,358
                                                                         ----------------
               AGRICULTURAL COMMODITIES/
               MILLING (0.2%)
      24,000   Archer-Daniels-Midland Co.                                         365,280
                                                                         ----------------
               AIR FREIGHT/COURIERS (0.4%)
       5,300   FedEx Corp.                                                        357,750
       4,900   United Parcel Service, Inc.
                (Class B)                                                         365,295
                                                                         ----------------
                                                                                  723,045
                                                                         ----------------
               AIRLINES (0.4%)
      31,400   Delta Air Lines, Inc.                                              370,834
      22,900   Southwest Airlines Co.                                             369,606
                                                                         ----------------
                                                                                  740,440
                                                                         ----------------
               ALTERNATIVE POWER
               GENERATION (0.2%)
      75,000   Calpine Corp.*                                                     360,750
                                                                         ----------------
               ALUMINUM (0.2%)
      10,200   Alcoa, Inc.                                                        387,600
                                                                         ----------------
               APPAREL/FOOTWEAR (1.2%)
       7,800   Cintas Corp.                                                       391,014
      10,520   Jones Apparel Group, Inc.                                          370,620
      10,300   Liz Claiborne, Inc.                                                365,238
       5,500   Nike, Inc. (Class B)                                      $        376,530
       9,800   Reebok International Ltd.                                          385,336
       9,000   V.F. Corp.                                                         389,160
                                                                         ----------------
                                                                                2,277,898
                                                                         ----------------
               APPAREL/FOOTWEAR RETAIL (0.8%)
      16,700   Gap, Inc. (The)                                                    387,607
      21,200   Limited Brands, Inc.                                               382,236
      11,300   Nordstrom, Inc.                                                    387,590
      17,100   TJX Companies, Inc. (The)                                          377,055
                                                                         ----------------
                                                                                1,534,488
                                                                         ----------------
               AUTO PARTS: O.E.M. (1.0%)
      21,000   Dana Corp.                                                         385,350
      37,530   Delphi Corp.                                                       383,181
       3,530   Eaton Corp.                                                        381,169
       3,400   Johnson Controls, Inc.                                             394,808
      37,500   Visteon Corp.                                                      390,375
                                                                         ----------------
                                                                                1,934,883
                                                                         ----------------
               AUTOMOTIVE AFTERMARKET (0.4%)
      17,900   Cooper Tire & Rubber Co.                                           382,702
      49,000   Goodyear Tire &
                Rubber Co. (The)*                                                 385,140
                                                                         ----------------
                                                                                  767,842
                                                                         ----------------
               BEVERAGES: ALCOHOLIC (0.6%)
       6,900   Anheuser-Busch
                Companies, Inc.                                                   363,492
       3,930   Brown-Forman Corp.
                (Class B)                                                         367,258
       6,530   Coors (Adolph) Co.
                (Class B)                                                         366,333
                                                                         ----------------
                                                                                1,097,083
                                                                         ----------------
               BEVERAGES: NON-ALCOHOLIC (0.6%)
       7,700   Coca-Cola Co. (The)                                                390,775
      17,000   Coca-Cola Enterprises Inc.                                         371,790
      15,560   Pepsi Bottling Group,
                Inc. (The)                                                        376,241
                                                                         ----------------
                                                                                1,138,806
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               BIOTECHNOLOGY (1.0%)
       6,000   Amgen Inc.*                                               $        370,800
       9,775   Biogen, Inc.*                                                      359,524
       6,500   Chiron Corp.*                                                      370,435
       7,600   Genzyme Corp.*                                                     374,984
      14,300   MedImmune, Inc.*                                                   363,220
                                                                         ----------------
                                                                                1,838,963
                                                                         ----------------
               BROADCASTING (0.4%)
       8,200   Clear Channel
                Communications, Inc.                                              384,006
       9,800   Univision Communications
                Inc. (Class A)*                                                   388,962
                                                                         ----------------
                                                                                  772,968
                                                                         ----------------
               BUILDING PRODUCTS (0.4%)
       3,800   American Standard
                Companies, Inc.*                                                  382,660
      13,210   Masco Corp.                                                        362,086
                                                                         ----------------
                                                                                  744,746
                                                                         ----------------
               CABLE/SATELLITE TV (0.2%)
      11,370   Comcast Corp. (Class A)*                                           373,732
                                                                         ----------------
               CASINO/GAMING (0.4%)
       7,670   Harrah's Entertainment, Inc.                                       381,736
      10,700   International Game Technology                                      381,990
                                                                         ----------------
                                                                                  763,726
                                                                         ----------------
               CHEMICALS:
               AGRICULTURAL (0.2%)
      13,600   Monsanto Co.                                                       391,408
                                                                         ----------------
               CHEMICALS: MAJOR
               DIVERSIFIED (1.2%)
       9,190   Dow Chemical Co. (The)                                             382,028
       8,300   Du Pont (E.I.) de Nemours & Co.                                    380,887
       9,800   Eastman Chemical Co.                                               387,394
      12,300   Engelhard Corp.                                                    368,385
      30,900   Hercules Inc.*                                                     376,980
       9,040   Rohm & Haas Co.                                                    386,098
                                                                         ----------------
                                                                                2,281,772
                                                                         ----------------
               CHEMICALS: SPECIALTY (0.8%)
       7,300   Air Products & Chemicals, Inc.                            $        385,659
      13,990   Great Lakes Chemical Corp.                                         380,388
      10,200   Praxair, Inc.                                                      389,640
       6,400   Sigma-Aldrich Corp.                                                365,952
                                                                         ----------------
                                                                                1,521,639
                                                                         ----------------
               COMMERCIAL PRINTING/
               FORMS (0.4%)
       8,900   Deluxe Corp.                                                       367,837
      13,000   Donnelley (R.R.) & Sons Co.                                        391,950
                                                                         ----------------
                                                                                  759,787
                                                                         ----------------
               COMPUTER
               COMMUNICATIONS (0.4%)
      29,800   Avaya Inc.*                                                        385,612
      16,100   Cisco Systems, Inc.*                                               391,069
                                                                         ----------------
                                                                                  776,681
                                                                         ----------------
               COMPUTER PERIPHERALS (0.6%)
      28,600   EMC Corp.*                                                         369,512
       4,900   Lexmark International, Inc.*                                       385,336
      17,400   Network Appliance, Inc.*                                           357,222
                                                                         ----------------
                                                                                1,112,070
                                                                         ----------------
               COMPUTER PROCESSING
               HARDWARE (1.2%)
      17,500   Apple Computer, Inc.*                                              373,975
      10,730   Dell Inc.*                                                         364,391
      80,100   Gateway, Inc.*                                                     368,460
      16,100   Hewlett-Packard Co.                                                369,817
       9,800   NCR Corp.*                                                         380,240
      87,300   Sun Microsystems, Inc.*                                            391,977
                                                                         ----------------
                                                                                2,248,860
                                                                         ----------------
               CONSTRUCTION MATERIALS (0.2%)
       7,900   Vulcan Materials Co.                                               375,803
                                                                         ----------------
               CONSUMER SUNDRIES (0.2%)
      17,200   American Greetings Corp.
                (Class A)*                                                        376,164
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               CONTAINERS/PACKAGING (1.0%)
       6,400   Ball Corp.                                                $        381,248
       7,500   Bemis Company, Inc.                                                375,000
      15,800   Pactiv Corp.*                                                      377,620
       6,890   Sealed Air Corp.*                                                  373,025
       6,240   Temple-Inland, Inc.                                                391,061
                                                                         ----------------
                                                                                1,897,954
                                                                         ----------------
               CONTRACT DRILLING (0.8%)
       9,000   Nabors Industries, Ltd.
                (Bermuda)*                                                        373,500
      10,200   Noble Corp.*                                                       364,956
      15,500   Rowan Companies, Inc.*                                             359,135
      15,600   Transocean Inc.*                                                   374,556
                                                                         ----------------
                                                                                1,472,147
                                                                         ----------------
               DATA PROCESSING
               SERVICES (1.5%)
       9,400   Automatic Data
                Processing, Inc.                                                  372,334
       8,700   Computer Sciences Corp.*                                           384,801
      25,100   Concord EFS, Inc.*                                                 372,484
      20,900   Convergys Corp.*                                                   364,914
       9,100   First Data Corp.                                                   373,919
       9,160   Fiserv, Inc.*                                                      361,912
       9,900   Paychex, Inc.                                                      368,280
      13,100   SunGard Data Systems Inc.*                                         363,001
                                                                         ----------------
                                                                                2,961,645
                                                                         ----------------
               DEPARTMENT STORES (1.2%)
      22,800   Dillard's, Inc. (Class A)                                          375,288
       8,000   Federated Department
                Stores, Inc.                                                      377,040
       8,300   Kohl's Corp.*                                                      373,002
      13,440   May Department Stores Co.                                          390,701
      14,900   Penney (J.C.) Co., Inc.                                            391,572
       8,200   Sears, Roebuck & Co.                                               373,018
                                                                         ----------------
                                                                                2,280,621
                                                                         ----------------
               DISCOUNT STORES (1.2%)
      26,900   Big Lots, Inc.*                                                    382,249
      10,300   Costco Wholesale Corp.*                                            382,954
      17,800   Dollar General Corp.                                               373,622
      10,400   Family Dollar Stores, Inc.                                $        373,152
       9,650   Target Corp.                                                       370,560
       6,920   Wal-Mart Stores, Inc.                                              367,106
                                                                         ----------------
                                                                                2,249,643
                                                                         ----------------
               DRUGSTORE CHAINS (0.4%)
      11,000   CVS Corp.                                                          397,320
      10,320   Walgreen Co.                                                       375,442
                                                                         ----------------
                                                                                  772,762
                                                                         ----------------
               ELECTRIC UTILITIES (5.1%)
      42,900   AES Corp. (The)*                                                   404,976
      30,190   Allegheny Energy, Inc.*                                            385,224
       8,000   Ameren Corp.                                                       368,000
      12,100   American Electric Power
                Co., Inc.                                                         369,171
      37,800   CenterPoint Energy, Inc.                                           366,282
       9,560   Cinergy Corp.                                                      371,024
      43,400   CMS Energy Corp.*                                                  369,768
       8,500   Consolidated Edison, Inc.                                          365,585
       9,400   Constellation Energy
                Group, Inc.                                                       368,104
       5,700   Dominion Resources, Inc.                                           363,831
       9,400   DTE Energy Co.                                                     370,360
      18,500   Duke Energy Corp.                                                  378,325
      17,650   Edison International*                                              387,064
       6,490   Entergy Corp.                                                      370,774
       5,590   Exelon Corp.                                                       370,952
      10,800   FirstEnergy Corp.                                                  380,160
       5,600   FPL Group, Inc.                                                    366,352
      13,830   PG&E Corp.*                                                        384,059
       9,300   Pinnacle West Capital Corp.                                        372,186
       8,500   PPL Corp.                                                          371,875
       8,100   Progress Energy, Inc.                                              366,606
       8,300   Public Service Enterprise
                Group, Inc.                                                       363,540
      12,100   Southern Co. (The)                                                 366,025
      25,800   TECO Energy, Inc.                                                  371,778
      15,460   TXU Corp.                                                          366,711
      21,050   Xcel Energy, Inc.                                                  357,429
                                                                         ----------------
                                                                                9,676,161
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               ELECTRICAL PRODUCTS (1.2%)
      15,900   American Power
                Conversion Corp.                                         $        388,755
       6,700   Cooper Industries Ltd.
                (Class A) (Bermuda)                                               388,131
       5,900   Emerson Electric Co.                                               382,025
      11,300   Molex Inc.                                                         394,257
      34,700   Power-One, Inc.*                                                   375,801
      16,700   Thomas & Betts Corp.*                                              382,263
                                                                         ----------------
                                                                                2,311,232
                                                                         ----------------
               ELECTRONIC COMPONENTS (0.8%)
      12,800   Jabil Circuit, Inc.*                                               362,240
       7,060   QLogic Corp.*                                                      364,296
      30,900   Sanmina-SCI Corp.*                                                 389,649
      63,700   Solectron Corp.*                                                   376,467
                                                                         ----------------
                                                                                1,492,652
                                                                         ----------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (1.8%)
      13,700   Agilent Technologies, Inc.*                                        400,588
     107,970   JDS Uniphase Corp.*                                                394,090
      10,670   Rockwell Automation, Inc.                                          379,852
      13,200   Scientific-Atlanta, Inc.                                           360,360
      23,400   Symbol Technologies, Inc.                                          395,226
      12,100   Tektronix, Inc.                                                    382,360
      15,000   Thermo Electron Corp.*                                             378,000
      11,800   Waters Corp.*                                                      391,288
      28,100   Xerox Corp.*                                                       387,780
                                                                         ----------------
                                                                                3,469,544
                                                                         ----------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (0.8%)
      17,200   Applied Materials, Inc.*                                           386,140
       6,500   KLA-Tencor Corp.*                                                  381,355
       9,200   Novellus Systems, Inc.*                                            386,860
      15,400   Teradyne, Inc.*                                                    391,930
                                                                         ----------------
                                                                                1,546,285
                                                                         ----------------
               ELECTRONICS/APPLIANCE
               STORES (0.6%)
       7,170   Best Buy Co., Inc.                                                 374,561
      35,500   Circuit City Stores -
                Circuit City Group                                                359,615
      11,890   RadioShack Corp.                                          $        364,785
                                                                         ----------------
                                                                                1,098,961
                                                                         ----------------
               ELECTRONICS/APPLIANCES (0.6%)
      15,400   Eastman Kodak Co.                                                  395,318
      13,200   Maytag Corp.                                                       367,620
       5,090   Whirlpool Corp.                                                    369,788
                                                                         ----------------
                                                                                1,132,726
                                                                         ----------------
               ENERGY (0.2%)
       6,300   Kinder Morgan, Inc.                                                372,330
                                                                         ----------------
               ENGINEERING &
               CONSTRUCTION (0.2%)
       9,350   Fluor Corp. (New)                                                  370,634
                                                                         ----------------
               ENVIRONMENTAL SERVICES (0.4%)
      27,920   Allied Waste Industries, Inc.                                      387,530
      13,000   Waste Management, Inc.                                             384,800
                                                                         ----------------
                                                                                  772,330
                                                                         ----------------
               FINANCE/RENTAL/
               LEASING (1.5%)
       6,000   Capital One Financial Corp.                                        367,740
       5,067   Countrywide Financial Corp.                                        384,307
       5,000   Fannie Mae                                                         375,300
       6,400   Freddie Mac                                                        373,248
      14,960   MBNA Corp.                                                         371,756
      31,400   Providian Financial Corp.*                                         365,496
      11,200   Ryder System, Inc.                                                 382,480
       9,630   SLM Corp.                                                          362,858
                                                                         ----------------
                                                                                2,983,185
                                                                         ----------------
               FINANCIAL
               CONGLOMERATES (1.4%)
       7,640   American Express Co.*                                              368,477
       7,600   Citigroup Inc.                                                     368,904
      10,030   J.P. Morgan Chase & Co.                                            368,402
       9,860   John Hancock Financial
                Services, Inc.                                                    369,750
      11,100   Principal Financial
                Group, Inc.                                                       367,077
       9,200   Prudential Financial, Inc.                                         384,284
       7,400   State Street Corp.                                                 385,392
                                                                         ----------------
                                                                                2,612,286
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               FINANCIAL PUBLISHING/
               SERVICES (0.6%)
      15,000   Equifax, Inc.                                             $        367,500
       5,300   McGraw-Hill Companies,
                Inc. (The)                                                        370,576
       6,050   Moody's Corp.                                                      366,327
                                                                         ----------------
                                                                                1,104,403
                                                                         ----------------
               FOOD DISTRIBUTORS (0.2%)
      10,330   SYSCO Corp.                                                        384,586
                                                                         ----------------
               FOOD RETAIL (1.0%)
      16,200   Albertson's, Inc.                                                  366,930
      20,100   Kroger Co.*                                                        372,051
      17,100   Safeway Inc.*                                                      374,661
      13,400   Supervalu, Inc.                                                    383,106
      39,000   Winn-Dixie Stores, Inc.                                            388,050
                                                                         ----------------
                                                                                1,884,798
                                                                         ----------------
               FOOD: MAJOR
               DIVERSIFIED (1.2%)
      13,500   Campbell Soup Co.                                                  361,800
       8,100   General Mills, Inc.                                                366,930
      10,100   Heinz (H.J.) Co.                                                   367,943
      10,000   Kellogg Co.                                                        380,800
       7,800   PepsiCo, Inc.                                                      363,636
      17,360   Sara Lee Corp.                                                     376,886
                                                                         ----------------
                                                                                2,217,995
                                                                         ----------------
               FOOD: MEAT/FISH/DAIRY (0.2%)
      14,300   ConAgra Foods Inc.                                                 377,377
                                                                         ----------------
               FOOD: SPECIALTY/CANDY (0.6%)
       4,700   Hershey Foods Corp.                                                361,853
      12,320   McCormick & Co., Inc.
                (Non-Voting)                                                      370,832
       6,600   Wrigley (Wm.) Jr. Co. (Class A)                                    370,986
                                                                         ----------------
                                                                                1,103,671
                                                                         ----------------
               FOREST PRODUCTS (0.4%)
      21,400   Louisiana-Pacific Corp.*                                           382,632
       5,890   Weyerhaeuser Co.                                                   376,960
                                                                         ----------------
                                                                                  759,592
                                                                         ----------------
               GAS DISTRIBUTORS (1.1%)
      88,000   Dynegy, Inc. (Class A)*                                   $        376,640
       9,900   KeySpan Corp.                                                      364,320
      10,500   Nicor Inc.                                                         357,420
      16,960   NiSource, Inc.                                                     372,102
       8,660   Peoples Energy Corp.                                               364,066
      12,200   Sempra Energy                                                      366,732
                                                                         ----------------
                                                                                2,201,280
                                                                         ----------------
               HOME BUILDING (0.6%)
       3,500   Centex Corp.                                                       376,775
       5,100   KB HOME                                                            369,852
       4,010   Pulte Homes, Inc.                                                  375,416
                                                                         ----------------
                                                                                1,122,043
                                                                         ----------------
               HOME FURNISHINGS (0.6%)
      17,060   Leggett & Platt, Inc.                                              369,008
      16,200   Newell Rubbermaid, Inc.                                            368,874
      22,600   Tupperware Corp.                                                   391,884
                                                                         ----------------
                                                                                1,129,766
                                                                         ----------------
               HOME IMPROVEMENT
               CHAINS (0.6%)
      10,400   Home Depot, Inc. (The)                                             369,096
       6,600   Lowe's Companies, Inc.                                             365,574
      11,200   Sherwin-Williams Co.                                               389,088
                                                                         ----------------
                                                                                1,123,758
                                                                         ----------------
               HOSPITAL/NURSING
               MANAGEMENT (0.8%)
       8,900   HCA, Inc.                                                          382,344
      15,500   Health Management
                Associates, Inc.
                (Class A)                                                         372,000
      11,400   Manor Care, Inc.                                                   394,098
      23,500   Tenet Healthcare Corp.*                                            377,175
                                                                         ----------------
                                                                                1,525,617
                                                                         ----------------
               HOTELS/RESORTS/
               CRUISELINES (0.8%)
       9,490   Carnival Corp.                                                     377,038
      21,500   Hilton Hotels Corp.                                                368,295

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
       7,900   Marriott International,
                Inc. (Class A)                                           $        364,980
      10,200   Starwood Hotels & Resorts
                Worldwide, Inc.                                                   366,894
                                                                         ----------------
                                                                                1,477,207
                                                                         ----------------
               HOUSEHOLD/PERSONAL
               CARE (1.5%)
       6,000   Alberto-Culver Co. (Class B)                                       378,480
       5,400   Avon Products, Inc.                                                364,446
       7,520   Clorox Co. (The)                                                   365,171
       7,400   Colgate-Palmolive Co.                                              370,370
      10,000   Gillette Co. (The)                                                 367,300
      10,630   International Flavors &
                Fragrances, Inc.                                                  371,200
       6,600   Kimberly-Clark Corp.                                               389,994
       3,700   Procter & Gamble Co. (The)                                         369,556
                                                                         ----------------
                                                                                2,976,517
                                                                         ----------------
               INDUSTRIAL
               CONGLOMERATES (1.6%)
       4,500   3M Co.                                                             382,635
      11,850   General Electric Co.                                               367,113
      11,700   Honeywell International, Inc.                                      391,131
       5,700   Ingersoll Rand Co.
                (Class A) (Bermuda)                                               386,916
       5,200   ITT Industries, Inc.                                               385,892
       6,690   Textron, Inc.                                                      381,731
      14,600   Tyco International Ltd.
                (Bermuda)                                                         386,900
       4,070   United Technologies Corp.                                          385,714
                                                                         ----------------
                                                                                3,068,032
                                                                         ----------------
               INDUSTRIAL MACHINERY (0.4%)
       4,600   Illinois Tool Works Inc.                                           385,986
       6,530   Parker-Hannifin Corp.                                              388,535
                                                                         ----------------
                                                                                  774,521
                                                                         ----------------
               INDUSTRIAL SPECIALTIES (0.4%)
      13,400   Ecolab Inc.                                                        366,758
       6,000   PPG Industries, Inc.                                               384,120
                                                                         ----------------
                                                                                  750,878
                                                                         ----------------
               INFORMATION TECHNOLOGY
               SERVICES (1.0%)
      16,790   Citrix Systems, Inc.*                                     $        356,116
      15,600   Electronic Data Systems Corp.                                      382,824
       3,900   International Business
                Machines Corp.                                                    361,452
      17,330   PeopleSoft, Inc.*                                                  395,124
      24,800   Unisys Corp.*                                                      368,280
                                                                         ----------------
                                                                                1,863,796
                                                                         ----------------
               INSURANCE BROKERS/
               SERVICES (0.4%)
      15,600   AON Corp.                                                          373,464
       7,700   Marsh & McLennan
                Companies, Inc.                                                   368,753
                                                                         ----------------
                                                                                  742,217
                                                                         ----------------
               INTEGRATED OIL (0.8%)
       6,800   Amerada Hess Corp.                                                 361,556
       4,380   ChevronTexaco Corp.                                                378,388
       5,660   ConocoPhillips                                                     371,126
       9,070   Exxon Mobil Corp.                                                  371,870
                                                                         ----------------
                                                                                1,482,940
                                                                         ----------------
               INTERNET SOFTWARE/
               SERVICES (0.4%)
      26,800   Siebel Systems, Inc.*                                              371,716
       8,580   Yahoo! Inc.*                                                       387,559
                                                                         ----------------
                                                                                  759,275
                                                                         ----------------
               INVESTMENT BANKS/
               BROKERS (1.2%)
       4,700   Bear Stearns Companies,
                Inc. (The)                                                        375,765
       3,800   Goldman Sachs Group,
                Inc. (The)                                                        375,174
       4,870   Lehman Brothers Holdings Inc.                                      376,061
       6,300   Merrill Lynch & Co., Inc.                                          369,495
       6,700   Morgan Stanley (Note 4)                                            387,729
      31,800   Schwab (Charles) Corp.                                             376,512
                                                                         ----------------
                                                                                2,260,736
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               INVESTMENT MANAGERS (1.0%)
      12,600   Federated Investors,
                Inc. (Class B)                                           $        369,936
       7,500   Franklin Resources, Inc.                                           390,450
      22,900   Janus Capital Group, Inc.                                          375,789
      11,400   Mellon Financial Corp.                                             366,054
       8,200   Price (T.) Rowe Group, Inc.                                        388,762
                                                                         ----------------
                                                                                1,890,991
                                                                         ----------------
               LIFE/HEALTH INSURANCE (1.2%)
      10,400   AFLAC, Inc.                                                        376,272
       7,440   Jefferson-Pilot Corp.                                              376,836
       9,260   Lincoln National Corp.                                             373,826
      11,000   MetLife, Inc.                                                      370,370
       8,350   Torchmark Corp.                                                    380,259
      23,600   UnumProvident Corp.                                                372,172
                                                                         ----------------
                                                                                2,249,735
                                                                         ----------------
               MAJOR BANKS (2.7%)
       4,600   Bank of America Corp.                                              369,978
      10,980   Bank of New York Co., Inc. (The)                                   363,658
       8,280   Bank One Corp.                                                     377,485
       9,580   BB&T Corp.                                                         370,171
       6,620   Comerica, Inc.                                                     371,117
       8,900   FleetBoston Financial Corp.                                        388,485
      16,500   Huntington Bancshares, Inc.                                        371,250
      12,720   KeyCorp                                                            372,950
      11,000   National City Corp.                                                373,340
       7,000   PNC Financial Services
                Group                                                             383,110
      11,370   SouthTrust Corp.                                                   372,140
       5,180   SunTrust Banks, Inc.                                               370,370
       8,100   Wachovia Corp.                                                     377,379
       6,200   Wells Fargo & Co.                                                  365,118
                                                                         ----------------
                                                                                5,226,551
                                                                         ----------------
               MAJOR
               TELECOMMUNICATIONS (0.8%)
       8,000   ALLTEL Corp.                                                       372,640
      13,800   BellSouth Corp.                                                    390,540
      15,000   SBC Communications, Inc.                                           391,050
      22,900   Sprint Corp. (FON Group)                                           376,018
                                                                         ----------------
                                                                                1,530,248
                                                                         ----------------
               MANAGED HEALTH CARE (1.2%)
       5,800   Aetna, Inc.                                               $        391,964
       4,900   Anthem, Inc.*                                                      367,500
       6,800   CIGNA Corp.                                                        391,000
      16,900   Humana, Inc.*                                                      386,165
       6,800   UnitedHealth Group Inc.                                            395,624
       4,000   WellPoint Health
                Networks, Inc.*                                                   387,960
                                                                         ----------------
                                                                                2,320,213
                                                                         ----------------
               MEDIA CONGLOMERATES (0.6%)
      15,700   Disney (Walt) Co. (The)                                            366,281
      20,400   Time Warner Inc.*                                                  366,996
       8,300   Viacom Inc. (Class B)
                (Non-Voting)                                                      368,354
                                                                         ----------------
                                                                                1,101,631
                                                                         ----------------
               MEDICAL DISTRIBUTORS (0.5%)
       5,900   AmerisourceBergen Corp.                                            331,285
       5,800   Cardinal Health, Inc.                                              354,728
      11,700   McKesson Corp.                                                     376,272
                                                                         ----------------
                                                                                1,062,285
                                                                         ----------------
               MEDICAL SPECIALTIES (3.0%)
      17,700   Applera Corp. - Applied
                Biosystems Group                                                  366,567
       4,560   Bard (C.R.), Inc.                                                  370,500
       7,400   Bausch & Lomb, Inc.                                                384,060
      12,120   Baxter International, Inc.                                         369,902
       9,100   Becton, Dickinson & Co.                                            374,374
      10,400   Biomet, Inc.                                                       378,664
      10,400   Boston Scientific Corp.*                                           382,304
       6,500   Guidant Corp.                                                      391,300
       7,560   Medtronic, Inc.                                                    367,492
       8,600   Millipore Corp.*                                                   370,230
      14,000   Pall Corp.                                                         375,620
      21,600   PerkinElmer, Inc.                                                  368,712
       6,100   St. Jude Medical, Inc.*                                            374,235
       4,440   Stryker Corp.                                                      377,444
       5,500   Zimmer Holdings, Inc.*                                             387,200
                                                                         ----------------
                                                                                5,638,604
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (0.2%)
      16,600   Sabre Holdings Corp.                                      $        358,394
                                                                         ----------------
               MISCELLANEOUS
               MANUFACTURING (0.6%)
      12,530   Crane Co.                                                          385,172
       4,200   Danaher Corp.                                                      385,350
       9,300   Dover Corp.                                                        369,675
                                                                         ----------------
                                                                                1,140,197
                                                                         ----------------
               MOTOR VEHICLES (0.6%)
      23,590   Ford Motor Co.                                                     377,440
       7,250   General Motors Corp.                                               387,150
       7,600   Harley-Davidson, Inc.                                              361,228
                                                                         ----------------
                                                                                1,125,818
                                                                         ----------------
               MULTI-LINE INSURANCE (0.8%)
       5,600   American International
                Group, Inc.                                                       371,168
       6,280   Hartford Financial Services
                Group, Inc. (The) (Note 4)                                        370,708
       8,000   Loews Corp.                                                        395,600
       9,500   Safeco Corp.                                                       369,835
                                                                         ----------------
                                                                                1,507,311
                                                                         ----------------
               OFFICE EQUIPMENT/
               SUPPLIES (0.4%)
       6,800   Avery Dennison Corp.                                               380,936
       9,260   Pitney Bowes, Inc.                                                 376,141
                                                                         ----------------
                                                                                  757,077
                                                                         ----------------
               OIL & GAS PIPELINES (0.4%)
      46,600   El Paso Corp.                                                      381,654
      37,000   Williams Companies,
                Inc. (The)                                                        363,340
                                                                         ----------------
                                                                                  744,994
                                                                         ----------------
               OIL & GAS PRODUCTION (1.6%)
       7,600   Anadarko Petroleum Corp.                                           387,676
       4,700   Apache Corp.                                                       381,170
       6,800   Burlington Resources, Inc.                                         376,584
       6,700   Devon Energy Corp.                                                 383,642
       7,900   EOG Resources, Inc.                                       $        364,743
       7,910   Kerr-McGee Corp.                                                   367,736
       9,140   Occidental Petroleum Corp.                                         386,074
      10,500   Unocal Corp.                                                       386,715
                                                                         ----------------
                                                                                3,034,340
                                                                         ----------------
               OIL REFINING/MARKETING (0.6%)
       8,690   Ashland, Inc.                                                      382,881
      11,700   Marathon Oil Corp.                                                 387,153
       7,480   Sunoco, Inc.                                                       382,602
                                                                         ----------------
                                                                                1,152,636
                                                                         ----------------
               OILFIELD SERVICES/
               EQUIPMENT (0.7%)
      11,400   Baker Hughes Inc.                                                  366,624
      10,100   BJ Services Co.*                                                   362,590
      13,900   Halliburton Co.                                                    361,400
       6,600   Schlumberger, Ltd.                                                 361,152
                                                                         ----------------
                                                                                1,451,766
                                                                         ----------------
               OTHER CONSUMER
               SERVICES (0.8%)
       5,290   Apollo Group, Inc.
                (Class A)*                                                        359,720
       7,100   Block (H.&R.), Inc.                                                393,127
      16,890   Cendant Corp.*                                                     376,140
       6,020   eBay Inc.*                                                         388,832
                                                                         ----------------
                                                                                1,517,819
                                                                         ----------------
               OTHER CONSUMER
               SPECIALTIES (0.2%)
       5,470   Fortune Brands, Inc.                                               391,050
                                                                         ----------------
               OTHER METALS/MINERALS (0.2%)
       4,900   Phelps Dodge Corp.*                                                372,841
                                                                         ----------------
               PACKAGED SOFTWARE (2.5%)
       9,200   Adobe Systems, Inc.                                                361,560
      15,570   Autodesk, Inc.                                                     382,711
      20,700   BMC Software, Inc.*                                                386,055
      13,400   Computer Associates
                International, Inc.                                               366,356
      60,400   Compuware Corp.*                                                   364,816
       6,900   Intuit Inc.*                                                       365,079

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
       7,600   Mercury Interactive Corp.*                                $        369,664
      13,400   Microsoft Corp.                                                    369,036
      36,300   Novell, Inc.*                                                      381,876
      28,000   Oracle Corp.*                                                      369,600
      96,300   Parametric Technology Corp.*                                       379,422
      11,000   Symantec Corp.*                                                    381,150
      10,480   VERITAS Software Corp.*                                            389,437
                                                                         ----------------
                                                                                4,866,762
                                                                         ----------------
               PERSONNEL SERVICES (0.4%)
      16,400   Monster Worldwide Inc.*                                            360,144
      16,390   Robert Half International, Inc.*                                   382,543
                                                                         ----------------
                                                                                  742,687
                                                                         ----------------
               PHARMACEUTICALS:
               GENERIC DRUGS (0.2%)
       8,000   Watson Pharmaceuticals, Inc.*                                      368,000
                                                                         ----------------
               PHARMACEUTICALS: MAJOR (1.5%)
       7,800   Abbott Laboratories                                                363,480
      13,200   Bristol-Myers Squibb Co.                                           377,520
       7,200   Johnson & Johnson                                                  371,952
       5,400   Lilly (Eli) & Co.                                                  379,782
       8,100   Merck & Co. Inc.                                                   374,220
      10,500   Pfizer Inc.                                                        370,965
      21,500   Schering-Plough Corp.                                              373,885
       8,700   Wyeth                                                              369,315
                                                                         ----------------
                                                                                2,981,119
                                                                         ----------------
               PHARMACEUTICALS: OTHER (0.6%)
       4,870   Allergan, Inc.                                                     374,065
       6,100   Forest Laboratories, Inc.*                                         376,980
      24,800   King Pharmaceuticals, Inc.*                                        378,448
                                                                         ----------------
                                                                                1,129,493
                                                                         ----------------
               PRECIOUS METALS (0.4%)
       9,200   Freeport-McMoRan Copper &
                Gold, Inc. (Class B)                                              387,596
       8,000   Newmont Mining Corp.                                               388,880
                                                                         ----------------
                                                                                  776,476
                                                                         ----------------
               PROPERTY - CASUALTY
               INSURERS (1.6%)
       9,300   ACE Ltd. (Bermuda)                                        $        385,206
       8,900   Allstate Corp. (The)                                               382,878
       5,470   Chubb Corp. (The)                                                  372,507
       8,800   Cincinnati Financial Corp.                                         368,544
       4,600   Progressive Corp. (The)                                            384,514
       9,430   St. Paul Companies, Inc. (The)                                     373,899
      22,300   Travelers Property
                Casualty Corp. (Class B)                                          378,431
       4,700   XL Capital Ltd. (Class A)                                          364,485
                                                                         ----------------
                                                                                3,010,464
                                                                         ----------------
               PUBLISHING: BOOKS/
               MAGAZINES (0.2%)
       7,490   Meredith Corp.                                                     365,587
                                                                         ----------------
               PUBLISHING: NEWSPAPERS (1.0%)
       7,410   Dow Jones & Co., Inc.                                              369,389
       4,100   Gannett Co., Inc.                                                  365,556
       4,800   Knight-Ridder, Inc.                                                371,376
       8,000   New York Times Co. (The)
                (Class A)                                                         382,320
       7,500   Tribune Co.                                                        387,000
                                                                         ----------------
                                                                                1,875,641
                                                                         ----------------
               PULP & PAPER (0.8%)
      12,000   Boise Cascade Corp.                                                394,320
      12,700   Georgia-Pacific Corp.                                              389,509
       8,600   International Paper Co.                                            370,746
      12,590   MeadWestvaco Corp.                                                 374,553
                                                                         ----------------
                                                                                1,529,128
                                                                         ----------------
               RAILROADS (0.8%)
      11,400   Burlington Northern
                Santa Fe Corp.                                                    368,790
      10,700   CSX Corp.                                                          384,558
      16,300   Norfolk Southern Corp.                                             385,495
       5,300   Union Pacific Corp.                                                368,244
                                                                         ----------------
                                                                                1,507,087
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT
               TRUSTS (1.1%)
      10,500   Apartment Investment &
                Management Co. (Class A)                                 $        362,250
      12,700   Equity Office Properties Trust                                     363,855
      12,400   Equity Residential                                                 365,924
      12,600   Plum Creek Timber Co., Inc.                                        383,670
      11,500   ProLogis Trust                                                     369,035
       7,970   Simon Property Group, Inc.                                         369,330
                                                                         ----------------
                                                                                2,214,064
                                                                         ----------------
               RECREATIONAL PRODUCTS (0.8%)
      12,070   Brunswick Corp.                                                    384,188
       7,700   Electronic Arts Inc.*                                              367,906
      17,610   Hasbro, Inc.                                                       374,741
      19,120   Mattel, Inc.                                                       368,442
                                                                         ----------------
                                                                                1,495,277
                                                                         ----------------
               REGIONAL BANKS (2.3%)
      15,500   AmSouth Bancorporation                                             379,750
      10,922   Charter One Financial, Inc.                                        377,355
       6,300   Fifth Third Bancorp                                                372,330
       8,300   First Tennessee National Corp.                                     366,030
      10,000   Marshall & Ilsley Corp.                                            382,500
       9,200   North Fork Bancorporation, Inc.                                    372,324
       7,980   Northern Trust Corp.                                               370,432
       9,900   Regions Financial Corp.                                            368,280
      13,200   Synovus Financial Corp.                                            381,744
      13,000   U.S. Bancorp                                                       387,140
      11,700   Union Planters Corp.                                               368,433
       6,000   Zions Bancorporation                                               367,980
                                                                         ----------------
                                                                                4,494,298
                                                                         ----------------
               RESTAURANTS (1.0%)
      17,700   Darden Restaurants, Inc.                                           372,408
      15,100   McDonald's Corp.                                                   374,933
      11,800   Starbucks Corp.*                                                   390,108
      10,100   Wendy's International, Inc.                                        396,324
      10,860   Yum! Brands, Inc.*                                                 373,584
                                                                         ----------------
                                                                                1,907,357
                                                                         ----------------
               SAVINGS BANKS (0.4%)
       3,700   Golden West Financial Corp.                               $        381,803
       9,200   Washington Mutual, Inc.                                            369,104
                                                                         ----------------
                                                                                  750,907
                                                                         ----------------
               SEMICONDUCTORS (3.0%)
      25,800   Advanced Micro Devices, Inc.*                                      384,420
      16,500   Altera Corp.*                                                      374,550
       8,500   Analog Devices, Inc.                                               388,025
      63,600   Applied Micro Circuits Corp.*                                      380,328
      11,150   Broadcom Corp. (Class A)*                                          380,104
      12,000   Intel Corp.                                                        386,400
       8,900   Linear Technology Corp.                                            374,423
      41,500   LSI Logic Corp.*                                                   368,105
       7,900   Maxim Integrated
                Products, Inc.                                                    393,420
      26,900   Micron Technology, Inc.*                                           362,343
       9,400   National Semiconductor
                Corp.*                                                            370,454
      16,800   NVIDIA Corp.*                                                      390,600
      19,600   PMC - Sierra, Inc.*                                                394,940
      13,300   Texas Instruments Inc.                                             390,754
      10,000   Xilinx, Inc.*                                                      387,400
                                                                         ----------------
                                                                                5,726,266
                                                                         ----------------
               SERVICES TO THE HEALTH
               INDUSTRY (0.8%)
       5,500   Express Scripts, Inc.
                (Class A)*                                                        365,365
      15,400   IMS Health Inc.                                                    382,844
      10,800   Medco Health Solutions Inc.*                                       367,092
       5,400   Quest Diagnostics Inc.*                                            394,794
                                                                         ----------------
                                                                                1,510,095
                                                                         ----------------
               SPECIALTY INSURANCE (0.6%)
       5,300   Ambac Financial Group, Inc.                                        367,767
       6,300   MBIA Inc.                                                          373,149
       6,670   MGIC Investment Corp.                                              379,790
                                                                         ----------------
                                                                                1,120,706
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               SPECIALTY STORES (1.4%)
      20,100   AutoNation, Inc.*                                         $        369,237
       4,300   AutoZone, Inc.*                                                    366,403
       8,530   Bed Bath & Beyond Inc.*                                            369,776
      22,400   Office Depot, Inc.*                                                374,304
      13,900   Staples, Inc.*                                                     379,470
       8,530   Tiffany & Co.                                                      385,556
      29,800   Toys 'R' Us, Inc.*                                                 376,672
                                                                         ----------------
                                                                                2,621,418
                                                                         ----------------
               SPECIALTY
               TELECOMMUNICATIONS (0.6%)
      11,500   CenturyTel, Inc.                                                   375,130
      30,000   Citizens Communications Co.*                                       372,600
      97,000   Qwest Communications
                International, Inc.*                                              419,040
                                                                         ----------------
                                                                                1,166,770
                                                                         ----------------
               STEEL (0.8%)
      29,300   Allegheny Technologies Inc.                                        387,346
       6,800   Nucor Corp.                                                        380,800
      10,700   United States Steel Corp.                                          374,714
      21,400   Worthington Industries, Inc.                                       385,842
                                                                         ----------------
                                                                                1,528,702
                                                                         ----------------
               TELECOMMUNICATION
               EQUIPMENT (1.8%)
     133,580   ADC Telecommunications, Inc.*                                      396,733
      32,000   Andrew Corp.*                                                      368,320
      60,000   CIENA Corp.*                                                       398,400
      21,000   Comverse Technology, Inc.*                                         369,390
      35,800   Corning Inc.*                                                      373,394
     134,600   Lucent Technologies Inc.*                                          382,264
      27,800   Motorola, Inc.                                                     391,146
       7,200   QUALCOMM Inc.                                                      388,296
      47,100   Tellabs, Inc.*                                                     397,053
                                                                         ----------------
                                                                                3,464,996
                                                                         ----------------
               TELECOMMUNICATIONS (0.4%)
      18,400   AT&T Corp.                                                         373,520
      10,700   Verizon Communications Inc.                                        375,356
                                                                         ----------------
                                                                                  748,876
                                                                         ----------------
               TOBACCO (0.6%)
       7,100   Altria Group, Inc.                                        $        386,382
       6,710   R. J. Reynolds Tobacco
                Holdings, Inc.                                                    390,187
      10,400   UST, Inc.                                                          371,176
                                                                         ----------------
                                                                                1,147,745
                                                                         ----------------
               TOOLS/HARDWARE (0.6%)
       7,800   Black & Decker Corp. (The)                                         384,696
      11,800   Snap-On, Inc.                                                      380,432
      10,280   Stanley Works (The)                                                389,304
                                                                         ----------------
                                                                                1,154,432
                                                                         ----------------
               TRUCKS/CONSTRUCTION/
               FARM MACHINERY (1.0%)
       4,600   Caterpillar Inc.                                                   381,892
       7,400   Cummins Inc.*                                                      362,156
       5,900   Deere & Co.                                                        383,795
       7,900   Navistar International Corp.*                                      378,331
       4,500   PACCAR, Inc.                                                       383,040
                                                                         ----------------
                                                                                1,889,214
                                                                         ----------------
               WHOLESALE DISTRIBUTORS (0.4%)
      11,050   Genuine Parts Co.                                                  366,860
       7,820   Grainger (W.W.), Inc.                                              370,590
                                                                         ----------------
                                                                                  737,450
                                                                         ----------------
               WIRELESS
               TELECOMMUNICATIONS (0.6%)
      47,700   AT&T Wireless Services Inc.*                                       381,123
      14,200   Nextel Communications,
                Inc. (Class A)*                                                   398,452
      68,400   Sprint Corp. (PCS Group)*                                          384,408
                                                                         ----------------
                                                                                1,163,983
                                                                         ----------------
               TOTAL COMMON STOCKS
               (COST $132,533,930)                                            188,214,927
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                     VALUE
-----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (1.5%)
               REPURCHASE AGREEMENT
$      2,927   Joint repurchase agreement
                account 0.98% due 01/02/04
                (dated 12/31/03; proceeds
                $2,927,159) (a)
                (COST $2,927,000)                                        $      2,927,000
                                                                         ----------------
TOTAL INVESTMENTS
 (COST $135,460,930) (b)                     100.3%                           191,141,927
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                       (0.3)                              (568,063)
                                             -----                       ----------------
NET ASSETS                                   100.0%                      $    190,573,864
                                             =====                       ================

   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $136,037,525. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $60,859,865 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,755,463, RESULTING IN NET UNREALIZED APPRECIATION OF $55,104,402.

                       SEE NOTES TO FINANCIAL STATEMENTS#

Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS (99.2%)
               AIR FREIGHT/COURIERS (0.7%)
       4,700   United Parcel Service, Inc.
                (Class B)                                                $        350,385
                                                                         ----------------
               APPAREL/FOOTWEAR RETAIL (1.1%)
       6,500   Abercrombie & Fitch Co.
                (Class A)*                                                        160,615
       5,351   Chico's FAS, Inc.*                                                 197,719
       7,793   TJX Companies, Inc. (The)                                          171,836
                                                                         ----------------
                                                                                  530,170
                                                                         ----------------
               BEVERAGES: ALCOHOLIC (0.8%)
       6,800   Anheuser-Busch Companies, Inc.                                     358,224
                                                                         ----------------
               BEVERAGES: NON-ALCOHOLIC (2.0%)
      18,368   Coca-Cola Co. (The)                                                932,176
                                                                         ----------------
               BIOTECHNOLOGY (3.1%)
      16,130   Amgen Inc.*                                                        996,834
       2,400   Biogen Idec Inc.*                                                   88,272
       4,200   Genzyme Corp.*                                                     207,228
       2,709   Gilead Sciences, Inc.*                                             157,501
                                                                         ----------------
                                                                                1,449,835
                                                                         ----------------
               BROADCASTING (1.8%)
      10,950   Clear Channel Communications,
                Inc.                                                              512,788
       8,312   Univision Communications Inc.
                (Class A)*                                                        329,903
                                                                         ----------------
                                                                                  842,691
                                                                         ----------------
               CABLE/SATELLITE TV (0.8%)
      10,800   EchoStar Communications
                Corp. (Class A)*                                                  367,200
                                                                         ----------------
               COMPUTER
               COMMUNICATIONS (2.9%)
      52,509   Cisco Systems, Inc.*                                             1,275,444
       6,400   Juniper Networks, Inc.*                                            119,552
                                                                         ----------------
                                                                                1,394,996
                                                                         ----------------
               COMPUTER PERIPHERALS (1.1%)
      15,447   EMC Corp.*                                                         199,575
      15,600   Network Appliance, Inc.*                                           320,268
                                                                         ----------------
                                                                                  519,843
                                                                         ----------------
               COMPUTER PROCESSING
               HARDWARE (1.5%)
      21,019   Dell Inc.*                                                $        713,805
                                                                         ----------------
               DATA PROCESSING SERVICES (1.0%)
       7,720   First Data Corp.                                                   317,215
       4,700   Paychex, Inc.                                                      174,840
                                                                         ----------------
                                                                                  492,055
                                                                         ----------------
               DISCOUNT STORES (4.7%)
      15,180   Dollar Tree Stores, Inc.*                                          456,311
      18,574   Target Corp.                                                       713,242
      19,954   Wal-Mart Stores, Inc.                                            1,058,560
                                                                         ----------------
                                                                                2,228,113
                                                                         ----------------
               DRUGSTORE CHAINS (0.3%)
       3,561   Walgreen Co.                                                       129,549
                                                                         ----------------
               ELECTRICAL PRODUCTS (0.8%)
       5,600   Emerson Electric Co.                                               362,600
                                                                         ----------------
               ELECTRONIC COMPONENTS (0.7%)
       2,800   Amphenol Corp. (Class A)*                                          179,004
       2,700   SanDisk Corp.*                                                     165,078
                                                                         ----------------
                                                                                  344,082
                                                                         ----------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (1.3%)
      19,581   Applied Materials, Inc.*                                           439,593
       4,375   Novellus Systems, Inc.*                                            183,969
                                                                         ----------------
                                                                                  623,562
                                                                         ----------------
               FINANCIAL CONGLOMERATES (5.0%)
      13,400   American Express Co.*                                              646,282
      35,366   Citigroup Inc.                                                   1,716,666
                                                                         ----------------
                                                                                2,362,948
                                                                         ----------------
               FOOD: MAJOR DIVERSIFIED (0.9%)
       9,096   PepsiCo, Inc.                                                      424,056
                                                                         ----------------
               HOME IMPROVEMENT
               CHAINS (2.3%)
      22,859   Home Depot, Inc. (The)                                             811,266
       4,700   Lowe's Companies, Inc.                                             260,333
                                                                         ----------------
                                                                                1,071,599
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               HOTELS/RESORTS/
               CRUISELINES (0.6%)
       7,900   Carnival Corp. (Panama)                                   $        313,867
                                                                         ----------------
               HOUSEHOLD/PERSONAL CARE (2.5%)
       6,036   Colgate-Palmolive Co.                                              302,102
       8,869   Procter & Gamble Co. (The)                                         885,836
                                                                         ----------------
                                                                                1,187,938
                                                                         ----------------
               INDUSTRIAL CONGLOMERATES (7.5%)
      11,550   3M Co.                                                             982,096
      82,021   General Electric Co.                                             2,541,011
                                                                         ----------------
                                                                                3,523,107
                                                                         ----------------
               INFORMATION TECHNOLOGY
               SERVICES (2.6%)
      18,150   Accenture Ltd. (Class A)
                (Bermuda)*                                                        477,708
       5,750   International Business
                Machines Corp.                                                    532,910
      10,100   PeopleSoft, Inc.*                                                  230,280
                                                                         ----------------
                                                                                1,240,898
                                                                         ----------------
               INTEGRATED OIL (1.0%)
      11,025   Exxon Mobil Corp.                                                  452,025
                                                                         ----------------
               INTERNET RETAIL (1.1%)
      15,700   InterActiveCorp*                                                   532,701
                                                                         ----------------
               INTERNET SOFTWARE/
               SERVICES (1.1%)
      11,300   Yahoo! Inc.*                                                       510,421
                                                                         ----------------
               INVESTMENT BANKS/
               BROKERS (3.5%)
       9,101   Goldman Sachs Group,
                Inc. (The)                                                        898,542
       6,400   Lehman Brothers Holdings Inc.                                      494,208
      21,900   Schwab (Charles) Corp. (The)                                       259,296
                                                                         ----------------
                                                                                1,652,046
                                                                         ----------------
               MAJOR BANKS (2.4%)
      14,025   Bank of New York Co.,
                Inc. (The)                                                        464,508
      11,050   Wells Fargo & Co.                                                  650,734
                                                                         ----------------
                                                                                1,115,242
                                                                         ----------------
               MANAGED HEALTH CARE (2.5%)
       6,110   Anthem, Inc.*                                             $        458,250
       8,000   Caremark Rx, Inc.*                                                 202,640
       8,700   UnitedHealth Group Inc.                                            506,166
                                                                         ----------------
                                                                                1,167,056
                                                                         ----------------
               MEDIA CONGLOMERATES (1.7%)
       6,300   News Corporation Ltd. (The)
                (Pref.) (ADR) (Australia)                                         190,575
      13,550   Viacom Inc. (Class B)
                (Non-Voting)                                                      601,349
                                                                         ----------------
                                                                                  791,924
                                                                         ----------------
               MEDICAL SPECIALTIES (2.6%)
      10,200   Boston Scientific Corp.*                                           374,952
       4,000   Guidant Corp.                                                      240,800
       2,425   INAMED Corp.*                                                      116,545
       5,236   Medtronic, Inc.                                                    254,522
       3,925   St. Jude Medical, Inc.*                                            240,799
                                                                         ----------------
                                                                                1,227,618
                                                                         ----------------
               MULTI-LINE INSURANCE (2.9%)
      20,943   American International
                Group, Inc.                                                     1,388,102
                                                                         ----------------
               OILFIELD SERVICES/
               EQUIPMENT (0.9%)
       9,920   Smith International, Inc.*                                         411,878
                                                                         ----------------
               OTHER CONSUMER
               SERVICES (2.9%)
       5,150   Apollo Group, Inc. (Class A)*                                      350,200
      15,600   eBay Inc.*                                                       1,007,604
                                                                         ----------------
                                                                                1,357,804
                                                                         ----------------
               PACKAGED SOFTWARE (9.1%)
       9,800   Mercury Interactive
                Corp.*                                                            476,672
      98,680   Microsoft Corp.                                                  2,717,647
      30,900   Novell, Inc.*                                                      325,068
      35,626   Oracle Corp.*                                                      470,263
       8,900   VERITAS Software Corp.*                                            330,724
                                                                         ----------------
                                                                                4,320,374
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR (9.6%)
       9,371   Abbott Laboratories                                       $        436,689
       5,800   Bristol-Myers Squibb Co.                                           165,880
      19,146   Johnson & Johnson                                                  989,082
       4,550   Lilly (Eli) & Co.                                                  320,001
       4,690   Merck & Co. Inc.                                                   216,678
      64,065   Pfizer Inc.                                                      2,263,416
       2,991   Wyeth                                                              126,968
                                                                         ----------------
                                                                                4,518,714
                                                                         ----------------
               PHARMACEUTICALS: OTHER (0.3%)
       1,600   Allergan, Inc.                                                     122,896
                                                                         ----------------
               RESTAURANTS (1.0%)
      11,500   McDonald's Corp.                                                   285,545
       5,694   Yum! Brands, Inc.*                                                 195,874
                                                                         ----------------
                                                                                  481,419
                                                                         ----------------
               SEMICONDUCTORS (8.1%)
      15,000   Analog Devices, Inc.                                               684,750
       4,100   Broadcom Corp. (Class A)*                                          139,769
      46,358   Intel Corp.                                                      1,492,728
      10,851   Linear Technology Corp.                                            456,502
       8,200   Marvell Technology Group Ltd.
                (Bermuda)*                                                        311,026
       3,200   Maxim Integrated Products, Inc.                                    159,360
      16,066   Texas Instruments Inc.                                             472,019
       3,200   Xilinx, Inc.*                                                      123,968
                                                                         ----------------
                                                                                3,840,122
                                                                         ----------------
               SPECIALTY STORES (1.2%)
       6,650   Bed Bath & Beyond Inc.*                                            288,278
       5,894   Tiffany & Co.                                                      266,409
                                                                         ----------------
                                                                                  554,687
                                                                         ----------------
               TELECOMMUNICATION
               EQUIPMENT (0.7%)
       6,426   QUALCOMM Inc.                                                      346,554
                                                                         ----------------
               TOBACCO (0.6%)
       5,400   Altria Group, Inc.                                                 293,868
                                                                         ----------------
               TOTAL COMMON AND
                PREFERRED STOCKS
                 (COST $40,984,484)                                            46,849,150
                                                                         ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                     VALUE
-----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (0.4%)
               REPURCHASE AGREEMENT
$        172   Joint repurchase agreement
                account 0.98% due 01/02/04
                (dated 12/31/03; proceeds
                $172,009) (a)
                (COST $172,000)                                          $        172,000
                                                                         ----------------
TOTAL INVESTMENTS
 (COST $41,156,484) (b)                       99.6%                            47,021,150
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                   0.4                                185,035
                                             -----                       ----------------
NET ASSETS                                   100.0%                      $     47,206,185
                                             =====                       ================

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $46,749,268. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $665,363 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $393,481, RESULTING IN NET UNREALIZED APPRECIATION OF $271,882.

                        SEE NOTES TO FINANCIAL STATEMENTS

American Opportunities

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               COMMON STOCKS (98.2%)
               ADVERTISING/MARKETING
               SERVICES (0.7%)
      23,900   Omnicom Group, Inc.                                       $      2,087,187
                                                                         ----------------
               AGRICULTURAL COMMODITIES/
               MILLING (0.2%)
      40,000   Archer-Daniels-Midland Co.                                         608,800
                                                                         ----------------
               AIR FREIGHT/COURIERS (0.2%)
       8,200   United Parcel Service, Inc.
                (Class B)                                                         611,310
                                                                         ----------------
               ALUMINUM (0.5%)
      16,300   Alcan Inc. (Canada)                                                765,285
      17,600   Alcoa, Inc.                                                        668,800
                                                                         ----------------
                                                                                1,434,085
                                                                         ----------------
               APPAREL/FOOTWEAR (0.6%)
      34,200   Coach, Inc.*                                                     1,291,050
       9,300   Nike, Inc. (Class B)                                               636,678
                                                                         ----------------
                                                                                1,927,728
                                                                         ----------------
               APPAREL/FOOTWEAR RETAIL (1.8%)
      48,300   Chico's FAS, Inc.*                                               1,784,685
      83,600   Gap, Inc. (The)                                                  1,940,356
      61,200   Hot Topic, Inc.*                                                 1,802,952
                                                                         ----------------
                                                                                5,527,993
                                                                         ----------------
               AUTO PARTS: O.E.M. (0.6%)
      17,900   Eaton Corp.                                                      1,932,842
                                                                         ----------------
               BEVERAGES:
               NON-ALCOHOLIC (0.6%)
      37,200   Coca-Cola Co. (The)                                              1,887,900
                                                                         ----------------
               BIOTECHNOLOGY (3.7%)
      48,300   Amgen Inc.*                                                      2,984,940
      36,900   Chiron Corp.*                                                    2,102,931
      44,000   Genentech, Inc.*                                                 4,117,080
      20,400   Gilead Sciences, Inc.*                                           1,186,056
      29,500   NPS Pharmaceuticals, Inc.*                                         906,830
                                                                         ----------------
                                                                               11,297,837
                                                                         ----------------
               BROADCASTING (1.5%)
      65,800   Clear Channel
                Communications, Inc.                                     $      3,081,414
      35,800   Univision Communications
                Inc. (Class A)*                                                 1,420,902
                                                                         ----------------
                                                                                4,502,316
                                                                         ----------------
               CASINO/GAMING (0.9%)
      22,900   GTECH Holdings Corp.                                             1,133,321
      47,200   International Game Technology                                    1,685,040
                                                                         ----------------
                                                                                2,818,361
                                                                         ----------------
               CHEMICALS: SPECIALTY (0.9%)
       9,300   Air Products & Chemicals, Inc.                                     491,319
      60,000   Praxair, Inc.                                                    2,292,000
                                                                         ----------------
                                                                                2,783,319
                                                                         ----------------
               COMPUTER
               COMMUNICATIONS (3.1%)
     340,800   Cisco Systems, Inc.*                                             8,278,032
      68,100   Juniper Networks, Inc.*                                          1,272,108
                                                                         ----------------
                                                                                9,550,140
                                                                         ----------------
               COMPUTER PERIPHERALS (0.7%)
     156,600   EMC Corp.*                                                       2,023,272
                                                                         ----------------
               COMPUTER PROCESSING
               HARDWARE (1.4%)
     128,100   Dell Inc.*                                                       4,350,276
                                                                         ----------------
               DATA PROCESSING SERVICES (0.9%)
      76,500   Paychex, Inc.                                                    2,845,800
                                                                         ----------------
               DRUGSTORE CHAINS (0.5%)
      41,700   Walgreen Co.                                                     1,517,046
                                                                         ----------------
               ELECTRICAL PRODUCTS (0.3%)
      14,900   Emerson Electric Co.                                               964,775
                                                                         ----------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (0.7%)
      64,700   Rockwell Automation, Inc.                                        2,303,320
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (0.8%)
      68,700   Applied Materials, Inc.*                                  $      1,542,315
      48,100   ASML Holding N.V.
                (Netherlands)*                                                    964,405
                                                                         ----------------
                                                                                2,506,720
                                                                         ----------------
               ENGINEERING &
               CONSTRUCTION (0.6%)
      61,200   Chicago Bridge & Iron
                Company N.V. (ADR)
                (Netherlands)                                                   1,768,680
                                                                         ----------------
               ENVIRONMENTAL SERVICES (0.5%)
      51,400   Waste Management, Inc.                                           1,521,440
                                                                         ----------------
               FINANCE/RENTAL/LEASING (0.5%)
      68,000   MBNA Corp.                                                       1,689,800
                                                                         ----------------
               FINANCIAL
               CONGLOMERATES (3.7%)
     129,000   Citigroup, Inc.                                                  6,261,660
      41,900   J.P. Morgan Chase & Co.                                          1,538,987
      23,500   State Street Corp.                                               1,223,880
      17,700   UBS AG (ADR) (Switzerland)                                       1,203,423
      15,800   UBS AG (Registered Shares)
                (Switzerland)                                                   1,078,807
                                                                         ----------------
                                                                               11,306,757
                                                                         ----------------
               FOOD: MAJOR DIVERSIFIED (0.8%)
      52,700   PepsiCo, Inc.                                                    2,456,874
                                                                         ----------------
               HOME IMPROVEMENT
               CHAINS (1.8%)
      76,800   Home Depot, Inc. (The)                                           2,725,632
      47,800   Lowe's Companies, Inc.                                           2,647,642
                                                                         ----------------
                                                                                5,373,274
                                                                         ----------------
               HOTELS/RESORTS/
               CRUISELINES (1.4%)
      42,600   Carnival Corp.                                                   1,692,498
      17,400   Marriott International,
                Inc. (Class A)                                                    803,880
      46,800   Starwood Hotels & Resorts
                Worldwide, Inc.                                                 1,683,396
                                                                         ----------------
                                                                                4,179,774
                                                                         ----------------
               HOUSEHOLD/PERSONAL
               CARE (1.8%)
      23,300   Avon Products, Inc.                                       $      1,572,517
      38,100   Procter & Gamble Co. (The)                                       3,805,428
                                                                         ----------------
                                                                                5,377,945
                                                                         ----------------
               INDUSTRIAL CONGLOMERATES (4.4%)
      52,500   3M Co.                                                           4,464,075
      47,400   Ingersoll-Rand Co. Ltd.
                (Class A) (Bermuda)                                             3,217,512
      12,450   Siemens AG (Germany)                                               994,859
      62,900   Tyco International Ltd.
                (Bermuda)                                                       1,666,850
      34,600   United Technologies Corp.                                        3,279,042
                                                                         ----------------
                                                                               13,622,338
                                                                         ----------------
               INDUSTRIAL MACHINERY (1.9%)
      31,900   Illinois Tool Works Inc.                                         2,676,729
      53,000   Parker-Hannifin Corp.                                            3,153,500
                                                                         ----------------
                                                                                5,830,229
                                                                         ----------------
               INFORMATION TECHNOLOGY
               SERVICES (2.0%)
      82,200   Accenture Ltd. (Class A)
                (Bermuda)*                                                      2,163,504
      13,900   Cognizant Technology
                Solutions Corp.*                                                  634,396
       6,800   Infosys Technologies Ltd.
                (ADR) (India)                                                     650,760
      16,700   International Business Machines
                Corp.                                                           1,547,756
      50,500   PeopleSoft, Inc.*                                                1,151,400
                                                                         ----------------
                                                                                6,147,816
                                                                         ----------------
               INTEGRATED OIL (2.0%)
      65,100   BP PLC (ADR)
                (United Kingdom)                                                3,212,685
      17,900   Murphy Oil Corp.                                                 1,169,049
      18,308   Total SA (ADR) (France)                                          1,693,673
                                                                         ----------------
                                                                                6,075,407
                                                                         ----------------
               INTERNET SOFTWARE/
               SERVICES (1.6%)
     107,000   Yahoo! Inc.*                                                     4,833,190
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               INVESTMENT BANKS/
               BROKERS (3.3%)
      29,600   Goldman Sachs Group,
                Inc. (The)                                               $      2,922,408
      11,800   Legg Mason, Inc.                                                   910,724
      43,000   Lehman Brothers Holdings
                Inc.                                                            3,320,460
      50,100   Merrill Lynch & Co., Inc.                                        2,938,365
                                                                         ----------------
                                                                               10,091,957
                                                                         ----------------
               INVESTMENT MANAGERS (0.5%)
      16,000   Franklin Resources, Inc.                                           832,960
      14,200   Price (T.) Rowe Group, Inc.                                        673,222
                                                                         ----------------
                                                                                1,506,182
                                                                         ----------------
               MAJOR BANKS (1.1%)
      55,100   Wells Fargo & Co.                                                3,244,839
                                                                         ----------------
               MANAGED HEALTH CARE (2.3%)
      37,100   Anthem, Inc.*                                                    2,782,500
      27,300   Humana, Inc.*                                                      623,805
      14,000   PacifiCare Health Systems,
                Inc.*                                                             946,400
      29,900   UnitedHealth Group Inc.                                          1,739,582
       9,900   WellPoint Health Networks,
                Inc.*                                                             960,201
                                                                         ----------------
                                                                                7,052,488
                                                                         ----------------
               MEDIA CONGLOMERATES (1.8%)
      66,100   Disney (Walt) Co. (The)                                          1,542,113
     104,400   News Corporation Ltd. (The)
                (Australia)                                                       940,820
      65,700   News Corporation Ltd.
                (The) (ADR) (Australia)                                         2,371,770
      34,200   Time Warner Inc.*                                                  615,258
                                                                         ----------------
                                                                                5,469,961
                                                                         ----------------
               MEDICAL SPECIALTIES (4.8%)
      15,600   Alcon, Inc. (Switzerland)                                          944,424
      72,800   Boston Scientific Corp.*                                         2,676,128
      76,800   Guidant Corp.                                                    4,623,360
      50,300   St. Jude Medical, Inc.*                                          3,085,905
       8,600   Varian Medical Systems, Inc.*                                      594,260
      40,000   Zimmer Holdings, Inc.*                                           2,816,000
                                                                         ----------------
                                                                               14,740,077
                                                                         ----------------
               MISCELLANEOUS
               MANUFACTURING (0.7%)
      25,100   Danaher Corp.                                             $      2,302,925
                                                                         ----------------
               OIL & GAS PRODUCTION (1.3%)
      27,785   Apache Corp.                                                     2,253,363
      14,100   EOG Resources, Inc.                                                650,997
      19,500   Pogo Producing Co.                                                 941,850
                                                                         ----------------
                                                                                3,846,210
                                                                         ----------------
               OILFIELD SERVICES/
               EQUIPMENT (1.4%)
      35,100   Schlumberger Ltd.                                                1,920,672
      58,100   Smith International, Inc.*                                       2,412,312
                                                                         ----------------
                                                                                4,332,984
                                                                         ----------------
               OTHER CONSUMER
               SERVICES (1.5%)
      42,850   Apollo Group, Inc.
                (Class A)*                                                      2,913,800
      26,300   eBay Inc.*                                                       1,698,717
                                                                         ----------------
                                                                                4,612,517
                                                                         ----------------
               OTHER METALS/MINERALS (2.2%)
      94,750   BHP Billiton Ltd. (Australia)                                      868,100
      22,300   Companhia Vale do Rio Doce
                S.A. (Class A)
                (ADR) (Brazil)                                                  1,148,673
      39,700   Inco Ltd. (Canada)*                                              1,580,854
      18,900   Phelps Dodge Corp.                                               1,438,101
      61,700   Rio Tinto PLC (United
                Kingdom)                                                        1,699,947
                                                                         ----------------
                                                                                6,735,675
                                                                         ----------------
               PACKAGED SOFTWARE (7.3%)
      18,300   Cognos, Inc. (Canada)*                                             560,346
      23,900   Intuit Inc.*                                                     1,264,549
      50,200   Mercury Interactive Corp.*                                       2,441,728
     339,200   Microsoft Corp.                                                  9,341,568
      47,200   Oracle Corp.*                                                      623,040
      32,500   Red Hat, Inc.*                                                     610,025
      97,700   SAP AG (ADR) (Germany)                                           4,060,412
      59,700   Symantec Corp.*                                                  2,068,605
      41,500   VERITAS Software Corp.*                                          1,542,140
                                                                         ----------------
                                                                               22,512,413
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               PERSONNEL SERVICES (0.9%)
      25,800   Manpower, Inc.                                            $      1,214,664
      64,800   Robert Half International,
                Inc.*                                                           1,512,432
                                                                         ----------------
                                                                                2,727,096
                                                                         ----------------
               PHARMACEUTICALS:
               GENERIC DRUGS (0.2%)
      13,300   Watson Pharmaceuticals,
                Inc.*                                                             611,800
                                                                         ----------------
               PHARMACEUTICALS:
               MAJOR (5.3%)
      34,600   Abbott Laboratories                                              1,612,360
      24,000   Johnson & Johnson                                                1,239,840
      33,500   Lilly (Eli) & Co.                                                2,356,055
      20,700   Novartis AG (ADR)
                (Switzerland)                                                     949,923
     286,400   Pfizer Inc.                                                     10,118,512
                                                                         ----------------
                                                                               16,276,690
                                                                         ----------------
               PHARMACEUTICALS: OTHER (1.4%)
      35,300   Forest Laboratories, Inc.*                                       2,181,540
      35,000   Teva Pharmaceutical Industries
                Ltd. (ADR) (Israel)                                             1,984,850
                                                                         ----------------
                                                                                4,166,390
                                                                         ----------------
               PRECIOUS METALS (3.6%)
      33,800   Freeport-McMoRan Copper &
                Gold, Inc. (Class B)                                            1,423,994
      87,100   Glamis Gold Ltd. (Canada)*                                       1,491,152
      52,500   Goldcorp Inc. (Canada)                                             837,375
     150,800   Newmont Mining Corp.
                Hldg Co.                                                        7,330,388
                                                                         ----------------
                                                                               11,082,909
                                                                         ----------------
               PUBLISHING:
               NEWSPAPERS (0.5%)
      15,700   Gannett Co., Inc.                                                1,399,812
                                                                         ----------------
               PULP & PAPER (0.2%)
      21,100   Georgia-Pacific Corp.                                              647,137
                                                                         ----------------
               RESTAURANTS (1.2%)
      70,700   Starbucks Corp.*                                                 2,337,342
      38,200   Wendy's International, Inc.                                      1,498,968
                                                                         ----------------
                                                                                3,836,310
                                                                         ----------------
               SEMICONDUCTORS (6.2%)
      54,700   Analog Devices, Inc.                                      $      2,497,055
     237,700   Intel Corp.                                                      7,653,940
      40,700   Linear Technology Corp.                                          1,712,249
      35,800   Maxim Integrated Products,
                Inc.                                                            1,782,840
     122,100   Texas Instruments Inc.                                           3,587,298
      41,900   Xilinx, Inc.*                                                    1,623,206
                                                                         ----------------
                                                                               18,856,588
                                                                         ----------------
               SERVICES TO THE HEALTH
               INDUSTRY (0.6%)
      36,700   Medco Health Solutions
                Inc.*                                                           1,247,433
      11,500   Omnicare, Inc.                                                     464,485
                                                                         ----------------
                                                                                1,711,918
                                                                         ----------------
               SPECIALTY STORES (1.3%)
     102,750   Staples, Inc.*                                                   2,805,075
      24,200   Tiffany & Co.                                                    1,093,840
                                                                         ----------------
                                                                                3,898,915
                                                                         ----------------
               TELECOMMUNICATION
               EQUIPMENT (0.7%)
      23,400   Corning Inc.*                                                      244,062
      37,100   QUALCOMM Inc.                                                    2,000,803
                                                                         ----------------
                                                                                2,244,865
                                                                         ----------------
               TOBACCO (1.0%)
      58,400   Altria Group, Inc.                                               3,178,128
                                                                         ----------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY (1.9%)
      36,900   Caterpillar Inc.                                                 3,063,438
      43,700   Deere & Co.                                                      2,842,685
                                                                         ----------------
                                                                                5,906,123
                                                                         ----------------
               WIRELESS
               TELECOMMUNICATIONS (1.4%)
     170,600   Vodafone Group PLC
                (ADR) (United Kingdom)                                          4,271,824
                                                                         ----------------
               TOTAL COMMON STOCKS
                (COST $264,350,705)                                           300,929,284
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                     VALUE
-----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (1.8%)
               REPURCHASE AGREEMENT
$      5,530   Joint repurchase agreement
                account
                0.98% due 01/02/04
                (dated 12/31/03;
                proceeds $5,530,301 (a)
                COST $5,530,000)                                         $      5,530,000
                                                                         ----------------
TOTAL INVESTMENTS
 (COST $269,880,705) (b)                     100.0%                           306,459,284
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                       (0.0)                              (103,111)
                                             -----                       ----------------
NET ASSETS                                   100.0%                      $    306,356,173
                                             =====                       ================

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $272,997,159. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $34,090,387 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $628,262, RESULTING IN NET UNREALIZED APPRECIATION OF $33,462,125.

                        SEE NOTES TO FINANCIAL STATEMENTS

Capital Opportunities

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               COMMON STOCKS (98.8%)
               ADVERTISING/MARKETING
               SERVICES (2.2%)
      19,500   Abitron Inc.*                                             $        813,540
                                                                         ----------------
               AIR FREIGHT/COURIERS (1.0%)
       9,300   C.H. Robinson Worldwide,
                Inc.                                                              352,563
                                                                         ----------------
               AIRLINES (0.6%)
       8,662   JetBlue Airways Corp.*                                             229,716
                                                                         ----------------
               APPAREL/FOOTWEAR (1.9%)
      14,800   Carter's, Inc.*                                                    376,660
       8,100   Coach, Inc.*                                                       305,775
                                                                         ----------------
                                                                                  682,435
                                                                         ----------------
               APPAREL/FOOTWEAR RETAIL (1.1%)
      10,850   Chico's FAS, Inc.*                                                 400,907
                                                                         ----------------
               BEVERAGES: NON-ALCOHOLIC (1.1%)
      14,400   Cott Corp.*                                                        403,344
                                                                         ----------------
               BIOTECHNOLOGY (1.5%)
       7,200   Genzyme Corp.*                                                     355,248
       8,400   Telik, Inc.*                                                       193,284
                                                                         ----------------
                                                                                  548,532
                                                                         ----------------
               BROADCASTING (5.4%)
      14,700   Clear Channel
                Communications, Inc.                                              688,401
      23,750   Univision Communications Inc.
                (Class A)*                                                        942,637
      10,675   Westwood One, Inc.*                                                365,192
                                                                         ----------------
                                                                                1,996,230
                                                                         ----------------
               CABLE/SATELLITE TV (1.5%)
      16,400   EchoStar Communications Corp.
                (Class A)*                                                        557,600
                                                                         ----------------
               CASINO/GAMING (9.2%)
      20,410   GTECH Holdings Corp.                                             1,010,091
      17,700   International Game
                Technology                                                        631,890
      30,900   Station Casinos, Inc.                                              946,467
      27,730   Wynn Resorts, Ltd.*                                                776,717
                                                                         ----------------
                                                                                3,365,165
                                                                         ----------------
               COMPUTER PERIPHERALS (1.8%)
      25,900   EMC Corp.*                                                $        334,628
      16,200   Network Appliance,
                Inc.*                                                             332,586
                                                                         ----------------
                                                                                  667,214
                                                                         ----------------
               COMPUTER PROCESSING
               HARDWARE (0.9%)
      10,200   Dell Inc.*                                                         346,392
                                                                         ----------------
               DATA PROCESSING SERVICES (3.9%)
      12,200   Alliance Data Systems
                Corp.*                                                            337,696
       7,875   Global Payments Inc.                                               371,070
      10,400   Paychex, Inc.                                                      386,880
      12,800   SunGard Data Systems
                Inc.*                                                             354,688
                                                                         ----------------
                                                                                1,450,334
                                                                         ----------------
               DISCOUNT STORES (2.1%)
      25,200   Dollar Tree Stores, Inc.*                                          757,512
                                                                         ----------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (0.9%)
       6,400   Diebold, Inc.                                                      344,768
                                                                         ----------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (2.6%)
      25,100   Applied Materials, Inc.*                                           563,495
      11,400   Synopsys, Inc.*                                                    384,864
                                                                         ----------------
                                                                                  948,359
                                                                         ----------------
               ELECTRONICS/APPLIANCES (3.0%)
      14,700   Harman International
                Industries, Inc.                                                1,087,506
                                                                         ----------------
               FINANCE/RENTAL/LEASING (0.9%)
      10,762   Doral Financial Corp.                                              347,397
                                                                         ----------------
               FINANCIAL CONGLOMERATES (0.5%)
       6,200   Brascan Corp. (Class A)
                (Canada)                                                          189,348
                                                                         ----------------
               FINANCIAL PUBLISHING/
               SERVICES (1.0%)
      21,350   Interactive Data Corp.*                                            353,556
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               HOME BUILDING (1.0%)
         750   NVR, Inc.*                                                $        349,500
                                                                         ----------------
               HOTELS/RESORTS/
               CRUISELINES (2.6%)
      24,200   Carnival Corp.                                                     961,466
                                                                         ----------------
               INFORMATION TECHNOLOGY
               SERVICES (1.0%)
      14,400   Accenture Ltd. (Class A)
                (Bermuda)*                                                        379,008
                                                                         ----------------
               INTERNET RETAIL (1.3%)
      14,025   InterActiveCorp.*                                                  475,868
                                                                         ----------------
               INTERNET SOFTWARE/
               SERVICES (1.0%)
       7,800   Yahoo! Inc.*                                                       352,326
                                                                         ----------------
               INVESTMENT BANKS/
               BROKERS (1.4%)
      35,900   AmeriTrade Holding Corp.
                (Class A)*                                                        505,113
                                                                         ----------------
               MEDICAL SPECIALTIES (3.1%)
      11,300   Dade Behring Holdings,
                Inc.*                                                             403,862
      10,575   Varian Medical Systems,
                Inc.*                                                             730,732
                                                                         ----------------
                                                                                1,134,594
                                                                         ----------------
               MEDICAL/NURSING
               SERVICES (1.0%)
      11,900   VCA Antech, Inc.*                                                  368,662
                                                                         ----------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (1.8%)
       7,350   Corporate Executive Board Co.
                (The)*                                                            343,025
       8,425   Iron Mountain Inc.*                                                333,125
                                                                         ----------------
                                                                                  676,150
                                                                         ----------------
               OIL & GAS PRODUCTION (2.4%)
      35,900   Ultra Petroleum Corp.*                                             883,858
                                                                         ----------------
               OILFIELD SERVICES/
               EQUIPMENT (2.7%)
      10,100   BJ Services Co.*                                                   362,590
      15,000   Smith International, Inc.*                                         622,800
                                                                         ----------------
                                                                                  985,390
                                                                         ----------------
               OTHER CONSUMER
               SERVICES (2.7%)
       6,600   Apollo Group, Inc.
                (Class A)*                                               $        448,800
      11,700   ITT Educational Services, Inc.*                                    549,549
                                                                         ----------------
                                                                                  998,349
                                                                         ----------------
               PACKAGED SOFTWARE (4.1%)
       7,375   Mercury Interactive Corp.*                                         358,720
      38,800   Novell, Inc.*                                                      408,176
      27,900   Oracle Corp.*                                                      368,280
       9,675   VERITAS Software Corp.*                                            359,523
                                                                         ----------------
                                                                                1,494,699
                                                                         ----------------
               PHARMACEUTICALS: OTHER (0.8%)
       4,500   Forest Laboratories, Inc.*                                         278,100
                                                                         ----------------
               PRECIOUS METALS (2.5%)
      19,100   Newmont Mining Corp.                                               928,451
                                                                         ----------------
               PROPERTY - CASUALTY
               INSURERS (3.5%)
         322   Berkshire Hathaway,
                Inc. (Class B)*                                                   906,430
         850   White Mountain Insurance
                Group, Ltd.                                                       390,958
                                                                         ----------------
                                                                                1,297,388
                                                                         ----------------
               PUBLISHING: NEWSPAPERS (1.0%)
       5,600   Media General, Inc.
                (Class A)                                                         364,560
                                                                         ----------------
               REAL ESTATE INVESTMENT
               TRUSTS (0.4%)
       5,300   Plum Creek Timber Co.,
                Inc.                                                              161,385
                                                                         ----------------
               REGIONAL BANKS (0.7%)
       7,000   UCBH Holdings, Inc.                                                272,790
                                                                         ----------------
               RESTAURANTS (1.9%)
       6,600   P.F. Chang's China Bistro,
                Inc.*                                                             335,808
      11,625   Sonic Corp.*                                                       355,958
                                                                         ----------------
                                                                                  691,766
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                     VALUE
-----------------------------------------------------------------------------------------
               SEMICONDUCTORS (4.9%)
      14,400   Fairchild Semiconductor Corp.
                (Class A)*                                               $        359,568
       8,900   Linear Technology Corp.                                            374,423
       9,300   Marvell Technology Group
                Ltd. (Bermuda)*                                                   352,749
       6,100   Rambus Inc.*                                                       187,270
      18,100   Texas Instruments Inc.                                             531,778
                                                                         ----------------
                                                                                1,805,788
                                                                         ----------------
               SERVICES TO THE HEALTH
               INDUSTRY (2.4%)
      11,100   IMS Health Inc.                                                    275,946
      13,075   Stericycle, Inc.*                                                  610,603
                                                                         ----------------
                                                                                  886,549
                                                                         ----------------
               SPECIALTY STORES (2.0%)
       9,300   Tractor Supply Co.*                                                361,677
      12,700   Tuesday Morning Corp.*                                             384,175
                                                                         ----------------
                                                                                  745,852
                                                                         ----------------
               SPECIALTY
               TELECOMMUNICATIONS (6.3%)
      52,600   Crown Castle International
                Corp.*                                                            580,178
      17,925   IDT Corp. (Class B)*                                               414,605
      12,085   NTL, Inc.*                                                         842,929
      53,600   PTEK Holdings, Inc.*                                               472,216
                                                                         ----------------
                                                                                2,309,928
                                                                         ----------------
               TELECOMMUNICATION
               EQUIPMENT (1.1%)
       7,500   QUALCOMM Inc.                                                      404,475
                                                                         ----------------
               TRUCKING (1.0%)
      16,500   Overnite Corp.*                                                    375,375
                                                                         ----------------
               WHOLESALE DISTRIBUTORS (1.1%)
      11,100   Imagistics International
                Inc.*                                                             416,250
                                                                         ----------------
               TOTAL COMMON STOCKS
                (COST $31,418,582)                                             36,346,058
                                                                         ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                     VALUE
-----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (1.9%)
               REPURCHASE AGREEMENT
$        692   Joint repurchase agreement
                account
                0.98% due 01/02/04
                (dated 12/31/03;
                proceeds $692,038) (a)
                (COST $692,000)                                          $        692,000
                                                                         ----------------
TOTAL INVESTMENTS
 (COST $32,110,582) (b)                      100.7%                            37,038,058
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                       (0.7)                              (263,439)
                                             -----                       ----------------
NET ASSETS                                   100.0%                      $     36,774,619
                                             =====                       ================

   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $32,128,947. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,346,910 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $437,799, RESULTING IN NET UNREALIZED APPRECIATION OF $4,909,111.

                        SEE NOTES TO FINANCIAL STATEMENTS

Global Equity

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  NUMBER OF
    SHARES                                                                     VALUE
-----------------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS (97.7%)
               AUSTRALIA (0.3%)
               MAJOR BANKS
      20,000   Westpac Banking Corp.                                     $        240,362
                                                                         ----------------
               BELGIUM (0.4%)
               FINANCIAL CONGLOMERATES
      20,000   Fortis                                                             401,178
                                                                         ----------------
               BRAZIL (0.3%)
               INTEGRATED OIL
      10,000   Petroleo Brasileiro S.A. (ADR)                                     292,400
                                                                         ----------------
               CANADA (0.6%)
               INTEGRATED OIL
      22,000   Suncor Energy, Inc.                                                551,740
                                                                         ----------------
               CHINA (2.0%)
               ELECTRIC UTILITIES
     250,000   Huaneng Power International,
                Inc. (Class H)                                                    433,072
                                                                         ----------------
               LIFE/HEALTH INSURANCE
   1,500,000   China Life Insurance
                Co., Ltd.*                                                      1,226,769
                                                                         ----------------
               MAJOR TELECOMMUNICATIONS
     200,000   China Unicom Ltd.                                                  186,752
                                                                         ----------------
               TOTAL CHINA                                                      1,846,593
                                                                         ----------------
               FINLAND (0.7%)
               PULP & PAPER
      25,000   Stora Enso Oyj
                (Registered Shares)                                               335,993
                                                                         ----------------
               TELECOMMUNICATION EQUIPMENT
      20,100   Nokia Corp. (Class A) (ADR)                                        341,700
                                                                         ----------------
               TOTAL FINLAND                                                      677,693
                                                                         ----------------
               FRANCE (6.5%)
               ADVERTISING/MARKETING SERVICES
      15,000   Publicis Groupe                                                    485,113
                                                                         ----------------
               AEROSPACE & DEFENSE
      10,400   Thales S.A.                                                        348,778
                                                                         ----------------
               AUTO PARTS: O.E.M.
       8,000   Valeo S.A.                                                $        319,634
                                                                         ----------------
               AUTOMOTIVE AFTERMARKET
       9,000   Compagnie Generale des
                Etablissements Michelin
                (B Shares)                                                        412,025
                                                                         ----------------
               ENGINEERING & CONSTRUCTION
       4,000   Vinci S.A.                                                         330,456
                                                                         ----------------
               FOOD: MAJOR DIVERSIFIED
       6,000   Groupe Danone                                                      977,022
                                                                         ----------------
               INTEGRATED OIL
       5,022   Total S.A.                                                         931,522
                                                                         ----------------
               MAJOR BANKS
      10,200   BNP Paribas S.A.                                                   640,757
                                                                         ----------------
               MAJOR TELECOMMUNICATIONS
       7,000   France Telecom S.A.*                                               199,608
                                                                         ----------------
               MEDIA CONGLOMERATES
      20,000   Vivendi Universal S.A.*                                            484,987
                                                                         ----------------
               REGIONAL BANKS
      12,000   Credit Agricole S.A.                                               285,858
                                                                         ----------------
               SEMICONDUCTORS
      17,900   STMicroelectronics NV                                              484,295
                                                                         ----------------
               TOTAL FRANCE                                                     5,900,055
                                                                         ----------------
               GERMANY (4.9%)
               AUTO PARTS: O.E.M.
      10,000   Continental AG                                                     378,401
                                                                         ----------------
               BROADCASTING
      25,000   ProSiebenSat.1
                Media AG (Pref.)                                                  416,845
                                                                         ----------------
               CHEMICALS: MAJOR DIVERSIFIED
       9,000   BASF AG                                                            504,895
                                                                         ----------------
               ELECTRIC UTILITIES
       8,000   E. ON AG                                                           520,877
                                                                         ----------------
               INDUSTRIAL CONGLOMERATES
      15,000   MAN AG                                                             453,968
       6,500   Siemens AG                                                         519,404
                                                                         ----------------
                                                                                  973,372
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               INDUSTRIAL SPECIALTIES
      12,000   SGL Carbon AG*                                            $        200,841
                                                                         ----------------
               MAJOR BANKS
       6,000   Deutsche Bank AG
                (Registered Shares)                                               496,061
                                                                         ----------------
               MOTOR VEHICLES
       3,000   Bayerische Motoren Werke
                (BMW) AG                                                          138,739
       8,000   Volkswagen AG                                                      444,467
                                                                         ----------------
                                                                                  583,206
                                                                         ----------------
               PACKAGED SOFTWARE
       2,500   SAP AG                                                             418,890
                                                                         ----------------
               TOTAL GERMANY                                                    4,493,388
                                                                         ----------------
               HONG KONG (0.4%)
               ELECTRIC UTILITIES
     690,000   China Resources Power
                Holdings Co., Ltd.*                                               322,147
                                                                         ----------------
               IRELAND (0.6%)
               MAJOR BANKS
      37,500   Bank of Ireland                                                    510,596
                                                                         ----------------
               ITALY (0.8%)
               INTEGRATED OIL
      36,500   ENI SpA                                                            687,137
                                                                         ----------------
               JAPAN (9.9%)
               BROADCASTING
          70   Fuji Television Network, Inc.                                      377,991
                                                                         ----------------
               ELECTRONIC COMPONENTS
       3,000   Hoya Corp.                                                         274,835
       5,000   TDK Corp.                                                          359,371
                                                                         ----------------
                                                                                  634,206
                                                                         ----------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
      25,000   Canon, Inc.                                                      1,161,437
      63,000   Konica Minolta Holdings, Inc.                                      845,201
      41,000   Ricoh Co., Ltd.                                                    807,327
                                                                         ----------------
                                                                                2,813,965
                                                                         ----------------
               ELECTRONICS/APPLIANCES
      10,000   Fuji Photo Film Co., Ltd.                                 $        322,130
                                                                         ----------------
               FOOD RETAIL
       8,000   Ito-Yokado Co., Ltd.                                               251,001
                                                                         ----------------
               GAS DISTRIBUTORS
     200,000   Tokyo Gas Co., Ltd.                                                711,293
                                                                         ----------------
               INDUSTRIAL CONGLOMERATES
      63,200   Hitachi, Ltd.                                                      380,106
                                                                         ----------------
               INDUSTRIAL MACHINERY
      12,900   Fanuc Ltd.                                                         771,045
                                                                         ----------------
               INVESTMENT BANKS/BROKERS
      27,400   Nomura Holdings, Inc.                                              465,553
                                                                         ----------------
               MAJOR BANKS
          40   Mitsubishi Tokyo Financial
                Group, Inc.                                                       311,330
                                                                         ----------------
               MAJOR TELECOMMUNICATIONS
          75   Nippon Telegraph &
                Telephone Corp. (NTT)                                             361,000
                                                                         ----------------
               MOTOR VEHICLES
      10,000   Toyota Motor Corp.                                                 337,026
                                                                         ----------------
               PHARMACEUTICALS: MAJOR
      15,000   Takeda Chemical Industries,
                Ltd.                                                              593,520
                                                                         ----------------
               RAILROADS
          90   East Japan Railway Co.                                             423,145
                                                                         ----------------
               WIRELESS TELECOMMUNICATIONS
         100   NTT DoCoMo, Inc.                                                   226,236
                                                                         ----------------
               TOTAL JAPAN                                                      8,979,547
                                                                         ----------------
               NETHERLANDS (2.3%)
               ELECTRONIC PRODUCTION
               EQUIPMENT
      21,000   ASML Holding NV*                                                   415,423
                                                                         ----------------
               FINANCIAL CONGLOMERATES
      15,000   ING Groep NV
                (Share Certificates)                                              349,017
                                                                         ----------------
               INTEGRATED OIL
      16,000   Royal Dutch Petroleum Co.                                          841,618
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               MAJOR TELECOMMUNICATIONS
      20,000   Koninklijke (Royal) KPN NV*                               $        154,028
                                                                         ----------------
               PERSONNEL SERVICES
      20,000   Vedior NV                                                          312,083
                                                                         ----------------
               TOTAL NETHERLANDS                                                2,072,169
                                                                         ----------------
               NORWAY (0.7%)
               MAJOR TELECOMMUNICATIONS
     100,000   Telenor ASA                                                        651,910
                                                                         ----------------
               PORTUGAL (0.2%)
               MAJOR TELECOMMUNICATIONS
      22,000   Portugal Telecom, SGPS, S.A.
                (Registered Shares)                                               220,925
                                                                         ----------------
               RUSSIA (0.3%)
               WIRELESS TELECOMMUNICATIONS
       3,800   AO VimpelCom
                (Sponsored ADR)*                                                  279,300
                                                                         ----------------
               SPAIN (0.7%)
               BROADCASTING
          67   Antena 3 Television, S.A.*                                           2,946
                                                                         ----------------
               ENGINEERING & CONSTRUCTION
       7,343   ACS, Actividades
                de Construccion y
                Servicios, S.A.                                                   357,604
                                                                         ----------------
               MAJOR TELECOMMUNICATIONS
      20,000   Telefonica S.A.*                                                   292,955
                                                                         ----------------
               TOTAL SPAIN                                                        653,505
                                                                         ----------------
               SWEDEN (0.6%)
               METAL FABRICATIONS
      10,000   AB SKF (B Shares)                                                  386,309
                                                                         ----------------
               TELECOMMUNICATION EQUIPMENT
     100,000   Telefonaktiebolaget LM
                Ericsson
                (B Shares)*                                                       179,259
                                                                         ----------------
               TOTAL SWEDEN                                                       565,568
                                                                         ----------------
               SWITZERLAND (3.1%)
               FINANCIAL CONGLOMERATES
       6,000   UBS AG (Registered Shares)                                $        409,673
                                                                         ----------------
               MAJOR BANKS
      14,000   Credit Suisse Group                                                510,681
                                                                         ----------------
               MULTI-LINE INSURANCE
      11,300   Converium Holding AG                                               598,932
                                                                         ----------------
               PERSONNEL SERVICES
      12,000   Adecco S.A. (Registered Shares)                                    769,045
                                                                         ----------------
               PROPERTY - CASUALTY INSURERS
       8,000   Swiss Re
                (Registered Shares)                                               538,493
                                                                         ----------------
               TOTAL SWITZERLAND                                                2,826,824
                                                                         ----------------
               UNITED KINGDOM (5.9%)
               ADVERTISING/MARKETING SERVICES
      45,000   WPP Group PLC                                                      440,731
                                                                         ----------------
               FINANCIAL CONGLOMERATES
      25,000   Lloyds TSB Group PLC                                               199,987
                                                                         ----------------
               FOOD: MAJOR DIVERSIFIED
      32,000   Unilever PLC                                                       297,553
                                                                         ----------------
               INDUSTRIAL CONGLOMERATES
      60,000   Tomkins PLC                                                        286,589
                                                                         ----------------
               INTEGRATED OIL
      18,256   BP PLC (ADR)                                                       900,934
                                                                         ----------------
               MAJOR BANKS
      30,000   HSBC Holdings PLC                                                  473,320
       6,000   Royal Bank of Scotland
                Group PLC                                                         176,346
                                                                         ----------------
                                                                                  649,666
                                                                         ----------------
               MOVIES/ENTERTAINMENT
      70,000   Rank Group PLC                                                     349,040
                                                                         ----------------
               OTHER METALS/MINERALS
      80,000   BHP Billiton PLC                                                   697,098
      23,300   Rio Tinto PLC                                                      641,957
                                                                         ----------------
                                                                                1,339,055
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATIONS
     351,534   Vodafone Group PLC                                        $        869,363
                                                                         ----------------
               TOTAL UNITED KINGDOM                                             5,332,918
                                                                         ----------------
               UNITED STATES (56.5%)
               AEROSPACE & DEFENSE
      22,900   Northrop Grumman Corp.                                           2,189,240
                                                                         ----------------
               AGRICULTURAL COMMODITIES/MILLING
      73,500   Archer-Daniels-Midland Co.                                       1,118,670
                                                                         ----------------
               APPAREL/FOOTWEAR RETAIL
      70,000   Gap, Inc. (The)                                                  1,624,700
                                                                         ----------------
               BEVERAGES: NON-ALCOHOLIC
      22,100   Coca-Cola Co. (The)                                              1,121,575
                                                                         ----------------
               BIOTECHNOLOGY
      28,900   Gilead Sciences, Inc.*                                           1,680,246
                                                                         ----------------
               CHEMICALS: MAJOR DIVERSIFIED
      44,400   Dow Chemical Co. (The)                                           1,845,708
                                                                         ----------------
               COMPUTER COMMUNICATIONS
      75,100   Cisco Systems, Inc.*                                             1,824,179
                                                                         ----------------
               ELECTRIC UTILITIES
      57,000   Southern Co. (The)                                               1,724,250
                                                                         ----------------
               ELECTRICAL PRODUCTS
      34,000   Emerson Electric Co.                                             2,201,500
                                                                         ----------------
               ELECTRONIC COMPONENTS
     121,900   Flextronics International Ltd.*                                  1,808,996
                                                                         ----------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
      71,600   Applied Materials, Inc.*                                         1,607,420
                                                                         ----------------
               FINANCIAL CONGLOMERATES
      37,300   Citigroup Inc.                                                   1,810,542
      50,300   J.P. Morgan Chase & Co.                                          1,847,519
                                                                         ----------------
                                                                                3,658,061
                                                                         ----------------
               FOOD: MAJOR DIVERSIFIED
      47,000   Kellogg Co.                                                      1,789,760
                                                                         ----------------
               INFORMATION TECHNOLOGY SERVICES
      17,500   International Business
                Machines Corp.                                                  1,621,900
                                                                         ----------------
               INTEGRATED OIL
      46,700   Exxon Mobil Corp.                                         $      1,914,700
                                                                         ----------------
               MAJOR BANKS
      19,600   Bank of America Corp.                                            1,576,428
                                                                         ----------------
               MANAGED HEALTH CARE
      24,300   Oxford Health Plans, Inc.*                                       1,057,050
                                                                         ----------------
               MEDIA CONGLOMERATES
      92,000   Time Warner Inc.*                                                1,655,080
                                                                         ----------------
               MULTI-LINE INSURANCE
      24,000   American International
                Group, Inc.                                                     1,590,720
                                                                         ----------------
               OIL & GAS PRODUCTION
      32,600   Burlington Resources, Inc.                                       1,805,388
                                                                         ----------------
               PHARMACEUTICALS: MAJOR
      18,700   Lilly (Eli) & Co.                                                1,315,171
      50,500   Pfizer Inc.                                                      1,784,165
      42,400   Wyeth                                                            1,799,880
                                                                         ----------------
                                                                                4,899,216
                                                                         ----------------
               PRECIOUS METALS
      31,900   Newmont Mining Corp.                                             1,550,659
                                                                         ----------------
               PROPERTY - CASUALTY INSURERS
     106,429   Travelers Property Casualty
                Corp. (Class B)                                                 1,806,100
                                                                         ----------------
               SEMICONDUCTORS
      62,200   Intel Corp.                                                      2,002,840
                                                                         ----------------
               SPECIALTY STORES
      43,200   Bed Bath & Beyond Inc.*                                          1,872,720
                                                                         ----------------
               TELECOMMUNICATIONS
      67,000   SBC Communications, Inc.                                         1,746,690
                                                                         ----------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
      27,400   Caterpillar Inc.                                                 2,274,748
                                                                         ----------------
               TOTAL UNITED STATES                                             51,568,544
                                                                         ----------------
               TOTAL COMMON AND
                PREFERRED STOCKS
                (COST $77,375,334)                                             89,074,499
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                     VALUE
-----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (1.9%)
               REPURCHASE AGREEMENT
$      1,767   Joint repurchase agreement
                account 0.98% due
                01/02/04 (dated 12/31/03;
                proceeds 1,767,096) (a)
                (COST $1,767,000)                                        $      1,767,000
                                                                         ----------------
TOTAL INVESTMENTS
 (COST $79,142,334) (b)                       99.6%                            90,841,499
OTHER ASSETS IN EXCESS
  OF LIABILITIES                               0.4                                358,887
                                             -----                       ----------------
NET ASSETS                                   100.0%                      $     91,200,386
                                             =====                       ================

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $14,804,517 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,105,352, RESULTING IN NET UNREALIZED APPRECIATION OF $11,699,165.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT DECEMBER 31, 2003:

  CONTRACT          IN EXCHANGE     DELIVERY       UNREALIZED
 TO DELIVER             FOR           DATE        DEPRECIATION
--------------------------------------------------------------
HKD   3,342,170     $   430,431     01/05/04        $  (22)

CURRENCY ABBREVIATION:
HKD     Hong Kong Dollar.

                        SEE NOTES TO FINANCIAL STATEMENTS

Global Equity

SUMMARY OF INVESTMENTS - DECEMBER 31, 2003

                                                           PERCENT OF
INDUSTRY                                   VALUE           NET ASSETS
---------------------------------------------------------------------
Advertising/Marketing
 Services                             $       925,844          1.0%
Aerospace & Defense                         2,538,018          2.8
Agricultural
 Commodities/Milling                        1,118,670          1.2
Apparel/Footwear Retail                     1,624,700          1.8
Auto Parts: O.E.M.                            698,035          0.8
Automotive Aftermarket                        412,025          0.4
Beverages: Non-Alcoholic                    1,121,575          1.2
Biotechnology                               1,680,246          1.8
Broadcasting                                  797,782          0.9
Chemicals: Major
 Diversified                                2,350,603          2.6
Computer Communications                     1,824,179          2.0
Electric Utilities                          3,000,346          3.3
Electrical Products                         2,201,500          2.4
Electronic Components                       2,443,202          2.7
Electronic
 Equipment/Instruments                      2,813,965          3.1
Electronic Production
 Equipment                                  2,022,843          2.2
Electronics/Appliances                        322,130          0.3
Engineering &
 Construction                                 688,060          0.8
Financial Conglomerates                     5,017,916          5.5
Food Retail                                   251,001          0.3
Food: Major Diversified                     3,064,335          3.4
Gas Distributors                              711,293          0.8
Industrial Conglomerates                    1,640,067          1.8
Industrial Machinery                          771,045          0.8
Industrial Specialties                        200,841          0.2
Information Technology
 Services                                   1,621,900          1.8
Integrated Oil                              6,120,051          6.7
Investment Banks/Brokers                      465,553          0.5
Life/Health Insurance                       1,226,769          1.3
Major Banks                                 4,935,881          5.4
Major Telecommunications                    2,067,178          2.3
Managed Health Care                         1,057,050          1.2
Media Conglomerates                   $     2,140,067          2.3%
Metal Fabrications                            386,309          0.4
Motor Vehicles                                920,232          1.0
Movies/Entertainment                          349,040          0.4
Multi-Line Insurance                        2,189,652          2.4
Oil & Gas Production                        1,805,388          2.0
Other Metals/Minerals                       1,339,055          1.5
Packaged Software                             418,890          0.5
Personnel Services                          1,081,128          1.2
Pharmaceuticals: Major                      5,492,736          6.0
Precious Metals                             1,550,659          1.7
Property - Casualty
 Insurers                                   2,344,593          2.6
Pulp & Paper                                  335,993          0.4
Railroads                                     423,145          0.5
Regional Banks                                285,858          0.3
Repurchase Agreement                        1,767,000          1.9
Semiconductors                              2,487,135          2.7
Specialty Stores                            1,872,720          2.0
Telecommunication
 Equipment                                    520,959          0.6
Telecommunications                          1,746,690          1.9
Trucks/Construction/
 Farm Machinery                             2,274,748          2.5
Wireless
 Telecommunications                         1,374,899          1.5
                                      ---------------         ----
                                      $    90,841,499         99.6%
                                      ===============         ====

TYPE OF INVESTMENT
---------------------------------------------------------------------
Common Stocks                         $    88,657,654         97.2%
Preferred Stock                               416,845          0.5
Short-Term Investment                       1,767,000          1.9
                                      ---------------         ----
                                      $    90,841,499         99.6%
                                      ===============         ====

                        SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS (99.5%)
               ADVERTISING/MARKETING
               SERVICES (1.1%)
       6,600   Getty Images, Inc.*                                       $        330,858
       8,200   R.H. Donnelley Corp.*                                              326,688
                                                                         ----------------
                                                                                  657,546
                                                                         ----------------
               AEROSPACE & DEFENSE (0.5%)
       8,800   Empresa Brasileira
                de Aeronautica S.A.
                (ADR) (Pref.) (Brazil)                                            308,264
                                                                         ----------------
               AIR FREIGHT/COURIERS (1.0%)
      15,250   C.H. Robinson Worldwide,
                Inc.                                                              578,127
                                                                         ----------------
               AIRLINES (0.4%)
       9,500   JetBlue Airways Corp.*                                             251,940
                                                                         ----------------
               APPAREL/FOOTWEAR (0.8%)
      13,200   Coach, Inc.*                                                       498,300
                                                                         ----------------
               APPAREL/FOOTWEAR RETAIL (1.8%)
      17,825   Chico's FAS, Inc.*                                                 658,634
      19,100   TJX Companies,
                Inc. (The)                                                        421,155
                                                                         ----------------
                                                                                1,079,789
                                                                         ----------------
               AUTO PARTS: O.E.M. (0.5%)
       6,900   Gentex Corp.                                                       304,704
                                                                         ----------------
               BEVERAGES:
               NON-ALCOHOLIC (0.8%)
      17,600   Cott Corp. (Canada)*                                               492,976
                                                                         ----------------
               BIOTECHNOLOGY (4.1%)
      10,100   Celgene Corp.*                                                     454,702
      11,500   Genzyme Corp.*                                                     567,410
       6,600   ICOS Corp.*                                                        272,448
       6,600   IDEXX Laboratories, Inc.*                                          305,448
      11,400   MedImmune, Inc.*                                                   289,560
      15,000   Millennium Pharmaceuticals,
                Inc.*                                                             280,050
      10,900   NPS Pharmaceuticals, Inc.*                                         335,066
                                                                         ----------------
                                                                                2,504,684
                                                                         ----------------
               BROADCASTING (4.9%)
      22,550   Citadel Broadcasting Corp.*                               $        504,443
      32,975   Radio One, Inc. (Class D)*                                         636,417
      31,400   Univision Communications
                Inc. (Class A)*                                                 1,246,266
      16,900   Westwood One, Inc.*                                                578,149
                                                                         ----------------
                                                                                2,965,275
                                                                         ----------------
               CASINO/GAMING (7.3%)
      33,525   GTECH Holdings Corp.                                             1,659,152
      25,000   International Game
                Technology                                                        892,500
      30,000   Station Casinos, Inc.                                              918,900
      33,450   Wynn Resorts, Ltd.*                                                936,934
                                                                         ----------------
                                                                                4,407,486
                                                                         ----------------
               COMPUTER PERIPHERALS (0.9%)
      26,500   Network Appliance, Inc.*                                           544,045
                                                                         ----------------
               CONTAINERS/PACKAGING (0.8%)
       8,600   Sealed Air Corp.*                                                  465,604
                                                                         ----------------
               DATA PROCESSING
               SERVICES (3.4%)
      20,100   Alliance Data Systems Corp.*                                       556,368
      10,600   Global Payments Inc.                                               499,472
      11,600   Paychex, Inc.                                                      431,520
      20,900   SunGard Data Systems Inc.*                                         579,139
                                                                         ----------------
                                                                                2,066,499
                                                                         ----------------
               DISCOUNT STORES (2.2%)
      15,800   Dollar General Corp.                                               331,642
      33,200   Dollar Tree Stores, Inc.*                                          997,992
                                                                         ----------------
                                                                                1,329,634
                                                                         ----------------
               ELECTRONIC COMPONENTS (1.0%)
       5,800   Amphenol Corp. (Class A)*                                          370,794
       5,150   QLogic Corp.*                                                      265,740
                                                                         ----------------
                                                                                  636,534
                                                                         ----------------
               ELECTRONIC DISTRIBUTORS (0.5%)
       4,900   CDW Corp.                                                          283,024
                                                                         ----------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (0.9%)
      10,500   Diebold, Inc.                                                      565,635
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (3.5%)
      15,200   ASML Holding N.V.
                (Netherlands)*                                           $        304,760
       6,000   KLA-Tencor Corp.*                                                  352,020
      10,700   Lam Research Corp.*                                                345,610
      11,300   Novellus Systems, Inc.*                                            475,165
      18,500   Synopsys, Inc.*                                                    624,560
                                                                         ----------------
                                                                                2,102,115
                                                                         ----------------
               ELECTRONICS/APPLIANCES (1.8%)
      14,550   Harman International
                Industries, Inc.                                                1,076,409
                                                                         ----------------
               ENERGY (0.9%)
      14,700   Questar Corp.                                                      516,705
                                                                         ----------------
               FINANCE/RENTAL/LEASING (0.9%)
      17,650   Doral Financial Corp.                                              569,742
                                                                         ----------------
               FINANCIAL CONGLOMERATES (0.5%)
       9,900   Brascan Corp.
                (Class A) (Canada)                                                302,346
                                                                         ----------------
               FINANCIAL PUBLISHING/
               SERVICES (2.3%)
       6,500   D&B Corp.*                                                         329,615
      24,700   Interactive Data Corp.*                                            409,032
      11,300   Moody's Corp.                                                      684,215
                                                                         ----------------
                                                                                1,422,862
                                                                         ----------------
               FOOD DISTRIBUTORS (0.7%)
      16,600   ARAMARK Corp. (Class B)                                            455,172
                                                                         ----------------
               HOME BUILDING (1.4%)
       3,000   Lennar Corp. (Class A)                                             288,000
       1,200   NVR, Inc.*                                                         559,200
                                                                         ----------------
                                                                                  847,200
                                                                         ----------------
               HOME FURNISHINGS (0.5%)
       4,100   Mohawk Industries, Inc.*                                           289,214
                                                                         ----------------
               HOSPITAL/NURSING
               MANAGEMENT (0.5%)
      11,500   Community Health Systems
                Inc.*                                                             305,670
                                                                         ----------------
               HOTELS/RESORTS/
               CRUISELINES (2.5%)
      44,550   Royal Caribbean Cruises Ltd.
                (Liberia)                                                $      1,549,894
                                                                         ----------------
               INDUSTRIAL MACHINERY (0.5%)
       7,800   Graco Inc.                                                         312,780
                                                                         ----------------
               INDUSTRIAL SPECIALTIES (0.5%)
      10,500   Ecolab Inc.                                                        287,385
                                                                         ----------------
               INFORMATION TECHNOLOGY
               SERVICES (1.0%)
       6,500   Cognizant Technology Solutions
                Corp.*                                                            296,660
      13,900   PeopleSoft, Inc.*                                                  316,920
                                                                         ----------------
                                                                                  613,580
                                                                         ----------------
               INSURANCE BROKERS/
               SERVICES (1.0%)
      16,100   ChoicePoint Inc.*                                                  613,249
                                                                         ----------------
               INTEGRATED OIL (0.5%)
      12,900   Suncor Energy, Inc.
                (Canada)                                                          323,274
                                                                         ----------------
               INTERNET SOFTWARE/
               SERVICES (0.6%)
      24,500   Siebel Systems, Inc.*                                              339,815
                                                                         ----------------
               INVESTMENT BANKS/
               BROKERS (2.1%)
      59,000   AmeriTrade Holding Corp.*                                          830,130
       5,700   Legg Mason, Inc.                                                   439,926
                                                                         ----------------
                                                                                1,270,056
                                                                         ----------------
               INVESTMENT MANAGERS (1.3%)
       4,400   Affiliated Managers
                Group, Inc.*                                                      306,196
      17,000   Federated Investors,
                Inc. (Class B)                                                    499,120
                                                                         ----------------
                                                                                  805,316
                                                                         ----------------
               MANAGED HEALTH CARE (0.6%)
       5,400   Coventry Health Care, Inc.*                                        348,246
                                                                         ----------------
               MEDICAL DISTRIBUTORS (0.5%)
       4,350   Patterson Dental Co.*                                              279,096
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               MEDICAL SPECIALTIES (4.4%)
       7,650   Bard (C.R.), Inc.                                         $        621,562
       5,850   St. Jude Medical, Inc.*                                            358,898
      17,400   Varian Medical Systems, Inc.*                                    1,202,340
       7,050   Zimmer Holdings, Inc.*                                             496,320
                                                                         ----------------
                                                                                2,679,120
                                                                         ----------------
               MEDICAL/NURSING
               SERVICES (0.5%)
      10,000   Lincare Holdings, Inc.*                                            300,300
                                                                         ----------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (2.2%)
      12,050   Corporate Executive
                Board Co.*                                                        562,374
      12,500   Iron Mountain Inc.*                                                494,250
      11,700   Viad Corp.                                                         292,500
                                                                         ----------------
                                                                                1,349,124
                                                                         ----------------
               OIL & GAS PRODUCTION (1.1%)
      20,000   Pioneer Natural
                Resources Co.*                                                    638,600
                                                                         ----------------
               OILFIELD SERVICES/
               EQUIPMENT (2.6%)
      16,700   BJ Services Co.*                                                   599,530
      24,350   Smith International, Inc.*                                       1,011,012
                                                                         ----------------
                                                                                1,610,542
                                                                         ----------------
               OTHER CONSUMER
               SERVICES (2.8%)
       7,500   Apollo Group, Inc. (Class A)*                                      510,000
      17,200   DeVry, Inc.*                                                       432,236
      15,600   ITT Educational Services, Inc.*                                    732,732
                                                                         ----------------
                                                                                1,674,968
                                                                         ----------------
               PACKAGED SOFTWARE (4.3%)
      13,000   Adobe Systems, Inc.                                                510,900
       6,000   Cognos, Inc. (Canada)*                                             183,720
      12,750   Mercury Interactive Corp.*                                         620,160
      63,500   Novell, Inc.*                                                      668,020
      18,400   Symantec Corp.*                                                    637,560
                                                                         ----------------
                                                                                2,620,360
                                                                         ----------------
               PHARMACEUTICALS:
               GENERIC DRUGS (0.2%)
       4,900   Valeant Pharmaceuticals
                International                                            $        123,235
                                                                         ----------------
               PHARMACEUTICALS: OTHER (1.7%)
       6,250   Allergan, Inc.                                                     480,063
      11,800   Endo Pharmaceuticals
                Holdings, Inc.*                                                   227,268
      10,900   Shire Pharmaceuticals
                Group PLC (ADR)
                (United Kingdom)*                                                 316,645
                                                                         ----------------
                                                                                1,023,976
                                                                         ----------------
               PRECIOUS METALS (1.8%)
      14,500   Freeport-McMoRan
                Copper & Gold, Inc.
                 (Class B)                                                        610,885
      25,900   Placer Dome Inc. (Canada)                                          463,869
                                                                         ----------------
                                                                                1,074,754
                                                                         ----------------
               PROPERTY - CASUALTY
               INSURERS (1.0%)
       1,385   White Mountain Insurance
                Group, Ltd.                                                       637,031
                                                                         ----------------
               REAL ESTATE INVESTMENT
               TRUSTS (0.4%)
       8,900   Plum Creek Timber Co., Inc.                                        271,005
                                                                         ----------------
               RECREATIONAL PRODUCTS (0.8%)
      10,400   Electronic Arts Inc.*                                              496,912
                                                                         ----------------
               REGIONAL BANKS (0.7%)
      11,400   UCBH Holdings, Inc.                                                444,258
                                                                         ----------------
               RESTAURANTS (1.7%)
      10,100   Outback Steakhouse, Inc.                                           446,521
       5,800   P.F. Chang's China Bistro, Inc.*                                   295,104
       9,800   Sonic Corp.*                                                       300,076
                                                                         ----------------
                                                                                1,041,701
                                                                         ----------------
               SAVINGS BANKS (0.6%)
      15,300   Sovereign Bancorp, Inc.                                            363,375
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
               SEMICONDUCTORS (4.9%)
      94,700   Agere Systems
                Inc. (Class A)*                                          $        288,835
       8,500   Broadcom Corp. (Class A)*                                          289,765
      24,400   Fairchild Semiconductor
                Corp. (Class A)*                                                  609,268
      11,300   Integrated Circuit Systems, Inc.*                                  321,937
       7,300   Linear Technology Corp.                                            307,111
      15,050   Marvell Technology
                Group Ltd. (Bermuda)*                                             570,847
       7,000   National Semiconductor Corp.*                                      275,870
      10,100   Rambus Inc.*                                                       310,070
                                                                         ----------------
                                                                                2,973,703
                                                                         ----------------
               SERVICES TO THE HEALTH
               INDUSTRY (2.5%)
      18,400   IMS Health Inc.                                                    457,424
      22,475   Stericycle, Inc.*                                                1,049,583
                                                                         ----------------
                                                                                1,507,007
                                                                         ----------------
               SPECIALTY INSURANCE (0.9%)
      10,800   Radian Group, Inc.                                                 526,500
                                                                         ----------------
               SPECIALTY STORES (2.0%)
      20,600   PETSMART, Inc.                                                     490,280
      10,200   Tiffany & Co.                                                      461,040
       7,100   Tractor Supply Co.*                                                276,119
                                                                         ----------------
                                                                                1,227,439
                                                                         ----------------
               SPECIALTY
               TELECOMMUNICATIONS (4.8%)
      83,500   Crown Castle
                International Corp.*                                              921,005
      28,100   IDT Corp. (Class B)*                                               649,953
      19,626   NTL, Inc.*                                                       1,368,914
                                                                         ----------------
                                                                                2,939,872
                                                                         ----------------
               TELECOMMUNICATION
               EQUIPMENT (0.6%)
      37,500   Corning Inc.*                                                      391,125
                                                                         ----------------
               TOTAL COMMON AND
                PREFERRED STOCKS
                 (COST $51,535,962)                                            60,485,099
                                                                         ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                     VALUE
-----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS (0.8%)
               REPURCHASE AGREEMENT
$        497   Joint repurchase agreement
                account 0.98% due
                01/02/04 (dated 12/31/03;
                proceeds $497,027) (a)
                (COST $497,000)                                          $        497,000
                                                                         ----------------
TOTAL INVESTMENTS
 (COST $52,032,962) (b)                      100.3%                            60,982,099
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                       (0.3)                              (188,105)
                                             -----                       ----------------
NET ASSETS                                   100.0%                      $     60,793,994
                                             =====                       ================

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $52,052,417. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $9,432,707 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $503,025, RESULTING IN NET UNREALIZED APPRECIATION OF $8,929,682.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Dimensions Investment Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                               MONEY           FLEXIBLE           BALANCED
                                                               MARKET           INCOME             GROWTH
                                                           --------------   --------------    --------------
ASSETS:
Investments in securities, at value*                       $  130,885,746   $   73,342,773    $  110,327,370
Cash                                                                2,086       13,852,238               597
Receivable for:
  Investments sold                                                     --        1,681,742           145,670
  Interest/principal paydowns                                          --        1,060,885           426,652
  Dividends                                                            --               --           193,280
  Shares of beneficial interest sold                              231,760              814            22,085
  Foreign withholding taxes reclaimed                                  --              728                --
Prepaid expenses and other assets                                   1,875           14,692             3,478
                                                           --------------   --------------    --------------
    TOTAL ASSETS                                              131,121,467       89,953,872       111,119,132
                                                           --------------   --------------    --------------
LIABILITIES:
Payable for:
  Investments purchased                                                --       15,533,765         3,908,756
  Investment management fee                                        60,093           26,703            56,809
  Shares of beneficial interest redeemed                          116,597           29,122            62,561
  Distribution fee                                                  8,926            4,672             5,027
  Variation margin                                                     --           11,531             7,781
Unrealized depreciation on open forward foreign currency
  contracts                                                            --           99,530                --
Accrued expenses and other payables                                22,884           24,097            28,276
                                                           --------------   --------------    --------------
    TOTAL LIABILITIES                                             208,500       15,729,420         4,069,210
                                                           --------------   --------------    --------------
    NET ASSETS                                             $  130,912,967   $   74,224,452    $  107,049,922
                                                           ==============   ==============    ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $  130,912,927   $   94,110,574    $  104,859,591
Accumulated undistributed net investment income (net
  investment loss)                                                     40        2,169,219           (23,336)
Accumulated net realized loss                                          --      (18,648,080)      (13,293,683)
Net unrealized appreciation (depreciation)                             --       (3,407,261)       15,507,350
                                                           --------------   --------------    --------------
    NET ASSETS                                             $  130,912,967   $   74,224,452    $  107,049,922
                                                           ==============   ==============    ==============
    *COST                                                  $  130,885,746   $   76,613,986    $   94,782,970
                                                           ==============   ==============    ==============
CLASS X SHARES:
Net Assets                                                 $   91,730,234   $   53,269,756    $   84,151,452
Shares Outstanding (unlimited authorized shares of $.01
  par value)                                                   91,730,225        6,826,770         5,719,149
    NET ASSET VALUE PER SHARE                              $         1.00   $         7.80    $        14.71
                                                           ==============   ==============    ==============
CLASS Y SHARES:
Net Assets                                                 $   39,182,733   $   20,954,696    $   22,898,470
Shares Outstanding (unlimited authorized shares of $.01
  par value)                                                   39,182,701        2,691,996         1,559,472
    NET ASSET VALUE PER SHARE                              $         1.00   $         7.78    $        14.68
                                                           ==============   ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                               DIVIDEND         VALUE-ADDED
                                                             UTILITIES          GROWTH            MARKET             GROWTH
                                                           --------------    --------------    --------------    --------------
ASSETS:
Investments in securities, at value*                       $   77,404,896    $  407,567,319    $  191,141,927    $   47,021,150
Cash                                                                  959               915               149                --
Receivable for:
  Investments sold                                                512,236                --         5,791,416           865,797
  Interest/principal paydowns                                      49,175               569                80                --
  Dividends                                                       121,677           566,743           251,570            31,572
  Shares of beneficial interest sold                                7,978            49,445            56,674               249
  Foreign withholding taxes reclaimed                               8,371             5,414                --                --
Prepaid expenses and other assets                                   3,448             5,505             8,724            76,661
                                                           --------------    --------------    --------------    --------------
    TOTAL ASSETS                                               78,108,740       408,195,910       197,250,540        47,995,429
                                                           --------------    --------------    --------------    --------------
LIABILITIES:
Payable for:
  Investments purchased                                           803,901           160,999         6,433,632           681,815
  Investment management fee                                        44,316           224,807            83,080            33,474
  Shares of beneficial interest redeemed                           59,111           179,777           121,520            51,828
  Distribution fee                                                  2,947            11,239            10,140             1,506
  Variation margin                                                     --                --                --                --
Unrealized depreciation on open forward foreign currency
  contracts                                                            --                --                --                --
Accrued expenses and other payables                                29,622            35,890            28,304            20,621
                                                           --------------    --------------    --------------    --------------
    TOTAL LIABILITIES                                             939,897           612,712         6,676,676           789,244
                                                           --------------    --------------    --------------    --------------
    NET ASSETS                                             $   77,168,843    $  407,583,198    $  190,573,864    $   47,206,185
                                                           ==============    ==============    ==============    ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $  103,193,842    $  508,654,116    $  135,146,926    $   81,453,333
Accumulated undistributed net investment income (net
  investment loss)                                                (15,243)            1,327         1,594,467            80,357
Accumulated net realized loss                                 (43,208,521)     (191,279,385)       (1,848,526)      (40,192,171)
Net unrealized appreciation (depreciation)                     17,198,765        90,207,140        55,680,997         5,864,666
                                                           --------------    --------------    --------------    --------------
    NET ASSETS                                             $   77,168,843    $  407,583,198    $  190,573,864    $   47,206,185
                                                           ==============    ==============    ==============    ==============
    *COST                                                  $   60,206,131    $  317,360,179    $  135,460,930    $   41,156,484
                                                           ==============    ==============    ==============    ==============
CLASS X SHARES:
Net Assets                                                 $   63,728,363    $  356,055,755    $  143,019,477    $   40,356,249
Shares Outstanding (unlimited authorized shares of $.01
  par value)                                                    4,122,437        24,012,877         6,766,959         2,850,591
    NET ASSET VALUE PER SHARE                              $        15.46    $        14.83    $        21.13    $        14.16
                                                           ==============    ==============    ==============    ==============
CLASS Y SHARES:
Net Assets                                                 $   13,440,480    $   51,527,443    $   47,554,387    $    6,849,936
Shares Outstanding (unlimited authorized shares of $.01
  par value)                                                      869,938         3,479,898         2,265,781           487,654
    NET ASSET VALUE PER SHARE                              $        15.45    $        14.81    $        20.99    $        14.05
                                                           ==============    ==============    ==============    ==============

                                                             AMERICAN           CAPITAL                            DEVELOPING
                                                           OPPORTUNITIES     OPPORTUNITIES     GLOBAL EQUITY         GROWTH
                                                           --------------    --------------    --------------    --------------
ASSETS:
Investments in securities, at value*                       $  306,459,284    $   37,038,058    $   90,841,499    $   60,982,099
Cash                                                                  919               116                --               831
Receivable for:
  Investments sold                                                     --                --           430,453            54,224
  Interest/principal paydowns                                         151                19                --                --
  Dividends                                                       241,270             2,460            43,077             7,112
  Shares of beneficial interest sold                               29,792            16,497               907             3,270
  Foreign withholding taxes reclaimed                               6,217                --            51,371                --
Prepaid expenses and other assets                                  22,176                23             2,180                74
                                                           --------------    --------------    --------------    --------------
    TOTAL ASSETS                                              306,759,809        37,057,173        91,369,487        61,047,610
                                                           --------------    --------------    --------------    --------------
LIABILITIES:
Payable for:
  Investments purchased                                                --           187,991                --           153,767
  Investment management fee                                       170,344            24,552            79,908            27,184
  Shares of beneficial interest redeemed                          176,407            44,394            57,787            46,140
  Distribution fee                                                 10,191             2,506             1,641             1,490
  Variation margin                                                     --                --                --                --
Unrealized depreciation on open forward foreign currency
  contracts                                                            --                --                --                --
Accrued expenses and other payables                                46,694            23,111            29,765            25,035
                                                           --------------    --------------    --------------    --------------
    TOTAL LIABILITIES                                             403,636           282,554           169,101           253,616
                                                           --------------    --------------    --------------    --------------
    NET ASSETS                                             $  306,356,173    $   36,774,619    $   91,200,386    $   60,793,994
                                                           ==============    ==============    ==============    ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $  550,141,738    $  127,924,356    $   90,200,581    $  102,030,204
Accumulated undistributed net investment income (net
   investment loss)                                               877,204                --           194,057                --
Accumulated net realized loss                                (281,242,956)      (96,077,213)      (10,901,954)      (50,185,347)
Net unrealized appreciation (depreciation)                     36,580,187         4,927,476        11,707,702         8,949,137
                                                           --------------    --------------    --------------    --------------
    NET ASSETS                                             $  306,356,173    $   36,774,619    $   91,200,386    $   60,793,994
                                                           ==============    ==============    ==============    ==============
    *COST                                                  $  269,880,705    $   32,110,582    $   79,142,334    $   52,032,962
                                                           ==============    ==============    ==============    ==============
CLASS X SHARES:
Net Assets                                                 $  260,229,535    $   25,472,808    $   83,607,076    $   53,996,123
Shares Outstanding (unlimited authorized shares of $.01
  par value)                                                   18,543,878         3,271,962         5,901,625         3,300,472
    NET ASSET VALUE PER SHARE                              $        14.03    $         7.79    $        14.17    $        16.36
                                                           ==============    ==============    ==============    ==============
CLASS Y SHARES:
Net Assets                                                 $   46,126,638    $   11,301,811    $    7,593,310    $    6,797,871
Shares Outstanding (unlimited authorized shares of $.01
  par value)                                                    3,303,979         1,464,380           539,075           419,191
    NET ASSET VALUE PER SHARE                              $        13.96    $         7.72    $        14.09    $        16.22
                                                           ==============    ==============    ==============    ==============

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               MONEY           FLEXIBLE           BALANCED
                                                               MARKET           INCOME             GROWTH
                                                           --------------   --------------    --------------
INVESTMENT INCOME:
INCOME
Interest                                                   $    2,005,480   $    3,689,184    $    1,175,082
Dividends                                                              --            9,666         1,444,278*
                                                           --------------   --------------    --------------
    TOTAL INCOME                                                2,005,480        3,698,850         2,619,360
                                                           --------------   --------------    --------------
EXPENSES
Investment management fee                                         838,468          292,379           585,115
Distribution fee (Class Y shares)                                 107,007           46,832            42,222
Shareholder reports and notices                                    13,879            9,862            16,068
Professional fees                                                  25,496           41,962            24,284
Custodian fees                                                     15,000           44,447            24,580
Trustees' fees and expenses                                         2,078            1,114             1,001
Transfer agent fees and expenses                                      500              500               500
Other                                                               5,302           23,049            12,194
                                                           --------------   --------------    --------------
    TOTAL EXPENSES                                              1,007,730          460,145           705,964
                                                           --------------   --------------    --------------
    NET INVESTMENT INCOME (LOSS)                                  997,750        3,238,705         1,913,396
                                                           --------------   --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                            --       (2,937,633)        5,782,244
Futures contracts                                                      --          231,085           (63,350)
Foreign exchange transactions                                          --        2,060,198                --
                                                           --------------   --------------    --------------
    NET REALIZED GAIN (LOSS)                                           --         (646,350)        5,718,894
                                                           --------------   --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                            --        6,741,537        10,182,192
Future contracts                                                       --          (83,924)           18,037
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign
  currencies                                                           --          (92,358)               --
                                                           --------------   --------------    --------------
    NET APPRECIATION                                                   --        6,565,255        10,200,229
                                                           --------------   --------------    --------------
    NET GAIN                                                           --        5,918,905        15,919,123
                                                           --------------   --------------    --------------
NET INCREASE                                               $      997,750   $    9,157,610    $   17,832,519
                                                           ==============   ==============    ==============

----------
*    NET OF FOREIGN WITHHOLDING TAX OF $8,487, $3,303, $108,709, $23,251, $851,
     $95,145 AND $2,210, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                               DIVIDEND          VALUE-ADDED
                                                             UTILITIES          GROWTH              MARKET            GROWTH
                                                           --------------    --------------     --------------    --------------
INVESTMENT INCOME:
INCOME
Interest                                                   $      307,604    $       55,794     $       19,709    $       10,090
Dividends                                                       2,116,535*        9,316,134*         2,545,913           489,614
                                                           --------------    --------------     --------------    --------------
    TOTAL INCOME                                                2,424,139         9,371,928          2,565,622           499,704
                                                           --------------    --------------     --------------    --------------
EXPENSES
Investment management fee                                         490,090         2,331,330            774,172           350,054
Distribution fee (Class Y shares)                                  30,167            98,699             74,907            12,412
Shareholder reports and notices                                    13,940            57,695             19,027             8,757
Professional fees                                                  22,152            27,568             25,614            23,996
Custodian fees                                                        225            16,543             16,336            22,634
Trustees' fees and expenses                                           745             4,215              1,502               352
Transfer agent fees and expenses                                      500               500                500               500
Other                                                               4,041             7,577             18,262               641
                                                           --------------    --------------     --------------    --------------
    TOTAL EXPENSES                                                561,860         2,544,127            930,320           419,346
                                                           --------------    --------------     --------------    --------------
    NET INVESTMENT INCOME (LOSS)                                1,862,279         6,827,801          1,635,302            80,358
                                                           --------------    --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                     1,780,791       (12,830,310)        (1,891,365)        1,923,241
Futures contracts                                                      --                --                 --                --
Foreign exchange transactions                                          --                --                 --                --
                                                           --------------    --------------     --------------    --------------
    NET REALIZED GAIN (LOSS)                                    1,780,791       (12,830,310)        (1,891,365)        1,923,241
                                                           --------------    --------------     --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                    10,330,998        97,796,849         50,755,753         8,291,544
Future contracts                                                       --                --                 --                --
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign
  currencies                                                           --                --                 --                --
                                                           --------------    --------------     --------------    --------------
    NET APPRECIATION                                           10,330,998        97,796,849         50,755,753         8,291,544
                                                           --------------    --------------     --------------    --------------
    NET GAIN                                                   12,111,789        84,966,539         48,864,388        10,214,785
                                                           --------------    --------------     --------------    --------------
NET INCREASE                                               $   13,974,068    $   91,794,340     $   50,499,690    $   10,295,143
                                                           ==============    ==============     ==============    ==============

                                                             AMERICAN            CAPITAL             GLOBAL           DEVELOPING
                                                           OPPORTUNITIES      OPPORTUNITIES          EQUITY             GROWTH
                                                           --------------     --------------     --------------     --------------
INVESTMENT INCOME:
INCOME
Interest                                                   $      145,937     $        6,035     $       21,805     $       59,734
Dividends                                                       2,798,110*            86,533*         1,131,595*           162,792*
                                                           --------------     --------------     --------------     --------------
    TOTAL INCOME                                                2,944,047             92,568          1,153,400            222,526
                                                           --------------     --------------     --------------     --------------
EXPENSES
Investment management fee                                       1,840,527            235,261            808,249            264,728
Distribution fee (Class Y shares)                                  94,228             21,731             13,024             11,129
Shareholder reports and notices                                    42,585                 --             15,670             13,763
Professional fees                                                  27,749             21,236             26,599             25,022
Custodian fees                                                     50,769             15,955             16,811             23,978
Trustees' fees and expenses                                         2,865                153                769                379
Transfer agent fees and expenses                                      500                500                500                500
Other                                                               5,798                479              6,097                960
                                                           --------------     --------------     --------------     --------------
    TOTAL EXPENSES                                              2,065,021            295,315            887,719            340,459
                                                           --------------     --------------     --------------     --------------
    NET INVESTMENT INCOME (LOSS)                                  879,026           (202,747)           265,681           (117,933)
                                                           --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                    20,121,258          6,411,535           (458,688)         8,256,418
Futures contracts                                              (7,614,000)                --                 --                 --
Foreign exchange transactions                                        (427)                --            (52,373)               (23)
                                                           --------------     --------------     --------------     --------------
    NET REALIZED GAIN (LOSS)                                   12,506,831          6,411,535           (511,061)         8,256,395
                                                           --------------     --------------     --------------     --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                    41,530,046          4,645,509         24,580,309         10,239,030
Future contracts                                                   (6,783)                --                 --                 --
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign
  currencies                                                          868                 --            (12,634)                --
                                                           --------------     --------------     --------------     --------------
    NET APPRECIATION                                           41,524,131          4,645,509         24,567,675         10,239,030
                                                           --------------     --------------     --------------     --------------
    NET GAIN                                                   54,030,962         11,057,044         24,056,614         18,495,425
                                                           --------------     --------------     --------------     --------------
NET INCREASE                                               $   54,909,988     $   10,854,297     $   24,322,295     $   18,377,492
                                                           ==============     ==============     ==============     ==============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MONEY MARKET                          FLEXIBLE INCOME
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                $         997,750   $       2,519,398   $       3,238,705   $       4,567,651
Net realized gain (loss)                                            --                  --            (646,350)        (10,550,464)
Net change in unrealized appreciation/depreciation                  --                  --           6,565,255          11,409,322
                                                     -----------------   -----------------   -----------------   -----------------
    NET INCREASE (DECREASE)                                    997,750           2,519,398           9,157,610           5,426,509
                                                     -----------------   -----------------   -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (827,889)         (2,146,983)         (2,773,979)         (2,672,959)
  Class Y shares                                              (169,941)           (372,357)           (925,237)           (418,622)
Net realized gain
  Class X shares                                                    --                  --                  --                  --
  Class Y shares                                                    --                  --                  --                  --
                                                     -----------------   -----------------   -----------------   -----------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (997,830)         (2,519,340)         (3,699,216)         (3,091,581)
                                                     -----------------   -----------------   -----------------   -----------------

Net increase (decrease) from transactions in shares
  of beneficial interest                                   (62,571,493)        (13,661,167)           (529,307)          6,356,434
                                                     -----------------   -----------------   -----------------   -----------------

    TOTAL INCREASE (DECREASE)                              (62,571,573)        (13,661,109)          4,929,087           8,691,362

NET ASSETS:
Beginning of period                                        193,484,540         207,145,649          69,295,365          60,604,003
                                                     -----------------   -----------------   -----------------   -----------------

END OF PERIOD                                        $     130,912,967   $     193,484,540   $      74,224,452   $      69,295,365
                                                     =================   =================   =================   =================

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (NET INVESTMENT LOSS)                              $              40   $             120   $       2,169,219   $         831,569
                                                     =================   =================   =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                BALANCED GROWTH                            UTILITIES
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                $       1,913,396   $       2,880,732   $       1,862,279   $       3,200,225
Net realized gain (loss)                                     5,718,894          (9,229,020)          1,780,791         (23,753,026)
Net change in unrealized appreciation/depreciation          10,200,229          (7,609,088)         10,330,998          (4,884,473)
                                                     -----------------   -----------------   -----------------   -----------------
    NET INCREASE (DECREASE)                                 17,832,519         (13,957,376)         13,974,068         (25,437,274)
                                                     -----------------   -----------------   -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                            (1,967,896)         (2,731,171)         (1,584,703)         (2,803,574)
  Class Y shares                                              (396,811)           (281,828)           (281,994)           (356,108)
Net realized gain
  Class X shares                                                    --                  --                  --                  --
  Class Y shares                                                    --                  --                  --                  --
                                                     -----------------   -----------------   -----------------   -----------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                       (2,364,707)         (3,012,999)         (1,866,697)         (3,159,682)
                                                     -----------------   -----------------   -----------------   -----------------

Net increase (decrease) from transactions in shares
  of beneficial interest                                    (5,590,818)        (10,321,727)        (12,512,023)        (25,265,054)
                                                     -----------------   -----------------   -----------------   -----------------

    TOTAL INCREASE (DECREASE)                                9,876,994         (27,292,102)           (404,652)        (53,862,010)

NET ASSETS:
Beginning of period                                         97,172,928         124,465,030          77,573,495         131,435,505
                                                     -----------------   -----------------   -----------------   -----------------

END OF PERIOD                                        $     107,049,922   $      97,172,928   $      77,168,843   $      77,573,495
                                                     =================   =================   =================   =================

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (NET INVESTMENT LOSS)                              $         (23,336)  $          90,112   $         (15,243)  $         (12,862)
                                                     =================   =================   =================   =================

                                                                DIVIDEND GROWTH                        VALUE-ADDED MARKET
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                $       6,827,801   $       8,840,107   $       1,635,302   $       1,816,030
Net realized gain (loss)                                   (12,830,310)        (39,482,430)         (1,891,365)          3,420,730
Net change in unrealized appreciation/depreciation          97,796,849         (60,956,564)         50,755,753         (36,086,090)
                                                     -----------------   -----------------   -----------------   -----------------
    NET INCREASE (DECREASE)                                 91,794,340         (91,598,887)         50,499,690         (30,849,330)
                                                     -----------------   -----------------   -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                            (6,163,835)         (8,353,169)         (1,481,946)         (1,937,562)
  Class Y shares                                              (662,650)           (486,953)           (312,854)           (163,395)
Net realized gain
  Class X shares                                                    --                  --          (2,267,155)                 --
  Class Y shares                                                    --                  --            (533,709)                 --
                                                     -----------------   -----------------   -----------------   -----------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                       (6,826,485)         (8,840,122)         (4,595,664)         (2,100,957)
                                                     -----------------   -----------------   -----------------   -----------------

Net increase (decrease) from transactions in shares
  of beneficial interest                                   (48,375,157)        (78,910,159)          4,762,027         (20,008,345)
                                                     -----------------   -----------------   -----------------   -----------------

    TOTAL INCREASE (DECREASE)                               36,592,698        (179,349,168)         50,666,053         (52,958,632)

NET ASSETS:
Beginning of period                                        370,990,500         550,339,668         139,907,811         192,866,443
                                                     -----------------   -----------------   -----------------   -----------------

END OF PERIOD                                        $     407,583,198   $     370,990,500   $     190,573,864   $     139,907,811
                                                     =================   =================   =================   =================

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (NET INVESTMENT LOSS)                              $           1,327   $              11   $       1,594,467   $       1,816,289
                                                     =================   =================   =================   =================

                                                                    GROWTH                          AMERICAN OPPORTUNITIES
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                         $          80,358   $          41,760   $         879,026   $       1,030,021
Net realized gain (loss)                                     1,923,241         (20,099,406)         12,506,831         (73,515,538)
Net change in unrealized appreciation/depreciation           8,291,544          (1,299,207)         41,524,131         (23,992,117)
                                                     -----------------   -----------------   -----------------   -----------------
    NET INCREASE (DECREASE)                                 10,295,143         (21,356,853)         54,909,988         (96,477,634)
                                                     -----------------   -----------------   -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                               (41,761)                 --            (963,468)         (2,513,231)
  Class Y shares                                                    --                  --             (70,108)           (147,685)
Net realized gain
  Class X shares                                                    --                  --                  --                  --
  Class Y shares                                                    --                  --                  --                  --
                                                     -----------------   -----------------   -----------------   -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                          (41,761)                 --          (1,033,576)         (2,660,916)
                                                     -----------------   -----------------   -----------------   -----------------

Net increase (decrease) from transactions in shares
  of beneficial interest                                    (6,401,441)        (19,768,451)        (52,264,903)        (89,896,539)
                                                     -----------------   -----------------   -----------------   -----------------

    TOTAL INCREASE (DECREASE)                                3,851,941         (41,125,304)          1,611,509        (189,035,089)

NET ASSETS:
Beginning of period                                         43,354,244          84,479,548         304,744,664         493,779,753
                                                     -----------------   -----------------   -----------------   -----------------

END OF PERIOD                                        $      47,206,185   $      43,354,244   $     306,356,173   $     304,744,664
                                                     =================   =================   =================   =================

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (NET INVESTMENT LOSS)                              $          80,357   $          41,760   $         877,204   $       1,032,181
                                                     =================   =================   =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             CAPITAL OPPORTUNITIES                       GLOBAL EQUITY
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                         $        (202,747)  $        (343,046)  $         265,681   $         346,468
Net realized gain (loss)                                     6,411,535         (55,704,147)           (511,061)         (3,336,891)
Net change in unrealized appreciation/depreciation           4,645,509          28,089,327          24,567,675         (16,471,692)
                                                     -----------------   -----------------   -----------------   -----------------
    NET INCREASE (DECREASE)                                 10,854,297         (27,957,866)         24,322,295         (19,462,115)
                                                     -----------------   -----------------   -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                                    --                  --            (300,580)            (80,154)
  Class Y shares                                                    --                  --             (10,185)                 --
Net realized gain
  Class X shares                                                    --                  --                  --                  --
  Class Y shares                                                    --                  --                  --                  --
                                                     -----------------   -----------------   -----------------   -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                               --                  --            (310,765)            (80,154)
                                                     -----------------   -----------------   -----------------   -----------------

Net increase (decrease) from transactions in shares
  of beneficial interest                                    (2,713,544)        (10,307,026)        (12,372,405)        (23,468,339)
                                                     -----------------   -----------------   -----------------   -----------------

    TOTAL INCREASE (DECREASE)                                8,140,753         (38,264,892)         11,639,125         (43,010,608)

NET ASSETS:
Beginning of period                                         28,633,866          66,898,758          79,561,261         122,571,869
                                                     -----------------   -----------------   -----------------   -----------------

END OF PERIOD                                        $      36,774,619   $      28,633,866   $      91,200,386   $      79,561,261
                                                     =================   =================   =================   =================

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (NET INVESTMENT LOSS)                              $              --   $              --   $         194,057   $         291,514
                                                     =================   =================   =================   =================

                                                               DEVELOPING GROWTH
                                                     -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                         $        (117,933)  $        (176,673)
Net realized gain (loss)                                     8,256,395         (18,055,817)
Net change in unrealized appreciation/depreciation          10,239,030          (4,627,220)
                                                     -----------------   -----------------
    NET INCREASE (DECREASE)                                 18,377,492         (22,859,710)
                                                     -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                                    --                  --
  Class Y shares                                                    --                  --
Net realized gain
  Class X shares                                                    --                  --
  Class Y shares                                                    --                  --
                                                     -----------------   -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                               --                  --
                                                     -----------------   -----------------

Net increase (decrease) from transactions in shares
  of beneficial interest                                    (6,077,045)        (17,133,000)
                                                     -----------------   -----------------

    TOTAL INCREASE (DECREASE)                               12,300,447         (39,992,710)

NET ASSETS:
Beginning of period                                         48,493,547          88,486,257
                                                     -----------------   -----------------

END OF PERIOD                                        $      60,793,994   $      48,493,547
                                                     =================   =================

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (NET INVESTMENT LOSS)                              $              --   $              --
                                                     =================   =================

SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                                  MONEY MARKET                          FLEXIBLE INCOME
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
CLASS X SHARES
SHARES
Sold                                                        48,686,635         119,285,645             819,656           1,401,928
Reinvestment of dividends and distributions                    827,889           2,146,983             368,963             383,157
Redeemed                                                  (110,263,101)       (144,910,533)         (1,918,631)         (2,348,029)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                                     (60,748,577)        (23,477,905)           (730,012)           (562,944)
                                                     =================   =================   =================   =================

AMOUNT
Sold                                                 $      48,686,635   $     119,285,645   $       6,110,077   $       9,828,447
Reinvestment of dividends and distributions                    827,889           2,146,983           2,773,979           2,672,959
Redeemed                                                  (110,263,101)       (144,910,533)        (14,378,272)        (16,427,076)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                               $     (60,748,577)  $     (23,477,905)  $      (5,494,216)  $      (3,925,670)
                                                     =================   =================   =================   =================

CLASS Y SHARES
SHARES
Sold                                                        61,345,479          48,033,474           1,404,030           1,657,735
Reinvestment of dividends and distributions                    169,941             372,357             123,307              59,826
Redeemed                                                   (63,338,336)        (38,589,093)           (861,581)           (244,617)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) - CLASS Y                           (1,822,916)          9,816,738             665,756           1,472,944
                                                     =================   =================   =================   =================

AMOUNT
Sold                                                 $      61,345,479   $      48,033,474   $      10,478,359   $      11,579,296
Reinvestment of dividends and distributions                    169,941             372,357             925,237             418,622
Redeemed                                                   (63,338,336)        (38,589,093)         (6,438,687)         (1,715,814)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) - CLASS Y                    $      (1,822,916)  $       9,816,738   $       4,964,909   $      10,282,104
                                                     =================   =================   =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                BALANCED GROWTH                            UTILITIES
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
CLASS X SHARES
SHARES
Sold                                                           522,053             724,016             214,482             301,789
Reinvestment of dividends and distributions                    146,503             205,346             111,657             197,658
Redeemed                                                    (1,694,288)         (2,119,779)         (1,281,303)         (2,380,363)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                                      (1,025,732)         (1,190,417)           (955,164)         (1,880,916)
                                                     =================   =================   =================   =================

AMOUNT
Sold                                                 $       6,847,511   $       9,873,756   $       2,983,710   $       4,375,976
Reinvestment of dividends and distributions                  1,967,896           2,731,171           1,584,703           2,803,574
Redeemed                                                   (22,040,823)        (28,467,516)        (17,688,607)        (33,881,020)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                               $     (13,225,416)  $     (15,862,589)  $     (13,120,194)  $     (26,701,470)
                                                     =================   =================   =================   =================

CLASS Y SHARES
SHARES
Sold                                                           751,891             560,381             293,544             335,317
Reinvestment of dividends and distributions                     29,284              21,469              19,859              25,390
Redeemed                                                      (203,489)           (179,996)           (260,617)           (273,414)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) - CLASS Y                              577,686             401,854              52,786              87,293
                                                     =================   =================   =================   =================

AMOUNT
Sold                                                 $       9,921,937   $       7,630,860   $       3,996,627   $       4,899,620
Reinvestment of dividends and distributions                    396,811             281,828             281,994             356,108
Redeemed                                                    (2,684,150)         (2,371,826)         (3,670,450)         (3,819,312)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) - CLASS Y                    $       7,634,598   $       5,540,862   $         608,171   $       1,436,416
                                                     =================   =================   =================   =================

                                                                DIVIDEND GROWTH                        VALUE-ADDED MARKET
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
CLASS X SHARES
SHARES
Sold                                                         1,772,994           1,816,448             927,026           1,005,911
Reinvestment of dividends and distributions                    480,186             644,042             214,234             107,048
Redeemed                                                    (7,130,986)         (9,442,311)         (2,000,060)         (2,997,915)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                                      (4,877,806)         (6,981,821)           (858,800)         (1,884,956)
                                                     =================   =================   =================   =================
AMOUNT
Sold                                                 $      22,505,914   $      24,354,692   $      16,395,002   $      17,757,380
Reinvestment of dividends and distributions                  6,163,835           8,353,169           3,749,101           1,937,562
Redeemed                                                   (89,625,898)       (124,347,345)        (34,615,230)        (50,407,468)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                               $     (60,956,149)  $     (91,639,484)  $     (14,471,127)  $     (30,712,526)
                                                     =================   =================   =================   =================

CLASS Y SHARES
SHARES
Sold                                                         1,465,207           1,428,587           1,317,054             942,345
Reinvestment of dividends and distributions                     51,209              38,352              48,653               9,062
Redeemed                                                      (518,581)           (522,959)           (293,426)           (334,532)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) - CLASS Y                              997,835             943,980           1,072,281             616,875
                                                     =================   =================   =================   =================
AMOUNT
Sold                                                 $      18,555,581   $      19,114,664   $      23,315,043   $      16,143,557
Reinvestment of dividends and distributions                    662,650             486,953             846,563             163,395
Redeemed                                                    (6,637,239)         (6,872,292)         (4,928,452)         (5,602,771)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) - CLASS Y                    $      12,580,992   $      12,729,325   $      19,233,154   $      10,704,181
                                                     =================   =================   =================   =================

                                                                    GROWTH                          AMERICAN OPPORTUNITIES
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
CLASS X SHARES
SHARES
Sold                                                           300,887             395,097             984,541           1,385,445
Reinvestment of dividends and distributions                      3,325                  --              77,139             186,580
Redeemed                                                    (1,018,781)         (2,005,315)         (6,039,452)         (8,935,569)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                                        (714,569)         (1,610,218)         (4,977,772)         (7,363,544)
                                                     =================   =================   =================   =================
AMOUNT
Sold                                                 $       3,719,693   $       5,105,430   $      12,118,391   $      18,386,151
Reinvestment of dividends and distributions                     41,761                  --             963,468           2,513,231
Redeemed                                                   (12,302,379)        (25,381,091)        (74,062,012)       (117,722,907)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                               $      (8,540,925)  $     (20,275,661)  $     (60,980,153)  $     (96,823,525)
                                                     =================   =================   =================   =================

CLASS Y SHARES
SHARES
Sold                                                           242,391             136,527           1,348,244           1,117,040
Reinvestment of dividends and distributions                         --                  --               5,636              10,997
Redeemed                                                       (71,767)           (103,816)           (633,416)           (605,031)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE - CLASS Y                                         170,624              32,711             720,464             523,006
                                                     =================   =================   =================   =================
AMOUNT
Sold                                                 $       3,010,578   $       1,832,084   $      16,488,980   $      14,735,675
Reinvestment of dividends and distributions                         --                  --              70,108             147,685
Redeemed                                                      (871,094)         (1,324,874)         (7,843,838)         (7,956,374)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE - CLASS Y                               $       2,139,484   $         507,210   $       8,715,250   $       6,926,986
                                                     =================   =================   =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             CAPITAL OPPORTUNITIES                       GLOBAL EQUITY
                                                     -------------------------------------   -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------   -----------------   -----------------
CLASS X SHARES
SHARES
Sold                                                           364,879             589,277             384,457             331,885
Reinvestment of dividends and distributions                         --                  --              25,048               6,608
Redeemed                                                    (1,111,639)         (2,238,406)         (1,668,617)         (2,462,599)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                                        (746,760)         (1,649,129)         (1,259,112)         (2,124,106)
                                                     =================   =================   =================   =================
AMOUNT
Sold                                                 $       2,408,037   $       4,328,497   $       4,428,039   $       3,897,393
Reinvestment of dividends and distributions                         --                  --             300,580              80,154
Redeemed                                                    (6,859,678)        (15,590,037)        (19,093,417)        (28,327,330)
                                                     -----------------   -----------------   -----------------   -----------------
NET DECREASE - CLASS X                               $      (4,451,641)  $     (11,261,540)  $     (14,364,798)  $     (24,349,783)
                                                     =================   =================   =================   =================

CLASS Y SHARES
SHARES
Sold                                                           546,847             711,761             234,174             149,454
Reinvestment of dividends and distributions                         --                  --                 852                  --
Redeemed                                                      (278,698)           (685,448)            (72,031)            (73,439)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE - CLASS Y                                         268,149              26,313             162,995              76,015
                                                     =================   =================   =================   =================
AMOUNT
Sold                                                 $       3,465,304   $       5,340,206   $       2,790,650   $       1,721,233
Reinvestment of dividends and distributions                         --                  --              10,185                  --
Redeemed                                                    (1,727,207)         (4,385,692)           (808,442)           (839,789)
                                                     -----------------   -----------------   -----------------   -----------------
NET INCREASE - CLASS Y                               $       1,738,097   $         954,514   $       1,992,393   $         881,444
                                                     =================   =================   =================   =================

                                                               DEVELOPING GROWTH
                                                     -------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR
                                                           ENDED               ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002
                                                     -----------------   -----------------
CLASS X SHARES
SHARES
Sold                                                           339,110             263,100
Reinvestment of dividends and distributions                         --                  --
Redeemed                                                    (1,006,209)         (1,636,123)
                                                     -----------------   -----------------
NET DECREASE - CLASS X                                        (667,099)         (1,373,023)
                                                     =================   =================

AMOUNT
Sold                                                 $       4,568,617   $       3,579,933
Reinvestment of dividends and distributions                         --                  --
Redeemed                                                   (13,279,669)        (21,293,539)
                                                     -----------------   -----------------
NET DECREASE - CLASS X                               $      (8,711,052)  $     (17,713,606)
                                                     =================   =================

CLASS Y SHARES
SHARES
Sold                                                           235,623             113,513
Reinvestment of dividends and distributions                         --                  --
Redeemed                                                       (42,796)            (73,538)
                                                     -----------------   -----------------
NET INCREASE - CLASS Y                                         192,827              39,975
                                                     =================   =================

AMOUNT
Sold                                                 $       3,194,704   $       1,497,355
Reinvestment of dividends and distributions                         --                  --
Redeemed                                                      (560,697)           (916,749)
                                                     -----------------   -----------------
NET INCREASE - CLASS Y                               $       2,634,007   $         580,606
                                                     =================   =================

Morgan Stanley Select Dimensions Investment Series

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund, which consists of 11 separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Capital Opportunities which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

      PORTFOLIO                                            INVESTMENT OBJECTIVE
     Money Market           Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.

    Flexible Income         Seeks, as a primary objective, to earn a high level of current income and, as a secondary
(formerly Diversified       objective, to maximize total return, but only to the extent consistent with its primary
       Income)              objective. Prior to May 1, 2003, Flexible Income sought its secondary objective by equally allocating its assets among three separate groupings of fixed income securities.

   Balanced Growth          Seeks to provide capital growth with reasonable current income by investing primarily in common stocks and securities convertible into common stocks and by investing in fixed income securities.

      Utilities             Seeks both capital appreciation and current income by investing in equity and fixed income securities of companies in the utilities industry.

   Dividend Growth          Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

  Value-Added Market        Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard &
                            Poor's 500 Composite Stock Price Index.

       Growth               Seeks long-term growth of capital by investing primarily in common stocks issued by domestic and foreign companies.

      PORTFOLIO                                            INVESTMENT OBJECTIVE
      American              Seeks long-term capital growth consistent with an effort to reduce volatility by investing
   Opportunities            principally in common stock of companies in industries which are believed to have attractive growth potential.

Capital Opportunities       Seeks long-term capital growth by investing primarily in equity securities with market capitalization's within the capitalization range of companies comprising the Lipper
                            Multi-Cap Growth Universe.

   Global Equity            Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in equity securities of companies located in various countries around the world.

 Developing Growth          Seeks long-term capital growth by investing primarily in equity securities of smaller and medium-sized companies that have the potential for growing more rapidly than the economy.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price;
(2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") and/or (in the case of Growth Portfolio ) Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations. The Portfolio may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date.

I. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolio's net assets determined at the close of each business day:

PORTFOLIO                            ANNUAL RATE
---------                            -----------
Money Market                            0.50%
Flexible Income                         0.40
Balanced Growth                         0.60
Utilities                               0.65
Dividend Growth                            *
Value-Added Market                      0.50
Growth                                  0.80%
American Opportunities                    **
Capital Opportunities                   0.75
Global Equity                           1.00
Developing Growth                       0.50

----------
* 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion.

** 0.625% to the portion of daily net assets not exceeding $500 million; 0.60% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion and 0.575% to the portion of daily net assets exceeding $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides Growth with investment advice and portfolio management relating to the Portfolio's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $140,021 for the year ended December 31, 2003.

On October 23, 2003, the Board of Trustees of the Fund determined to terminate the Sub-Advisory Agreement. Therefore, effective on or about May 1, 2004, the Investment Manager will assume direct responsibility for investment of the portfolio.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the year ended December 31, 2003 were as follows:

                                U.S. GOVERNMENT SECURITIES                   OTHER
                            ---------------------------------   ---------------------------------
                               PURCHASES     SALES/MATURITIES     PURCHASES      SALES/MATURITIES
                            --------------   ----------------   --------------   ----------------
Money Market                $  174,596,837   $    203,979,114   $1,062,411,990   $  1,098,046,028
Flexible Income                114,976,509        111,830,112       55,504,191         54,781,418
Balanced Growth                 14,848,230          8,910,537      101,060,960        115,186,187
Utilities                          683,423            415,599       64,798,063         75,665,369
Dividend Growth                         --                 --      152,656,400        220,212,387
Value-Added Market                      --                 --       37,694,422         36,119,754
Growth                                  --                 --       54,727,802         59,396,174
American Opportunities                  --                 --      736,577,145        775,018,045
Capital Opportunities                   --                 --       56,855,200         59,807,662
Global Equity                           --                 --       56,474,719         69,468,276
Developing Growth                       --                 --       99,331,349        103,698,702

Included in the aforementioned purchases and sales of portfolio securities of Value-Added Market are purchases and sales of Morgan Stanley, an affiliate of the Investment Manager, Sub-Advisor and Distributor, of $30,043 and $34,842, respectively including a net realized gain of $9,006.

The following Portfolios had transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund:

                                                           NET REALIZED
                              PURCHASES       SALES       GAINS (LOSSES)
                            ------------   ------------   --------------
Balanced Growth             $     29,965   $     75,436   $       (5,817)
Dividend Growth                1,510,600         50,961            5,461
Value-Added Market                14,920             --               --

The following Portfolios had transactions with other Morgan Stanley funds during the year ended December 31, 2003:

                                                           NET REALIZED
                             PURCHASES        SALES       GAINS (LOSSES)
                            ------------   ------------   --------------
Balanced Growth             $    374,804             --               --
Utilities                        322,700             --               --
Dividend Growth                       --   $    175,146   $       (7,008)
Growth                                --         13,104            1,704
Value-Added Market                67,165             --               --
American Opportunities           728,476      1,326,377           13,851
Capital Opportunities            578,380        568,775           48,055
Developing Growth                336,280        358,393           77,243

For the year ended December 31, 2003, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for executed portfolio transactions:

       BALANCED                      DIVIDEND   VALUE-ADDED
        GROWTH         UTILITIES      GROWTH       MARKET     GROWTH
     -------------     ---------     --------   -----------   ------
       $  3,282        $  84,455     $ 50,637     $  447      $  699
       ========        =========     ========     ======      ======

       AMERICAN         CAPITAL       GLOBAL    DEVELOPING
     OPPORTUNITIES   OPPORTUNITIES    EQUITY      GROWTH
     -------------   -------------   --------   -----------
       $  228,690       $  2,999     $ 20,007    $  8,012
       ==========       ========     ========    ========

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
Some of the Portfolios may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Some of the Portfolios may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading, increase or decrease the Portfolios' market exposure, seek higher investment returns, or to seek to protect against a decline in the value of the Portfolios' securities or an increase in prices of securities that may be purchased.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid for the years ended December 31, 2002 and December 31, 2003 for all portfolios was the same as the book character shown on the Statements of Changes in Net Assets.

As of December 31, 2003, the tax-basis components of accumulated earnings were as follows:

                                           FLEXIBLE         BALANCED                           DIVIDEND         VALUE-ADDED
                                            INCOME           GROWTH          UTILITIES          GROWTH             MARKET
                                         -------------    -------------    -------------    ---------------    -------------
Undistributed ordinary income            $   2,341,352    $      21,859    $         346    $         1,327    $   1,582,581
Undistributed long-term gains                       --               --               --                 --               --
                                         -------------    -------------    -------------    ---------------    -------------

Net accumulated earnings                     2,341,352           21,859              346              1,327        1,582,581
Capital loss carryforward*                 (18,331,717)     (12,115,013)     (41,522,738)      (184,028,290)      (1,207,850)
Post-October losses                           (196,443)              --               --                 --          (52,195)
Temporary differences                          (77,347)              --               --                 --               --
Net unrealized appreciation
  (depreciation)                            (3,621,967)      14,283,485       15,497,393         82,956,045       55,104,402
                                         -------------    -------------    -------------    ---------------    -------------
Total accumulated earnings (losses)      $ (19,886,122)   $   2,190,331    $ (26,024,999)   $  (101,070,918)   $  55,426,938
                                         =============    =============    =============    ===============    =============

                                                            AMERICAN          CAPITAL            GLOBAL         DEVELOPING
                                            GROWTH        OPPORTUNITIES    OPPORTUNITIES         EQUITY           GROWTH
                                         -------------    -------------    -------------    ---------------    -------------
Undistributed ordinary income            $      80,357    $     877,204               --    $       194,052               --
Undistributed long-term gains                       --               --               --                 --               --
                                         -------------    -------------    -------------    ---------------    -------------

Net accumulated earnings                        80,357          877,204               --            194,052               --
Capital loss carryforward*                 (34,599,387)    (278,126,502)   $ (96,058,848)        (9,170,518)   $ (50,165,892)
Post-October losses                                 --               --               --         (1,731,435)              --
Temporary differences                               --               --               --                 --               --
Net unrealized appreciation
  (depreciation)                               271,882       33,463,733        4,909,111         11,707,706        8,929,682
                                         -------------    -------------    -------------    ---------------    -------------
Total accumulated earnings (losses)      $ (34,247,148)   $(243,785,565)   $ (91,149,737)   $       999,805    $ (41,236,210)
                                         =============    =============    =============    ===============    =============

* As of December 31, 2003, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

                                                          (AMOUNTS IN THOUSANDS)
                                 -----------------------------------------------------------------------------
AVAILABLE THROUGH DECEMBER 31,     2006       2007       2008       2009       2010        2011        TOTAL
------------------------------   --------   --------   --------   --------   ---------   --------   ----------
Flexible Income                  $    153   $    941   $  1,681   $  2,688   $   6,782   $  6,087   $   18,332
Balanced Growth                        --         --         --         --      12,115         --       12,115
Utilities                              --         --         --     20,380      21,143         --       41,523
Dividend Growth                        --         --     83,533     21,046      58,750     20,699      184,028
Value-Added Market                     --         --         --         --          --      1,208        1,208
Growth                                 --         --         --     15,102      16,400      3,097       34,599
American Opportunities                 --         --         --    203,342      74,785         --      278,127
Capital Opportunities                  --         --         --     38,492      57,567         --       96,059
Global Equity                          --         --         --      6,508       2,663         --        9,171
Developing Growth                      --         --         --     31,854      18,312         --       50,166

During the year ended December 31, 2003, the following Portfolios utilized net capital loss carryforwards: Balanced Growth -- $5,078,425; Utilities -- $434,007; American Opportunities -- $6,161,891; Capital Opportunities -- $5,112,083; Global Equity -- $222,931; Developing Growth -- $7,396,516.

At December 31, 2003, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                                   TEMPORARY DIFFERENCES       PERMANENT DIFFERENCES
                                 -------------------------   ------------------------
                                  POST-          LOSS          FOREIGN         NET
                                 OCTOBER    DEFERRALS FROM     CURRENCY     OPERATING
                                  LOSSES      WASH SALES     GAINS/LOSSES     LOSS
                                 --------   --------------   ------------   ---------
Flexible Income                     -             -               -
Balanced Growth                                   -
Utilities                                         -
Dividend Growth                                   -
Value-Added Market                  -             -
Growth                                            -
American Opportunities                            -               -
Capital Opportunities                             -                             -
Global Equity                       -                             -
Developing Growth                                 -               -             -

Additionally, Flexible Income had temporary differences attributable to interest on bonds in default and Flexible Income and Balanced Growth had temporary differences attributable to capital loss deferrals on straddles. Flexible Income and Balanced Growth had permanent differences attributable to reclassification of net losses on paydowns and American Opportunities had permanent differences attributable to a prior year excess distribution. The following Portfolios had temporary and permanent differences attributable to book amortization of premiums/discounts on debt securities: Flexible Income, Balanced Growth and Utilities.

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                              ACCUMULATED UNDISTRIBUTED      ACCUMULATED UNDISTRIBUTED
                            NET INVESTMENT INCOME (LOSS)      NET REALIZED GAIN (LOSS)      PAID-IN-CAPITAL
                            ----------------------------     -------------------------      ---------------
Flexible Income                            $  1,798,161                 $   (1,798,161)                  --
Balanced Growth                                 337,863                       (337,863)                  --
Utilities                                         2,037                         (2,037)                  --
Value-Added Market                              (62,324)                        62,324                   --
Growth                                               --                            668        $        (668)
American Opportunities                             (427)                     2,008,134           (2,007,707)
Capital Opportunities                           202,747                             --             (202,747)
Global Equity                                   (52,373)                        52,373
Developing Growth                               117,933                             23             (117,956)

Morgan Stanley Select Dimensions Investment Series

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                        NET ASSET
FOR THE YEAR              VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
   ENDED                BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31             OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
------------            ---------   -------------   --------------   ----------   ------------
MONEY MARKET
CLASS X SHARES
1999                     $  1.00      $   0.05               --       $  0.05      $   (0.05)
2000(a)                     1.00          0.06*              --          0.06          (0.06)
2001                        1.00          0.04*              --          0.04          (0.04)
2002                        1.00          0.01*              --          0.01          (0.01)
2003                        1.00         0.006*              --         0.006         (0.006)

CLASS Y SHARES
2000(b)                     1.00          0.03*              --          0.03          (0.03)
2001                        1.00          0.04*              --          0.04          (0.04)
2002                        1.00          0.01*              --          0.01          (0.01)
2003                        1.00         0.004*              --         0.004         (0.004)

FLEXIBLE INCOME
CLASS X SHARES
1999                        9.93          0.78         $  (0.96)        (0.18)         (0.77)
2000(a)                     8.96          0.76*           (1.15)        (0.39)         (0.65)
2001                        7.83          0.56*           (0.88)        (0.32)         (0.42)
2002                        6.99          0.51*            0.08          0.59          (0.35)
2003                        7.23          0.34*            0.62          0.96          (0.39)

CLASS Y SHARES
2000(b)                     8.58          0.33*           (0.73)        (0.40)         (0.33)
2001                        7.81          0.52*           (0.86)        (0.34)         (0.41)
2002                        6.97          0.48*            0.10          0.58          (0.33)
2003                        7.22          0.32*            0.61          0.93          (0.37)

BALANCED GROWTH
CLASS X SHARES
1999                       16.38          0.48             0.15          0.63          (0.48)
2000(a)                    14.63          0.47*            0.42          0.89          (0.51)
2001                       14.90          0.44*           (0.28)         0.16          (0.44)
2002                       14.62          0.36*           (2.02)        (1.66)         (0.38)
2003                       12.58          0.27*            2.19          2.46          (0.33)

CLASS Y SHARES
2000(b)                    13.67          0.18*            1.25          1.43          (0.22)
2001                       14.88          0.39*           (0.27)         0.12          (0.41)
2002                       14.59          0.32*           (2.01)        (1.69)         (0.34)
2003                       12.56          0.23*            2.19          2.42          (0.30)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                  RATIOS TO AVERAGE
                                                                                                      NET ASSETS
                                            TOTAL       NET ASSET                NET ASSETS   --------------------------
FOR THE YEAR            DISTRIBUTIONS     DIVIDENDS       VALUE                    END OF                       NET        PORTFOLIO
   ENDED                     TO              AND         END OF      TOTAL         PERIOD                   INVESTMENT     TURNOVER
DECEMBER 31             SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+       (000'S)      EXPENSES    INCOME (LOSS)     RATE
------------            -------------   -------------   ---------   -------      ----------   ----------   -------------   ---------
MONEY MARKET
CLASS X SHARES
1999                           --         $   (0.05)     $  1.00       4.78%     $  135,675     0.54%         4.67%           N/A
2000(a)                        --             (0.06)        1.00       5.98         118,274     0.55          5.80            N/A
2001                           --             (0.04)        1.00       3.88         175,957     0.52          3.63            N/A
2002                           --             (0.01)        1.00       1.34         152,479     0.52          1.34            N/A
2003                           --            (0.006)        1.00       0.65          91,730     0.54          0.66            N/A

CLASS Y SHARES
2000(b)                        --             (0.03)        1.00       2.58(1)        2,673     0.80(2)       5.55(2)         N/A
2001                           --             (0.04)        1.00       3.62          31,189     0.77          3.38            N/A
2002                           --             (0.01)        1.00       1.09          41,006     0.77          1.09            N/A
2003                           --            (0.004)        1.00       0.40          39,183     0.79          0.41            N/A

FLEXIBLE INCOME
CLASS X SHARES
1999                     $  (0.02)++          (0.79)        8.96      (1.83)         86,270     0.48          8.31             69%
2000(a)                     (0.09)++          (0.74)        7.83      (4.74)         69,443     0.47          8.92             33
2001                        (0.10)++          (0.52)        6.99      (4.06)         56,745     0.49          7.48            114
2002                           --             (0.35)        7.23       8.67          54,669     0.50          7.26            115
2003                           --             (0.39)        7.80      13.54          53,270     0.57          4.49            258

CLASS Y SHARES
2000(b)                     (0.04)++          (0.37)        7.81      (4.68)(1)         602     0.72(2)       9.23(2)          33
2001                        (0.09)++          (0.50)        6.97      (4.41)          3,859     0.74          7.23            114
2002                           --             (0.33)        7.22       8.59          14,626     0.75          7.01            115
2003                           --             (0.37)        7.78      13.15          20,955     0.82          4.24            258

BALANCED GROWTH
CLASS X SHARES
1999                        (1.90)            (2.38)       14.63       3.52         128,299     0.64          3.10             37
2000(a)                     (0.11)            (0.62)       14.90       6.37         120,911     0.64          3.29             39
2001                           --             (0.44)       14.62       1.21         116,002     0.64          2.95             71
2002                           --             (0.38)       12.58     (11.49)         84,846     0.66          2.58            161
2003                           --             (0.33)       14.71      19.84          84,151     0.68          2.01            124

CLASS Y SHARES
2000(b)                        --             (0.22)       14.88      10.55(1)        1,455     0.86(2)       2.90(2)          39
2001                           --             (0.41)       14.59       0.86           8,463     0.89          2.70             71
2002                           --             (0.34)       12.56     (11.66)         12,327     0.91          2.33            161
2003                           --             (0.30)       14.68      19.51          22,898     0.93          1.76            124

                        NET ASSET
FOR THE YEAR              VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
   ENDED                BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31             OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
------------            ---------   -------------   --------------   ----------   ------------
UTILITIES
CLASS X SHARES
1999                     $ 18.71      $  0.34         $   7.69        $   8.03     $  (0.34)
2000(a)                    26.25         0.38*           (0.79)          (0.41)       (0.40)
2001                       23.99         0.43*           (6.45)          (6.02)       (0.45)
2002                       17.10         0.47*           (3.93)          (3.46)       (0.48)
2003                       13.16         0.35*            2.31            2.66        (0.36)

CLASS Y SHARES
2000(b)                    26.06         0.15*           (2.04)          (1.89)       (0.18)
2001                       23.99         0.40*           (6.48)          (6.08)       (0.40)
2002                       17.09         0.44*           (3.93)          (3.49)       (0.45)
2003                       13.15         0.31*            2.31            2.62        (0.32)

DIVIDEND GROWTH
CLASS X SHARES
1999                       22.05         0.40            (0.10)           0.30        (0.40)
2000(a)                    19.92         0.33*            0.05            0.38        (0.37)
2001                       15.85         0.27*           (1.13)          (0.86)       (0.28)
2002                       14.71         0.26*           (2.88)          (2.62)       (0.26)
2003                       11.83         0.24*            3.00            3.24        (0.24)

CLASS Y SHARES
2000(b)                    14.14         0.10*            1.73            1.83        (0.13)
2001                       15.84         0.23*           (1.13)          (0.90)       (0.25)
2002                       14.69         0.23*           (2.88)          (2.65)       (0.23)
2003                       11.81         0.20*            3.01            3.21        (0.21)

VALUE-ADDED MARKET
CLASS X SHARES
1999                       19.19         0.22             2.08            2.30        (0.22)
2000(a)                    20.54         0.26*            1.95            2.21        (0.09)
2001                       20.75         0.22*           (0.56)          (0.34)       (0.19)
2002                       19.12         0.19*           (3.22)          (3.03)       (0.21)
2003                       15.88         0.19*            5.59            5.78        (0.21)

CLASS Y SHARES
2000(b)                    18.74         0.09*            1.89            1.98           --
2001                       20.72         0.16*           (0.55)          (0.39)       (0.18)
2002                       19.05         0.16*           (3.22)          (3.06)       (0.20)
2003                       15.79         0.15*            5.56            5.71        (0.19)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                  RATIOS TO AVERAGE
                                                                                                      NET ASSETS
                                            TOTAL       NET ASSET                NET ASSETS   --------------------------
FOR THE YEAR            DISTRIBUTIONS     DIVIDENDS       VALUE                    END OF                       NET        PORTFOLIO
   ENDED                     TO              AND         END OF      TOTAL         PERIOD                   INVESTMENT     TURNOVER
DECEMBER 31             SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+       (000'S)      EXPENSES    INCOME (LOSS)     RATE
------------            -------------   -------------   ---------   -------      ----------   ----------   -------------   ---------
UTILITIES
CLASS X SHARES
1999                      $  (0.15)       $  (0.49)      $ 26.25      43.71%     $  165,368     0.70%         1.63%           31%
2000(a)                      (1.45)          (1.85)        23.99      (1.91)        196,489     0.69          1.43            32
2001                         (0.42)          (0.87)        17.10     (25.51)        118,964     0.69          2.15            49
2002                            --           (0.48)        13.16     (20.37)         66,825     0.70          3.22            77
2003                            --           (0.36)        15.46      20.47          63,728     0.71          2.51            91

CLASS Y SHARES
2000(b)                         --           (0.18)        23.99      (7.26)(1)       5,494     0.95(2)       1.40(2)         32
2001                         (0.42)          (0.82)        17.09     (25.69)         12,471     0.94          1.90            49
2002                            --           (0.45)        13.15     (20.58)         10,749     0.95          2.97            77
2003                            --           (0.32)        15.45      20.20          13,440     0.96          2.26            91

DIVIDEND GROWTH
CLASS X SHARES
1999                         (2.03)          (2.43)        19.92       0.53         742,811     0.60          1.86           101
2000(a)                      (4.08)          (4.45)        15.85       5.36         619,469     0.63          2.01            41
2001                            --           (0.28)        14.71      (5.45)        527,738     0.62          1.79            22
2002                            --           (0.26)        11.83     (17.92)        341,673     0.64          1.89            22
2003                            --           (0.24)        14.83      27.73         356,056     0.66          1.85            42

CLASS Y SHARES
2000(b)                         --           (0.13)        15.84      13.02(1)        2,780     0.88(2)       1.45(2)         41
2001                            --           (0.25)        14.69      (5.71)         22,602     0.87          1.54            22
2002                            --           (0.23)        11.81     (18.15)         29,318     0.89          1.64            22
2003                            --           (0.21)        14.81      27.48          51,527     0.91          1.60            42

VALUE-ADDED MARKET
CLASS X SHARES
1999                         (0.73)          (0.95)        20.54      12.15         189,708     0.55          1.11            21
2000(a)                      (1.91)          (2.00)        20.75      11.98         186,887     0.54          1.31             8
2001                         (1.10)          (1.29)        19.12      (1.83)        181,881     0.54          1.12             6
2002                            --           (0.21)        15.88     (15.97)        121,065     0.54          1.09             8
2003                         (0.32)          (0.53)        21.13      37.14         143,019     0.55          1.11            24

CLASS Y SHARES
2000(b)                         --              --         20.72      10.57(1)          890     0.78(2)       1.02(2)          8
2001                         (1.10)          (1.28)        19.05      (2.04)         10,985     0.79          0.87             6
2002                            --           (0.20)        15.79     (16.21)         18,843     0.79          0.84             8
2003                         (0.32)          (0.51)        20.99      36.87          47,554     0.80          0.86            24

                        NET ASSET
FOR THE YEAR              VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
   ENDED                BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31             OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
------------            ---------   -------------   --------------   ----------   ------------
GROWTH
CLASS X SHARES
1999                     $ 18.23      $  (0.02)       $   6.65        $   6.63            --
2000(a)                    23.27         (0.02)*         (2.47)          (2.49)           --
2001                       19.42         (0.01)*         (2.90)          (2.91)           --
2002                       15.48          0.01*          (4.32)          (4.31)           --
2003                       11.17          0.03*           2.97            3.00      $  (0.01)

CLASS Y SHARES
2000(b)                    23.90         (0.03)*         (4.47)          (4.50)           --
2001                       19.40         (0.05)*         (2.90)          (2.95)           --
2002                       15.42         (0.02)*         (4.30)          (4.32)           --
2003                       11.10         (0.01)*          2.96            2.95            --

AMERICAN OPPORTUNITIES
CLASS X SHARES
1999                       23.31          0.08           11.76           11.84         (0.07)
2000(a)                    32.60          0.05*          (1.39)          (1.34)           --
2001                       28.57          0.09*          (7.97)          (7.88)        (0.05)
2002                       14.99          0.04*          (3.26)          (3.22)        (0.09)
2003                       11.68          0.04*           2.36            2.40         (0.05)

CLASS Y SHARES
2000(b)                    29.89          0.05*          (1.39)          (1.34)           --
2001                       28.55          0.03*          (7.95)          (7.92)        (0.05)
2002                       14.93          0.01*          (3.25)          (3.24)        (0.06)
2003                       11.63          0.01*           2.34            2.35         (0.02)

CAPITAL OPPORTUNITIES
CLASS X SHARES
1999                       11.86          0.06           10.81           10.87         (0.06)
2000(a)                    22.66         (0.09)*         (5.64)          (5.73)           --
2001                       15.38         (0.07)*         (5.52)          (5.59)           --
2002                        9.79         (0.05)*         (4.24)          (4.29)           --
2003                        5.50         (0.04)*          2.33            2.29            --

CLASS Y SHARES
2000(b)                    24.41         (0.05)*         (8.99)          (9.04)           --
2001                       15.37         (0.09)*         (5.53)          (5.62)           --
2002                        9.75         (0.07)*         (4.22)          (4.29)           --
2003                        5.46         (0.05)*          2.31            2.26            --

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                  RATIOS TO AVERAGE
                                                                                                      NET ASSETS
                                            TOTAL       NET ASSET                NET ASSETS   --------------------------
FOR THE YEAR            DISTRIBUTIONS     DIVIDENDS       VALUE                    END OF                       NET        PORTFOLIO
   ENDED                     TO              AND         END OF      TOTAL         PERIOD                   INVESTMENT     TURNOVER
DECEMBER 31             SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+       (000'S)      EXPENSES    INCOME (LOSS)     RATE
------------            -------------   -------------   ---------   -------      ----------   ----------   -------------   ---------
GROWTH
CLASS X SHARES
1999                      $   (1.59)      $  (1.59)     $   23.27     39.10%     $   96,699     0.90%        (0.11)%           88%
2000(a)                       (1.36)         (1.36)         19.42    (11.68)        132,909     0.88         (0.10)            68
2001                          (1.03)         (1.03)         15.48    (15.23)         80,096     0.86         (0.04)            81
2002                             --             --          11.17    (27.84)         39,834     0.91          0.08            135
2003                             --          (0.01)         14.16     26.90          40,356     0.93          0.21            128

CLASS Y SHARES
2000(b)                          --             --          19.40    (18.83)(1)       2,536     1.14(2)      (0.34)(2)         68
2001                          (1.03)         (1.03)         15.42    (15.46)          4,383     1.11         (0.29)            81
2002                             --             --          11.10    (28.02)          3,520     1.16         (0.17)           135
2003                             --             --          14.05     26.58           6,850     1.18         (0.04)           128

AMERICAN OPPORTUNITIES
CLASS X SHARES
1999                          (2.48)         (2.55)         32.60     55.81         768,751     0.66          0.29            360
2000(a)                       (2.69)         (2.69)         28.57     (4.42)        832,971     0.64          0.17            426
2001                          (5.65)         (5.70)         14.99    (29.47)        463,012     0.65          0.46            393
2002                             --          (0.09)         11.68    (21.56)        274,710     0.66          0.27            309
2003                             --          (0.05)         14.03     20.57         260,230     0.67          0.33            261

CLASS Y SHARES
2000(b)                          --             --          28.55     (4.48)(1)      13,930     0.88(2)       0.40(2)         426
2001                          (5.65)         (5.70)         14.93    (29.67)         30,768     0.90          0.21            393
2002                             --          (0.06)         11.63    (21.73)         30,035     0.91          0.02            309
2003                             --          (0.02)         13.96     20.25          46,126     0.92          0.08            261

CAPITAL OPPORTUNITIES
CLASS X SHARES
1999                          (0.01)         (0.07)         22.66     92.10          84,949     0.20(3)       0.37(3)         318
2000(a)                       (1.55)         (1.55)         15.38    (27.56)        116,991     0.79         (0.41)            21
2001                             --             --           9.79    (36.39)         55,488     0.80         (0.63)            16
2002                             --             --           5.50    (43.82)         22,097     0.90         (0.71)           103
2003                             --             --           7.79     41.64          25,473     0.87         (0.57)           184

CLASS Y SHARES
2000(b)                          --             --          15.37    (36.83)(1)       4,895     1.02(2)      (0.62)(2)         21
2001                             --             --           9.75    (36.56)         11,410     1.05         (0.88)            16
2002                             --             --           5.46    (44.00)          6,537     1.15         (0.96)           103
2003                             --             --           7.72     41.39          11,302     1.12         (0.82)           184

                        NET ASSET
FOR THE YEAR              VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
   ENDED                BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31             OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
------------            ---------   -------------   --------------   ----------   ------------
GLOBAL EQUITY
CLASS X SHARES
1999                     $ 14.69      $   0.06        $   4.94       $   5.00      $  (0.06)
2000(a)                    19.63          0.13*          (1.19)         (1.06)        (0.06)
2001                       17.26          0.04*          (2.88)         (2.84)        (0.11)
2002                       12.79          0.04*          (2.26)         (2.22)        (0.01)
2003                       10.56          0.04*           3.62           3.66         (0.05)

CLASS Y SHARES
2000(b)                    18.85          0.00*          (1.61)         (1.61)           --
2001                       17.24         (0.01)*         (2.86)         (2.87)        (0.10)
2002                       12.75          0.01*          (2.26)         (2.25)           --
2003                       10.50          0.01*           3.60           3.61         (0.02)

DEVELOPING GROWTH
CLASS X SHARES
1999                       20.81          0.01           19.23          19.24         (0.01)
2000(a)                    40.04          0.22*          (7.89)         (7.67)           --
2001                       25.93         (0.01)*         (6.25)         (6.26)        (0.22)
2002                       16.01         (0.03)*         (4.41)         (4.44)           --
2003                       11.57         (0.03)*          4.82           4.79            --

CLASS Y SHARES
2000(b)                    29.79          0.09*          (3.98)         (3.89)           --
2001                       25.90         (0.05)*         (6.25)         (6.30)        (0.21)
2002                       15.95         (0.06)*         (4.40)         (4.46)           --
2003                       11.49         (0.07)*          4.80           4.73            --

----------
(a) PRIOR TO JULY 24, 2000, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO MAY 1, 2000 HAVE BEEN DESIGNATED CLASS X SHARES.

(b) FOR THE PERIOD JULY 24, 2000 (ISSUE DATE) THROUGH DECEMBER 31, 2000.

* THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

++  DISTRIBUTION FROM PAID-IN CAPITAL.

(1) NOT ANNUALIZED.

(2) ANNUALIZED.

(3) IF THE PORTFOLIO HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 0.92% AND (0.35%), RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                  RATIOS TO AVERAGE
                                                                                                      NET ASSETS
                                            TOTAL       NET ASSET                NET ASSETS   --------------------------
FOR THE YEAR            DISTRIBUTIONS     DIVIDENDS       VALUE                    END OF                       NET        PORTFOLIO
   ENDED                     TO              AND         END OF      TOTAL         PERIOD                   INVESTMENT     TURNOVER
DECEMBER 31             SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+       (000'S)      EXPENSES    INCOME (LOSS)     RATE
------------            -------------   -------------   ---------   -------      ----------   ----------   -------------   ---------
GLOBAL EQUITY
CLASS X SHARES
1999                            --        $  (0.06)      $ 19.63      34.14%     $  173,743     1.08%          0.36%          79%
2000(a)                   $  (1.25)          (1.31)        17.26      (5.93)        171,523     1.06           0.68           68
2001                         (1.52)          (1.63)        12.79     (17.22)        118,747     1.07           0.29           89
2002                            --           (0.01)        10.56     (17.37)         75,611     1.08           0.35           44
2003                            --           (0.05)        14.17      34.71          83,607     1.08           0.35           72

CLASS Y SHARES
2000(b)                         --              --         17.24      (8.54)(1)         883     1.29(2)        0.02(2)        68
2001                         (1.52)          (1.62)        12.75     (17.38)          3,825     1.32           0.04           89
2002                            --              --         10.50     (17.57)          3,951     1.33           0.10           44
2003                            --           (0.02)        14.09      34.33           7,593     1.33           0.10           72

DEVELOPING GROWTH
CLASS X SHARES
1999                            --           (0.01)        40.04      92.52         160,595     0.58           0.06          178
2000(a)                      (6.44)          (6.44)        25.93     (21.61)        142,640     0.56           0.66          207
2001                         (3.44)          (3.66)        16.01     (25.49)         85,513     0.59          (0.05)         196
2002                            --              --         11.57     (27.73)         45,892     0.61          (0.26)         251
2003                            --              --         16.36      41.40          53,996     0.62          (0.20)         193

CLASS Y SHARES
2000(b)                         --              --         25.90     (13.06)(1)       1,716     0.83(2)        0.74(2)       207
2001                         (3.44)          (3.65)        15.95     (25.67)          2,973     0.84          (0.30)         196
2002                            --              --         11.49     (27.96)          2,602     0.86          (0.51)         251
2003                            --              --         16.22      41.17           6,798     0.87          (0.45)         193

Morgan Stanley Select Dimensions Investment Series

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley Select Dimensions Investment Series (the "Fund"), comprising Money Market Portfolio, Flexible Income Portfolio (formerly Diversified Income Portfolio), Balanced Growth Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Opportunities Portfolio, Capital Opportunities Portfolio, Global Equity Portfolio and Developing Growth Portfolio (the "Portfolios") as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Morgan Stanley Select Dimensions Investment Series as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 17, 2004

Morgan Stanley Select Dimensions Investment Series

TRUSTEE AND OFFICER INFORMATION


Independent Trustees:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                       TERM OF                                    IN FUND
                                      POSITION(S)    OFFICE AND                                   COMPLEX
    NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
------------------------------------  -----------  ---------------  -------------------------  -------------  ----------------------
Michael Bozic (62)                    Trustee      Since            Retired; Director or            216       Director of Weirton
c/o Mayer, Brown, Rowe & Maw LLP                   April 1994       Trustee of the Retail                     Steel Corporation.
Counsel to the Independent Directors                                Funds (since April 1994)
1675 Broadway                                                       and the Institutional
New York, NY                                                        Funds (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (71)                    Trustee      Since            Director or Trustee of          216       Director of Franklin
c/o Summit Ventures LLC                            January 1993     the Retail Funds (since                   Covey (time management
1 Utah Center                                                       January 1993) and the                     systems), BMW Bank of
201 S. Main Street                                                  Institutional Funds                       North America, Inc.
Salt Lake City, UT                                                  (since July 2003); member                 (industrial loan
                                                                    of the Utah Regional                      corporation), United
                                                                    Advisory Board of Pacific                 Space Alliance (joint
                                                                    Corp.; formerly United                    venture between
                                                                    States Senator (R-Utah)                   Lockheed Martin and
                                                                    (1974-1992) and Chairman,                 the Boeing Company)
                                                                    Senate Banking Committee                  and Nuskin Asia
                                                                    (1980-1986), Mayor of                     Pacific (multilevel
                                                                    Salt Lake City, Utah                      marketing); member of
                                                                    (1971-1974), Astronaut,                   the board of various
                                                                    Space Shuttle Discovery                   civic and charitable
                                                                    (April 12-19, 1985), and                  organizations.
                                                                    Vice Chairman, Huntsman
                                                                    Corporation (chemical
                                                                    company).

Wayne E. Hedien (69)                  Trustee      Since September  Retired; Director or            216       Director of The PMI
c/o Mayer, Brown, Rowe & Maw LLP                   1997             Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Directors                                Funds (since September                    mortgage insurance);
1675 Broadway                                                       1997) and the                             Trustee and Vice
New York, NY                                                        Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other business
                                                                    (1966-1994), most                         and charitable
                                                                    recently as Chairman of                   organizations.
                                                                    The Allstate Corporation
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                       TERM OF                                    IN FUND
                                      POSITION(S)    OFFICE AND                                   COMPLEX
    NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
      INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
------------------------------------  -----------  ---------------  -------------------------  -------------  ----------------------
Dr. Manuel H. Johnson (54)            Trustee      Since            Chairman of the Audit           216       Director of NVR,
c/o Johnson Smick International, Inc.              July 1991        Committee and Director or                 Inc. (home
2099 Pennsylvania Avenue, N.W.                                      Trustee of the Retail                     construction);
Suite 950                                                           Funds (since July 1991)                   Chairman and Trustee
Washington, D.C.                                                    and the Institutional                     of the Financial
                                                                    Funds (since July 2003);                  Accounting Foundation
                                                                    Senior Partner, Johnson                   (oversight
                                                                    Smick International,                      organization of the
                                                                    Inc., a consulting firm;                  Financial Accounting
                                                                    Co-Chairman and a founder                 Standards Board);
                                                                    of the Group of Seven                     Director of RBS
                                                                    Council (G7C), an                         Greenwich Capital
                                                                    international economic                    Holdings (financial
                                                                    commission; formerly Vice                 holding company).
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of
                                                                    the U.S. Treasury.

Joseph J. Kearns (61)                 Trustee      Since            Deputy Chairman of the          217       Director of Electro
PMB754                                             July 2003        Audit Committee and                       Rent Corporation
23852 Pacific Coast Highway                                         Director or Trustee of                    (equipment leasing),
Malibu, CA                                                          the Retail Funds (since                   The Ford Family
                                                                    July 2003) and the                        Foundation, and the
                                                                    Institutional Funds                       UCLA Foundation.
                                                                    (since August
                                                                    1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the
                                                                    Institutional Funds
                                                                    (October 2001-July
                                                                    2003); President, Kearns
                                                                    & Associates LLC
                                                                    (investment consulting);
                                                                    formerly CFO of the
                                                                    J. Paul Getty Trust.

Michael E. Nugent (67)                Trustee      Since            Chairman of the Insurance       216       Director of various
c/o Triumph Capital, L.P.                          July 1991        Committee and Director or                 business
445 Park Avenue                                                     Trustee of the Retail                     organizations.
New York, NY                                                        Funds (since July 1991)
                                                                    and the Institutional
                                                                    Funds (since July 2001);
                                                                    General Partner of
                                                                    Triumph Capital, L.P., a
                                                                    private investment
                                                                    partnership; formerly
                                                                    Vice President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

Fergus Reid (71)                      Trustee      Since            Chairman of the                 217       Trustee and Director
85 Charles Colman Blvd.                            July 2003        Governance Committee and                  of certain
Pawling, NY                                                         Director or Trustee of                    investment companies
                                                                    the Retail Funds (since                   in the JPMorgan
                                                                    July 2003) and the                        Funds complex
                                                                    Institutional Funds                       managed by JPMorgan
                                                                    (since June 1992);                        Investment
                                                                    Chairman of Lumelite                      Management Inc.
                                                                    Plastics Corporation.

Interested Trustees:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                       TERM OF                                    IN FUND
                                      POSITION(S)    OFFICE AND                                   COMPLEX
    NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
       INTERESTED TRUSTEE             REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
------------------------------------  -----------  ---------------  -------------------------  -------------  ----------------------
Charles A. Fiumefreddo (70)           Chairman of  Since            Chairman and Director or        216       None
c/o Morgan Stanley Trust              the Board    July 1991        Trustee of the Retail
Harborside Financial Center,          and Trustee                   Funds (since July 1991)
Plaza Two,                                                          and the Institutional
Jersey City, NJ                                                     Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (55)                 Trustee      Since            Director or Trustee of          216       Director of AXA
c/o Morgan Stanley Trust                           June 2000        the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ                                                     (since July 2003); Senior                 the United States
                                                                    Advisor of Morgan Stanley                 (financial
                                                                    (since August 2000);                      services).
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

Philip J. Purcell (60)                Trustee      Since            Director or Trustee of          216       Director of American
1585 Broadway                                      April 1994       the Retail Funds (since                   Airlines, Inc. and
New York, NY                                                        April 1994) and the                       its parent company,
                                                                    Institutional Funds                       AMR Corporation.
                                                                    (since July 2003);
                                                                    Chairman of the Board of
                                                                    Directors and Chief
                                                                    Executive Officer of
                                                                    Morgan Stanley and Morgan
                                                                    Stanley DW Inc.; Director
                                                                    of the Distributor;
                                                                    Chairman of the Board of
                                                                    Directors and Chief
                                                                    Executive Officer of
                                                                    Novus Credit Services
                                                                    Inc.; Director and/or
                                                                    officer of various Morgan
                                                                    Stanley subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

Officers:

                                                      TERM OF
                                 POSITION(S)         OFFICE AND
 NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF
    EXECUTIVE OFFICER            REGISTRANT         TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   -----------------   ----------------   --------------------------------------------------
Mitchell M. Merin (50)        President           Since May 1999     President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                          Stanley Investment Management Inc.; President,
New York, NY                                                         Director and Chief Executive Officer of the
                                                                     Investment Manager and Morgan Stanley Services;
                                                                     Chairman, Chief Executive Officer and Director of
                                                                     the Distributor; Chairman and Director of the
                                                                     Transfer Agent; Director of various Morgan Stanley
                                                                     subsidiaries; President Morgan Stanley Investments
                                                                     LP (since February 2003); President of the
                                                                     Institutional Funds (since July 2003) and
                                                                     President of the Retail Funds (since May 1999);
                                                                     Trustee (since July 2003) and President (since
                                                                     December 2002) of the Van Kampen Closed-End Funds;
                                                                     Trustee (since May 1999) and President (since
                                                                     October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Executive Vice      Since April 2003   Chief Global Operations Officer and Managing
1221 Avenue of the Americas   President and                          Director of Morgan Stanley Investment Management
New York, NY                  Principal                              Inc.; Managing Director of Morgan Stanley & Co.
                              Executive Officer                      Incorporated; Managing Director of Morgan Stanley;
                                                                     Managing Director, Chief Administrative Officer
                                                                     and Director of the Investment Manager and Morgan
                                                                     Stanley Services; Chief Executive Officer and
                                                                     Director of the Transfer Agent; Managing Director
                                                                     and Director of the Distributor; Executive Vice
                                                                     President and Principal Executive Officer of the
                                                                     Institutional Funds (since July 2003); previously
                                                                     President of the Institutional Funds (March 2001-
                                                                     July 2003) and Director of the Institutional Funds
                                                                     (March 2001-July 2003).

Barry Fink (48)               Vice President      Since              General Counsel (since May 2000) and Managing
1221 Avenue of the Americas   and General         February 1997      Director (since December 2000) of Morgan Stanley
New York, NY                  Counsel                                Investment Management; Managing Director (since
                                                                     December 2000), Secretary (since February 1997)
                                                                     and Director (since July 1998) of the Investment
                                                                     Manager and Morgan Stanley Services; Assistant
                                                                     Secretary of Morgan Stanley DW; Chief Legal
                                                                     Officer of Morgan Stanley Investments LP (since
                                                                     July 2002); Vice President of the Institutional
                                                                     Funds (since July 2003); Vice President and
                                                                     Secretary of the Distributor; previously Secretary
                                                                     of the Retail Funds (February 1997-July 2003);
                                                                     previously Vice President and Assistant General
                                                                     Counsel of the Investment Manager and Morgan
                                                                     Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)      Vice President      Since July 1995    Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                          the Investment Manager, Morgan Stanley Investment
New York, NY                                                         Management Inc. and Morgan Stanley Investments LP;
                                                                     Director of the Transfer Agent, Chief Investment
                                                                     Officer of the Van Kampen Funds; Vice President of
                                                                     the Institutional Funds (since July 2003) and the
                                                                     Retail Funds (since July 1995).

Stefanie V. Chang (37)        Vice President      Since July 2003    Executive Director of Morgan Stanley & Co. and
1221 Avenue of the Americas                                          Morgan Stanley Investment Management Inc. and Vice
New York, NY                                                         President of the Institutional Funds (since
                                                                     December 1997) and the Retail Funds (since July
                                                                     2003); formerly practiced law with the New York
                                                                     law firm of Rogers & Wells (now Clifford Chance
                                                                     LLP).

                                                      TERM OF
                                 POSITION(S)         OFFICE AND
 NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF
    EXECUTIVE OFFICER            REGISTRANT         TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   -----------------   ----------------   --------------------------------------------------
Francis J. Smith (38)         Treasurer and       Treasurer since    Executive Director of the Investment Manager and
c/o Morgan Stanley Trust      Chief Financial     July 2003 and      Morgan Stanley Services (since December 2001);
Harborside Financial Center,  Officer             Chief Financial    previously Vice President of the Retail Funds
Plaza Two,                                        Officer since      (September 2002-July 2003); previously Vice
Jersey City, NJ                                   September 2002     President of the Investment Manager and Morgan
                                                                     Stanley Services (August 2000-November 2001) and
                                                                     Senior Manager at PricewaterhouseCoopers LLP
                                                                     (January 1998-August 2000).

Thomas F. Caloia (57)         Vice President      Since July 2003    Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                             Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                         Distributor and Morgan Stanley Services;
Plaza Two,                                                           previously Treasurer of the Retail Funds (April
Jersey City, NJ                                                      1989-July 2003); formerly First Vice President of
                                                                     the Investment Manager, the Distributor and Morgan
                                                                     Stanley Services.

Mary E. Mullin (36)           Secretary           Since July 2003    Vice President of Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                                          and Morgan Stanley Investment Management Inc.;
New York, NY                                                         Secretary of the Institutional Funds (since June
                                                                     1999) and the Retail Funds (since July 2003);
                                                                     formerly practiced law with the New York law firms
                                                                     of McDermott, Will & Emery and Skadden, Arps,
                                                                     Slate, Meagher & Flom LLP.

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
   FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                                   Trustees

           Michael Bozic                      Dr. Manuel H. Johnson
           Charles A. Fiumefreddo                  Joseph J. Kearns
           Edwin J. Garn                          Michael E. Nugent
           Wayne E. Hedien                        Philip J. Purcell
           James F. Higgins                             Fergus Reid

                                    Officers

                             Charles A. Fiumefreddo
                              CHAIRMAN OF THE BOARD

                                Mitchell M. Merin
                                    PRESIDENT

                                Ronald E. Robison
            EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

                                   Barry Fink
                       VICE PRESIDENT AND GENERAL COUNSEL

                               Joseph J. McAlinden
                                 VICE PRESIDENT

                                Stefanie V. Chang
                                 VICE PRESIDENT

                                Francis J. Smith
                      TREASURER AND CHIEF FINANCIAL OFFICER

                                Thomas F. Caloia
                                 VICE PRESIDENT

                                 Mary E. Mullin
                                    SECRETARY

           Transfer Agent                          Independent Auditors

        Morgan Stanley Trust                        Deloitte & Touche LLP
Harborside Financial Center--Plaza Two           Two World Financial Center
    Jersey City, New Jersey 07311                 New York, New York 10281

                               Investment Manager

                     Morgan Stanley Investment Advisors Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                                   Sub-Advisor
                               (Growth Portfolio)

                    Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

                                     #40474





                                13558A04-AP-1/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

         2003

                                              REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES                       $  161,328               N/A

             NON-AUDIT FEES
                 AUDIT-RELATED FEES           $    9,684(2)  $   2,847,161(2)
                 TAX FEES                     $   38,878(3)  $     736,810(4)
                 ALL OTHER FEES               $        0     $           0
             TOTAL NON-AUDIT FEES             $   48,562     $   3,583,971

             TOTAL                            $  209,890     $   3,583,971

         2002

                                              REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES                       $  144,600               N/A

             NON-AUDIT FEES
                 AUDIT-RELATED FEES           $    5,657(2)  $   2,818,115(2)
                 TAX FEES                     $   58,673(3)  $     365,427(4)
                 ALL OTHER FEES               $        0     $     501,166(5)
             TOTAL NON-AUDIT FEES             $   64,330     $   3,684,708

             TOTAL                            $  208,930     $   3,684,708

             N/A- Not applicable, as not required by Item 4.

             (1) Covered Entities include the Adviser (excluding sub-advisors)
                 and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
             (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
             (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
             (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
             (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.       AUDIT-RELATED SERVICES

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         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

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         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

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1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004